Athene Variable Life
Account A
Financial Statements
As of and for the year ended December 31, 2025

Athene Variable Life Account A
Index of the Financial Statements
As of and for the year ended December 31, 2025

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Policyowners of Athene Variable Life Account A and the
Board of Directors of Athene Annuity and Life Company

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of net assets of each of the subaccounts listed in the table below, which comprises Athene Variable Life Account A (the "Account") as of December 31, 2025, the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the subaccounts constituting the Account as of December 31, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Alger Funds Large Cap Growth Portfolio	Fidelity Variable Insurance Products Contrafund Portfolio	T. Rowe Price Equity Series, Inc. Health Sciences Portfolio II
The Alger Funds Capital Appreciation Portfolio	Fidelity Variable Insurance Products Investment Grade Bond Portfolio	Lord Abbett Series Fund, Inc. Mid Cap Stock Portfolio
The Alger Funds Mid Cap Growth Portfolio	Fidelity Variable Insurance Products Mid-Cap Portfolio	Lord Abbett Series Fund, Inc. Calibrated Dividend Growth Portfolio
The Alger Funds Small Cap Growth Portfolio	Fidelity Variable Insurance Products Government Money Market Fund	Lord Abbett Series Fund, Inc. Bond-Debenture Portfolio
LVIP American Century Variable Portfolios, Inc. VP Disciplined Core Value Fund	Invesco Variable Investment Funds High Yield Fund	Lord Abbett Series Fund, Inc. Growth and Income Portfolio
LVIP American Century Variable Portfolios, Inc. VP Value Fund	Invesco Variable Investment Funds Core Equity Fund	Vanguard Variable Insurance Funds Mid-Cap Index Portfolio
LVIP American Century Variable Portfolios, Inc. VP Ultra Fund	Lazard Retirement Series, Inc. Retirement U.S. Small Cap Equity Portfolio	Vanguard Variable Insurance Funds Real Estate Index Portfolio
BNY Mellon Investment Portfolios Sustainable US Equity Portfolio Fund	Allspring VT Discovery SMID Cap Growth Fund	Vanguard Variable Insurance Funds Total Bond Market Index Portfolio
BNY Mellon Investment Portfolios Stock Index Fund	Janus Henderson Portfolio Overseas Portfolio	Vanguard Variable Insurance Funds Total Stock Market Index Portfolio
BNY Mellon Investment Portfolios Small Cap Stock Index Portfolio	T. Rowe Price Equity Series, Inc. Equity Income Portfolio II	Vanguard Variable Insurance Funds Small Company Growth Portfolio
Fidelity Variable Insurance Products Overseas Portfolio	T. Rowe Price Equity Series, Inc. Blue Chip Growth Portfolio	Vanguard Variable Insurance Funds Capital Growth Portfolio
Fidelity Variable Insurance Products Growth Portfolio	T. Rowe Price Equity Series, Inc. Moderate Allocation Portfolio

1

The financial highlights for each of the years or periods ended on or prior to December 31, 2021, were audited by other independent registered public accountants whose report, dated April 28, 2022, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on the subaccounts’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The subaccounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the subaccounts' internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the underlying mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Des Moines, Iowa
April 30, 2026

We have served as the Account’s auditor since 2022.

2

Athene Variable Life Account A
Statements of Net Assets
December 31, 2025

					LVIP American Century
	The Alger Funds				Variable Portfolios, Inc.
	Large Cap	Capital	Mid Cap	Small Cap	VP Disciplined	VP
	Growth	Appreciation	Growth	Growth	Core Value	Value
	Portfolio	Portfolio	Portfolio	Portfolio	Fund	Fund

Assets
Investments in shares of mutual funds, at fair value	$49,466	$223,495	$23,994	$850	$409,795	$643,966
Total Assets	$49,466	$223,495	$23,994	$850	$409,795	$643,966

Net assets in the accumulation period	$49,466	$223,495	$23,994	$850	$409,795	$643,966
Net assets	$49,466	$223,495	$23,994	$850	$409,795	$643,966

Accumulation unit value low	$107.487	$197.344	$66.222	$53.429	$59.777	$64.528
Accumulation unit value high	$111.772	$222.387	$99.389	$53.429	$60.246	$87.563

Accumulation units outstanding	460	1,005	260	16	6,852	8,052

Shares of mutual funds owned	479	1,735	1,007	46	42,334	49,843

Investments, at cost	$32,343	$139,833	$18,915	$755	$373,813	$546,138
(Continued)

The accompanying notes are an integral part of these financial statements.
3

Athene Variable Life Account A
Statements of Net Assets
December 31, 2025

	LVIP American Century
	Variable Portfolios, Inc.	BNY Mellon Investment Portfolios
		Sustainable		Small Cap
		US Equity	Stock	Stock
	VP Ultra	Portfolio	Index	Index
	Fund	Fund	Fund	Portfolio

Assets
Investments in shares of mutual funds, at fair value	$57,351	$3,640	$1,303,895	$90,217
Total Assets	$57,351	$3,640	$1,303,895	$90,217

Net assets in the accumulation period	$57,351	$3,640	$1,303,895	$90,217
Net assets	$57,351	$3,640	$1,303,895	$90,217

Accumulation unit value low	$107.350	$67.219	$90.075	$58.243
Accumulation unit value high	$107.350	$67.219	$95.439	$58.243

Accumulation units outstanding	534	54	14,476	1,549

Shares of mutual funds owned	1,821	62	14,962	5,009

Investments, at cost	$38,246	$2,336	$832,010	$87,142
(Continued)

The accompanying notes are an integral part of these financial statements.
4

Athene Variable Life Account A
Statements of Net Assets
December 31, 2025

	Fidelity Variable Insurance Products
						Government
				Investment		Money
	Overseas	Growth	Contrafund	Grade Bond	Mid-Cap	Market
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Fund

Assets
Investments in shares of mutual funds, at fair value	$321,983	$424,685	$1,601,525	$357,384	$656,167	$389,250
Total Assets	$321,983	$424,685	$1,601,525	$357,384	$656,167	$389,250

Net assets in the accumulation period	$321,983	$424,685	$1,601,525	$357,384	$656,167	$389,250
Net assets	$321,983	$424,685	$1,601,525	$357,384	$656,167	$389,250

Accumulation unit value low	$28.998	$70.052	$105.244	$20.451	$70.340	$14.397
Accumulation unit value high	$40.691	$115.523	$118.289	$20.451	$70.340	$14.397

Accumulation units outstanding	9,982	5,611	14,984	17,475	9,328	27,037

Shares of mutual funds owned	11,873	4,572	28,166	31,460	17,493	389,252

Investments, at cost	$277,173	$393,279	$1,191,970	$391,570	$629,205	$389,252
(Continued)

The accompanying notes are an integral part of these financial statements.
5

Athene Variable Life Account A
Statements of Net Assets
December 31, 2025

	Invesco Variable Investment Funds		Lazard	Allspring
			Retirement	VT
			Series, Inc.	Funds
			Retirement	Discovery
	High	Core	U.S. Small	SMID Cap
	Yield	Equity	Cap Equity	Growth
	Fund	Fund	Portfolio	Fund

Assets
Investments in shares of mutual funds, at fair value	$29,270	$67,384	$323,333	$3,554
Total Assets	$29,270	$67,384	$323,333	$3,554

Net assets in the accumulation period	$29,270	$67,384	$323,333	$3,554
Net assets	$29,270	$67,384	$323,333	$3,554

Accumulation unit value low	$32.198	$61.579	$49.337	$73.804
Accumulation unit value high	$32.198	$61.579	$79.073	$73.804

Accumulation units outstanding	909	1,094	4,685	48

Shares of mutual funds owned	6,175	1,870	24,968	141

Investments, at cost	$31,674	$58,204	$348,392	$3,762
(Continued)

The accompanying notes are an integral part of these financial statements.
6

Athene Variable Life Account A
Statements of Net Assets
December 31, 2025

	Janus
	Henderson
	Portfolio	T. Rowe Price Equity Series, Inc.

		Equity	Blue Chip	Moderate	Health
	Overseas	Income	Growth	Allocation	Sciences
	Portfolio	Portfolio II	Portfolio	Portfolio	Portfolio II

Assets
Investments in shares of mutual funds, at fair value	$504,933	$530,103	$1,020,383	$177,730	$194,371
Total Assets	$504,933	$530,103	$1,020,383	$177,730	$194,371

Net assets in the accumulation period	$504,933	$530,103	$1,020,383	$177,730	$194,371
Net assets	$504,933	$530,103	$1,020,383	$177,730	$194,371

Accumulation unit value low	$57.865	$47.721	$117.870	$42.561	$126.330
Accumulation unit value high	$80.237	$47.721	$117.870	$42.561	$126.330

Accumulation units outstanding	6,942	11,108	8,657	4,176	1,539

Shares of mutual funds owned	9,046	18,496	15,619	7,924	3,597

Investments, at cost	$316,094	$505,446	$572,378	$163,500	$166,534
(Continued)

The accompanying notes are an integral part of these financial statements.
7

Athene Variable Life Account A
Statements of Net Assets
December 31, 2025

	Lord Abbett Series Fund, Inc.
		Calibrated
	Mid Cap	Dividend	Bond-	Growth and
	Stock	Growth	Debenture	Income
	Portfolio	Portfolio	Portfolio	Portfolio

Assets
Investments in shares of mutual funds, at fair value	$290,840	$22,596	$9,664	$670,442
Total Assets	$290,840	$22,596	$9,664	$670,442

Net assets in the accumulation period	$290,840	$22,596	$9,664	$670,442
Net assets	$290,840	$22,596	$9,664	$670,442

Accumulation unit value low	$41.380	$72.151	$31.415	$50.590
Accumulation unit value high	$41.380	$72.151	$31.415	$50.590

Accumulation units outstanding	7,029	313	308	13,253

Shares of mutual funds owned	11,165	1,139	911	15,978

Investments, at cost	$268,698	$19,799	$10,407	$584,456
(Continued)

The accompanying notes are an integral part of these financial statements.
8

Athene Variable Life Account A
Statements of Net Assets
December 31, 2025

	Vanguard Variable Insurance Funds
			Total Bond	Total Stock	Small
	Mid-Cap	Real Estate	Market	Market	Company	Capital
	Index	Index	Index	Index	Growth	Growth
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Assets
Investments in shares of mutual funds, at fair value	$333,811	$337,452	$202,372	$226,685	$81,707	$525,039
Total Assets	$333,811	$337,452	$202,372	$226,685	$81,707	$525,039

Net assets in the accumulation period	$333,811	$337,452	$202,372	$226,685	$81,707	$525,039
Net assets	$333,811	$337,452	$202,372	$226,685	$81,707	$525,039

Accumulation unit value low	$67.761	$36.976	$18.082	$81.403	$62.498	$115.518
Accumulation unit value high	$67.761	$36.976	$18.082	$81.403	$62.498	$115.518

Accumulation units outstanding	4,926	9,126	11,192	2,785	1,307	4,545

Shares of mutual funds owned	11,939	29,166	18,738	3,720	4,285	8,493

Investments, at cost	$267,235	$349,733	$214,047	$161,687	$78,502	$287,685
(Concluded)

The accompanying notes are an integral part of these financial statements.
9

Athene Variable Life Account A
Statements of Operations
Year Ended December 31, 2025

					LVIP American Century
	The Alger Funds				Variable Portfolios, Inc.
	Large Cap	Capital	Mid Cap	Small	VP Disciplined	VP
	Growth	Appreciation	Growth	Cap Growth	Core Value	Value
	Portfolio	Portfolio	Portfolio	Portfolio	Fund	Fund

Income
Dividends	$—	$—	$—	$—	$6,483	$9,932
Expenses
Mortality and expense and administration charges	—	—	—	—	—	—
Net investment income	—	—	—	—	6,483	9,932

Realized gain (loss) on investments
Net realized gain (loss) on sale of fund shares	1,044	41,891	71	(42)	(76)	5,744
Capital gain distributions	5,325	35,148	—	10	—	46,800
Net realized gain (loss) on investments	6,369	77,039	71	(32)	(76)	52,544
Net change in unrealized appreciation (depreciation)
on investments	5,317	(1,982)	3,395	62	46,649	26,053
Net increase in net assets
resulting from operations	$11,686	$75,057	$3,466	$30	$53,056	$88,529
(Continued)

The accompanying notes are an integral part of these financial statements.
10

Athene Variable Life Account A
Statements of Operations
Year Ended December 31, 2025

	LVIP American Century
	Variable Portfolios, Inc.	BNY Mellon Investment Portfolios
		Sustainable		Small Cap
		US Equity	Stock	Stock
	VP Ultra	Portfolio	Index	Index
	Fund	Fund	Fund	Portfolio

Income
Dividends	$—	$8	$12,371	$1,067
Expenses
Mortality and expense and administration charges	—	—	—	—
Net investment income	—	8	12,371	1,067

Realized gain (loss) on investments
Net realized gain (loss) on sale of fund shares	1,592	42	55,398	(13)
Capital gain distributions	4,535	271	66,964	8,123
Net realized gain (loss) on investments	6,127	313	122,362	8,110
Net change in unrealized appreciation (depreciation)
on investments	620	186	61,454	(4,443)
Net increase in net assets
resulting from operations	$6,747	$507	$196,187	$4,734
(Continued)

The accompanying notes are an integral part of these financial statements.
11

Athene Variable Life Account A
Statements of Operations
Year Ended December 31, 2025

	Fidelity Variable Insurance Products
						Government
				Investment		Money
	Overseas	Growth	Contrafund	Grade Bond	Mid-Cap	Market
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Fund

Income
Dividends	$4,368	$202	$—	$12,597	$2,686	$25,840
Expenses
Mortality and expense and administration charges	—	—	—	—	—	—
Net investment income	4,368	202	—	12,597	2,686	25,840

Realized gain (loss) on investments
Net realized gain (loss) on sale of fund shares	11,511	4,582	33,055	(6,689)	12,589	—
Capital gain distributions	28,457	54,254	249,991	—	69,753	—
Net realized gain (loss) on investments	39,968	58,836	283,046	(6,689)	82,342	—
Net change in unrealized appreciation (depreciation)
on investments	12,662	(4,055)	(6,771)	19,373	(12,503)	—
Net increase in net assets
resulting from operations	$56,998	$54,983	$276,275	$25,281	$72,525	$25,840
(Continued)

The accompanying notes are an integral part of these financial statements.
12

Athene Variable Life Account A
Statements of Operations
Year Ended December 31, 2025

	Invesco Variable Investment Funds		Lazard	Allspring
			Retirement	VT
			Series, Inc.	Funds
			Retirement	Discovery
	High	Core	U.S. Small	SMID Cap
	Yield	Equity	Cap Equity	Growth
	Fund	Fund	Portfolio	Fund

Income
Dividends	$2,003	$413	$—	$—
Expenses
Mortality and expense and administration charges	—	—	—	—
Net investment income	2,003	413	—	—

Realized gain (loss) on investments
Net realized gain (loss) on sale of fund shares	(316)	97	(3,754)	(1)
Capital gain distributions	—	4,751	37,812	25
Net realized gain (loss) on investments	(316)	4,848	34,058	24
Net change in unrealized appreciation (depreciation)
on investments	182	4,164	(25,082)	161
Net increase in net assets
resulting from operations	$1,869	$9,425	$8,976	$185
(Continued)

The accompanying notes are an integral part of these financial statements.
13

Athene Variable Life Account A
Statements of Operations
Year Ended December 31, 2025

	Janus
	Henderson
	Portfolio	T. Rowe Price Equity Series, Inc.

		Equity	Blue Chip	Moderate	Health
	Overseas	Income	Growth	Allocation	Sciences
	Portfolio	Portfolio II	Portfolio	Portfolio	Portfolio II

Income
Dividends	$6,759	$7,116	$—	$4,365	$—
Expenses
Mortality and expense and administration charges	—	—	—	—	—
Net investment income	6,759	7,116	—	4,365	—

Realized gain (loss) on investments
Net realized gain (loss) on sale of fund shares	68,633	11,550	124,678	6,964	2,633
Capital gain distributions	—	50,771	85,154	7,576	7,062
Net realized gain (loss) on investments	68,633	62,321	209,832	14,540	9,695
Net change in unrealized appreciation (depreciation)
on investments	46,412	(3,015)	(54,884)	8,350	20,087
Net increase in net assets
resulting from operations	$121,804	$66,422	$154,948	$27,255	$29,782
(Continued)

The accompanying notes are an integral part of these financial statements.
14

Athene Variable Life Account A
Statements of Operations
Year Ended December 31, 2025

	Lord Abbett Series Fund, Inc.
		Calibrated
	Mid Cap	Dividend	Bond-	Growth and
	Stock	Growth	Debenture	Income
	Portfolio	Portfolio	Portfolio	Portfolio

Income
Dividends	$926	$127	$563	$3,617
Expenses
Mortality and expense and administration charges	—	—	—	—
Net investment income	926	127	563	3,617

Realized gain (loss) on investments
Net realized gain (loss) on sale of fund shares	960	34	(81)	39,737
Capital gain distributions	22,469	1,676	—	68,288
Net realized gain (loss) on investments	23,429	1,710	(81)	108,025
Net change in unrealized appreciation (depreciation)
on investments	(4,522)	1,276	250	35
Net increase in net assets
resulting from operations	$19,833	$3,113	$732	$111,677
(Continued)

The accompanying notes are an integral part of these financial statements.
15

Athene Variable Life Account A
Statements of Operations
Year Ended December 31, 2025

	Vanguard Variable Insurance Funds
			Total Bond	Total Stock	Small
	Mid-Cap	Real Estate	Market	Market	Company	Capital
	Index	Index	Index	Index	Growth	Growth
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Income
Dividends	$3,840	$8,856	$6,502	$2,362	$387	$4,516
Expenses
Mortality and expense and administration charges	(631)	(662)	(383)	(419)	(165)	(899)
Net investment income	3,209	8,194	6,119	1,943	222	3,617

Realized gain (loss) on investments
Net realized gain (loss) on sale of fund shares	1,230	(1,437)	(1,481)	2,441	(2,207)	7,766
Capital gain distributions	15,299	5,670	—	11,025	5,499	19,406
Net realized gain (loss) on investments	16,529	4,233	(1,481)	13,466	3,292	27,172
Net change in unrealized appreciation (depreciation)
on investments	13,939	(3,224)	7,818	17,133	1,643	87,394
Net increase in net assets
resulting from operations	$33,677	$9,203	$12,456	$32,542	$5,157	$118,183
(Concluded)

The accompanying notes are an integral part of these financial statements.
16

Athene Variable Life Account A
Statements of Changes in Net Assets
Years Ended December 31, 2025 and 2024

					LVIP American Century
	The Alger Funds				Variable Portfolios, Inc.
	Large Cap	Capital	Mid Cap	Small Cap	VP Disciplined	VP
	Growth	Appreciation	Growth	Growth	Core Value	Value
	Portfolio	Portfolio	Portfolio	Portfolio	Fund	Fund
Net assets at December 31, 2023	$28,658	$173,293	$22,936	$672	$340,387	$544,546
Changes from 2024 operations
Net investment income	—	—	—	—	4,749	16,064
Net realized gain (loss) on investments	621	5,273	(1,304)	(80)	(1,806)	44,062
Net change in unrealized appreciation (depreciation) on investments	11,463	76,158	5,409	144	41,596	(11,938)
Net increase in net assets resulting from operations	12,084	81,431	4,105	64	44,539	48,188
Contract transactions
Deposits	—	—	—	—	5,500	12,555
Surrenders and death benefits	—	(9,729)	(5,512)	—	(11,401)	(6,880)
Contract maintenance charges	(1,441)	(5,453)	(683)	(184)	(15,604)	(15,070)
Other transfers between sub-accounts,
including fixed interest account	158	304	55	177	(75)	(26,427)
Net increase (decrease) in net assets resulting from contract transactions	(1,283)	(14,878)	(6,140)	(7)	(21,580)	(35,822)
Total increase (decrease) in net assets	10,801	66,553	(2,035)	57	22,959	12,366
Net assets at December 31, 2024	$39,459	$239,846	$20,901	$729	$363,346	$556,912
Changes from 2025 operations
Net investment income	—	—	—	—	6,483	9,932
Net realized gain (loss) on investments	6,369	77,039	71	(32)	(76)	52,544
Net change in unrealized appreciation (depreciation) on investments	5,317	(1,982)	3,395	62	46,649	26,053
Net increase in net assets resulting from operations	11,686	75,057	3,466	30	53,056	88,529
Contract transactions
Deposits	—	—	—	—	5,589	6,797
Surrenders and death benefits	—	(88,589)	—	—	—	—
Contract maintenance charges	(1,871)	(5,719)	(410)	(196)	(11,930)	(13,858)
Other transfers between sub-accounts,
including fixed interest account	192	2,900	37	287	(266)	5,586
Net increase (decrease) in net assets resulting from contract transactions	(1,679)	(91,408)	(373)	91	(6,607)	(1,475)
Total increase (decrease) in net assets	10,007	(16,351)	3,093	121	46,449	87,054
Net assets at December 31, 2025	$49,466	$223,495	$23,994	$850	$409,795	$643,966
(Continued)

The accompanying notes are an integral part of these financial statements.
17

Athene Variable Life Account A
Statements of Changes in Net Assets
Years Ended December 31, 2025 and 2024

	LVIP American Century
	Variable Portfolios, Inc.	BNY Mellon Investment Portfolios
		Sustainable		Small Cap
		US Equity	Stock	Stock
	VP Ultra	Portfolio	Index	Index
	Fund	Fund	Fund	Portfolio

Net assets at December 31, 2023	$43,810	$2,655	$1,129,499	$80,460
Changes from 2024 operations
Net investment income	—	16	13,606	918
Net realized gain (loss) on investments	6,122	55	149,345	2,203
Net change in unrealized appreciation on investments	5,832	584	92,575	3,245
Net increase in net assets resulting from operations	11,954	655	255,526	6,366
Contract transactions
Deposits	771	—	24,441	1,072
Surrenders and death benefits	(2,429)	—	(117,573)	—
Contract maintenance charges	(1,221)	(113)	(24,897)	(2,322)
Other transfers between sub-accounts,
including fixed interest account	(597)	24	(63,274)	559
Net increase (decrease) in net assets
resulting from contract transactions	(3,476)	(89)	(181,303)	(691)
Total increase (decrease) in net assets	8,478	566	74,223	5,675
Net assets at December 31, 2024	$52,288	$3,221	$1,203,722	$86,135
Changes from 2025 operations
Net investment income	—	8	12,371	1,067
Net realized gain (loss) on investments	6,127	313	122,362	8,110
Net change in	620	186	61,454	(4,443)
unrealized appreciation (depreciation) on investments
Net increase in net
assets resulting from operations	6,747	507	196,187	4,734
Contract transactions
Deposits	778	—	15,859	991
Surrenders and death benefits	—	—	(85,054)	—
Contract maintenance charges	(1,295)	(122)	(24,092)	(2,226)
Other transfers between sub-accounts,
including fixed interest account	(1,167)	34	(2,727)	583
Net increase (decrease) in net assets
resulting from contract transactions	(1,684)	(88)	(96,014)	(652)
Total increase (decrease) in net assets	5,063	419	100,173	4,082
Net assets at December 31, 2025	$57,351	$3,640	$1,303,895	$90,217
(Continued)
The accompanying notes are an integral part of these financial statements.
18

Athene Variable Life Account A
Statements of Changes in Net Assets
Years Ended December 31, 2025 and 2024

	Fidelity Variable Insurance Products
						Government
				Investment		Money
	Overseas	Growth	Contrafund	Grade Bond	Mid-Cap	Market
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Fund

Net assets at December 31, 2023	$283,105	$383,731	$1,091,755	$358,705	$589,789	$817,185
Changes from 2024 operations
Net investment income	4,256	—	418	12,743	3,501	42,959
Net realized gain (loss) on investments	18,038	105,627	190,600	(3,144)	87,986	—
Net change in unrealized	(8,854)	(16,759)	169,316	(3,224)	9,675	—
appreciation (depreciation) on investments
Net increase in net assets resulting from operations	13,440	88,868	360,334	6,375	101,162	42,959
Contract transactions
Deposits	7,267	14,175	23,158	14,734	8,541	43,180
Surrenders and death benefits	(4,035)	(16,519)	(21,994)	(15,700)	(15,269)	(813)
Contract maintenance charges	(9,795)	(12,253)	(34,534)	(12,891)	(20,581)	(38,179)
Other transfers between sub-accounts,
including fixed interest account	3,457	(80,507)	(11,673)	13,224	(7,156)	88,088
Net increase (decrease) in net assets
resulting from contract transactions	(3,106)	(95,104)	(45,043)	(633)	(34,465)	92,276
Total increase (decrease) in net assets	10,334	(6,236)	315,291	5,742	66,697	135,235
Net assets at December 31, 2024	$293,439	$377,495	$1,407,046	$364,447	$656,486	$952,420
Changes from 2025 operations
Net investment income	4,368	202	—	12,597	2,686	25,840
Net realized gain (loss) on investments	39,968	58,836	283,046	(6,689)	82,342	—
Net change in unrealized appreciation (depreciation) on investments	12,662	(4,055)	(6,771)	19,373	(12,503)	—
Net increase in net
assets resulting from operations	56,998	54,983	276,275	25,281	72,525	25,840
Contract transactions
Deposits	5,779	5,976	22,718	11,970	7,722	11,259
Surrenders and death benefits	(23,897)	(137)	(55)	(41,640)	(64,994)	(571,576)
Contract maintenance charges	(10,240)	(12,405)	(35,413)	(12,872)	(19,971)	(17,618)
Other transfers between sub-accounts,
including fixed interest account	(96)	(1,227)	(69,046)	10,198	4,399	(11,075)
Net increase (decrease) in net assets
resulting from contract transactions	(28,454)	(7,793)	(81,796)	(32,344)	(72,844)	(589,010)
Total increase (decrease) in net assets	28,544	47,190	194,479	(7,063)	(319)	(563,170)
Net assets at December 31, 2025	$321,983	$424,685	$1,601,525	$357,384	$656,167	$389,250
(Continued)

The accompanying notes are an integral part of these financial statements.
19

Athene Variable Life Account A
Statements of Changes in Net Assets
Years Ended December 31, 2025 and 2024

	Invesco		Lazard	Allspring
	Variable Investment		Retirement	VT
	Funds		Series, Inc.	Funds
			Retirement	Discovery
	High	Core	U.S. Small	SMID Cap
	Yield	Equity	Cap Equity	Growth
	Fund	Fund	Portfolio	Fund

Net assets at December 31, 2023	$28,140	$47,161	$318,155	$2,992
Changes from 2024 operations
Net investment income	1,635	384	—	—
Net realized gain (loss) on investments	(190)	4,656	11,936	(15)
Net change in unrealized appreciation (depreciation) on investments	669	6,989	23,439	554
Net increase in net assets resulting from operations	2,114	12,029	35,375	539
Contract transactions
Deposits	868	1,112	9,300	—
Surrenders and death benefits	(885)	—	(1,809)	—
Contract maintenance charges	(817)	(1,695)	(11,632)	(130)
Other transfers between sub-accounts,
including fixed interest account	24	(25)	2,706	53
Net increase (decrease) in net assets
resulting from contract transactions	(810)	(608)	(1,435)	(77)
Total increase (decrease) in net assets	1,304	11,421	33,940	462
Net assets at December 31, 2024	$29,444	$58,582	$352,095	$3,454
Changes from 2025 operations
Net investment income	2,003	413	—	—
Net realized gain (loss) on investments	(316)	4,848	34,058	24
Net change in unrealized appreciation (depreciation) on investments	182	4,164	(25,082)	161
Net increase in net
assets resulting from operations	1,869	9,425	8,976	185
Contract transactions
Deposits	894	1,112	7,125	—
Surrenders and death benefits	(2,115)	—	(45,196)	—
Contract maintenance charges	(795)	(1,798)	(10,986)	(138)
Other transfers between sub-accounts,
including fixed interest account	(27)	63	11,319	53
Net increase (decrease) in net assets
resulting from contract transactions	(2,043)	(623)	(37,738)	(85)
Total increase (decrease) in net assets	(174)	8,802	(28,762)	100
Net assets at December 31, 2025	$29,270	$67,384	$323,333	$3,554
(Continued)
The accompanying notes are an integral part of these financial statements.
20

Athene Variable Life Account A
Statements of Changes in Net Assets
Years Ended December 31, 2025 and 2024

	Janus
	Henderson
	Portfolio	T. Rowe Price Equity Series, Inc.

		Equity	Blue Chip	Moderate	Health
	Overseas	Income	Growth	Allocation	Sciences
	Portfolio	Portfolio II	Portfolio	Portfolio	Portfolio II

Net assets at December 31, 2023	$511,660	$437,989	$796,379	$202,783	$153,280
Changes from 2024 operations
Net investment income	7,455	7,808	—	4,933	—
Net realized gain (loss) on investments	16,458	34,350	91,718	6,094	16,977
Net change in unrealized appreciation (depreciation) on investments	6,513	7,703	182,937	9,184	(14,809)
Net increase in net assets resulting from operations	30,426	49,861	274,655	20,211	2,168
Contract transactions
Deposits	14,149	12,161	4,799	3,948	2,131
Surrenders and death benefits	(15,826)	(1,337)	(16,473)	(1,102)	(2,033)
Contract maintenance charges	(20,714)	(8,104)	(25,811)	(8,711)	(4,123)
Other transfers between sub-accounts,
including fixed interest account	6,572	353	(20,546)	1,744	4,716
Net increase (decrease) in net assets
resulting from contract transactions	(15,819)	3,073	(58,031)	(4,121)	691
Total increase (decrease) in net assets	14,607	52,934	216,624	16,090	2,859
Net assets at December 31, 2024	$526,267	$490,923	$1,013,003	$218,873	$156,139
Changes from 2025 operations
Net investment income	6,759	7,116	—	4,365	—
Net realized gain (loss) on investments	68,633	62,321	209,832	14,540	9,695
Net change in unrealized appreciation (depreciation) on investments	46,412	(3,015)	(54,884)	8,350	20,087
Net increase in net
assets resulting from operations	121,804	66,422	154,948	27,255	29,782
Contract transactions
Deposits	12,383	11,108	3,970	3,886	2,475
Surrenders and death benefits	(145,171)	(30,702)	(56,663)	(65,227)	—
Contract maintenance charges	(18,246)	(8,121)	(21,985)	(7,725)	(4,122)
Other transfers between sub-accounts,
including fixed interest account	7,896	473	(72,890)	668	10,097
Net increase (decrease) in net assets
resulting from contract transactions	(143,138)	(27,242)	(147,568)	(68,398)	8,450
Total increase (decrease) in net assets	(21,334)	39,180	7,380	(41,143)	38,232
Net assets at December 31, 2025	$504,933	$530,103	$1,020,383	$177,730	$194,371
(Continued)
The accompanying notes are an integral part of these financial statements.
21

Athene Variable Life Account A
Statements of Changes in Net Assets
Years Ended December 31, 2025 and 2024

	Lord Abbett Series Fund, Inc.
		Calibrated
	Mid Cap	Dividend	Bond-	Growth and
	Stock	Growth	Debenture	Income
	Portfolio	Portfolio	Portfolio	Portfolio

Net assets at December 31, 2023	$245,421	$16,996	$7,940	$710,262
Changes from 2024 operations
Net investment income	1,232	109	485	6,303
Net realized gain (loss) on investments	29,717	1,177	(64)	73,038
Net change in unrealized appreciation (depreciation) on investments	4,738	2,467	125	66,534
Net increase in net assets resulting from operations	35,687	3,753	546	145,875
Contract transactions
Deposits	7,579	177	510	11,260
Surrenders and death benefits	(7,390)	—	—	(78,538)
Contract maintenance charges	(8,898)	(359)	(453)	(34,975)
Other transfers between sub-accounts,
including fixed interest account	(1,621)	(535)	159	(2,344)
Net increase (decrease) in net assets
resulting from contract transactions	(10,330)	(717)	216	(104,597)
Total increase (decrease) in net assets	25,357	3,036	762	41,278
Net assets at December 31, 2024	$270,778	$20,032	$8,702	$751,540
Changes from 2025 operations
Net investment income	926	127	563	3,617
Net realized gain (loss) on investments	23,429	1,710	(81)	108,025
Net change in unrealized appreciation (depreciation) on investments	(4,522)	1,276	250	35
Net increase in net
assets resulting from operations	19,833	3,113	732	111,677
Contract transactions
Deposits	5,209	177	510	8,410
Surrenders and death benefits	(500)	—	—	(176,935)
Contract maintenance charges	(8,549)	(389)	(488)	(29,697)
Other transfers between sub-accounts,
including fixed interest account	4,069	(337)	208	5,447
Net increase (decrease) in net assets
resulting from contract transactions	229	(549)	230	(192,775)
Total increase (decrease) in net assets	20,062	2,564	962	(81,098)
Net assets at December 31, 2025	$290,840	$22,596	$9,664	$670,442
(Continued)

The accompanying notes are an integral part of these financial statements.
22

Athene Variable Life Account A
Statements of Changes in Net Assets
Years Ended December 31, 2025 and 2024

	Vanguard Variable Insurance Funds
			Total Bond	Total Stock	Small
	Mid-Cap	Real Estate	Market	Market	Company	Capital
	Index	Index	Index	Index	Growth	Growth
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Net assets at December 31, 2023	$257,130	$307,338	$172,248	$162,150	$77,095	$371,948
Changes from 2024 operations
Net investment income	3,256	9,003	4,464	1,884	268	3,697
Net realized gain (loss) on investments	4,309	5,231	(860)	14,971	(1,586)	18,197
Net change in unrealized
appreciation (depreciation) on investments	30,529	843	(1,524)	20,812	9,705	27,025
Net increase in net assets resulting from operations	38,094	15,077	2,080	37,667	8,387	48,919
Contract transactions
Deposits	10,907	11,259	5,139	5,718	5,026	9,466
Surrenders and death benefits	(1,507)	(3,930)	(662)	(1,786)	(1,431)	(6,040)
Contract maintenance charges	(8,217)	(9,629)	(5,463)	(7,605)	(5,149)	(11,443)
Other transfers between sub-accounts,
including fixed interest account	(395)	(4,010)	9,349	58	(745)	(865)
Net increase (decrease) in net assets
resulting from contract transactions	788	(6,310)	8,363	(3,615)	(2,299)	(8,882)
Total increase (decrease) in net assets	38,882	8,767	10,443	34,052	6,088	40,037
Net assets at December 31, 2024	$296,012	$316,105	$182,691	$196,202	$83,183	$411,985
Changes from 2025 operations
Net investment income	3,209	8,194	6,119	1,943	222	3,617
Net realized gain (loss) on investments	16,529	4,233	(1,481)	13,466	3,292	27,172
Net change in unrealized appreciation (depreciation) on investments	13,939	(3,224)	7,818	17,133	1,643	87,394
Net increase in net
assets resulting from operations	33,677	9,203	12,456	32,542	5,157	118,183
Contract transactions
Deposits	12,125	11,458	6,090	6,136	5,722	9,516
Surrenders and death benefits	(40)	(280)	—	—	(27)	(83)
Contract maintenance charges	(7,264)	(8,929)	(5,812)	(8,378)	(5,242)	(11,584)
Other transfers between sub-accounts,
including fixed interest account	(699)	9,895	6,947	183	(7,086)	(2,978)
Net increase (decrease) in net assets
resulting from contract transactions	4,122	12,144	7,225	(2,059)	(6,633)	(5,129)
Total increase (decrease) in net assets	37,799	21,347	19,681	30,483	(1,476)	113,054
Net assets at December 31, 2025	$333,811	$337,452	$202,372	$226,685	$81,707	$525,039
(Concluded)

The accompanying notes are an integral part of these financial statements.
23

Athene Variable Life Account A
Notes to Financial Statements
December 31, 2025

1.    Organization

Athene Variable Life Account A (the Separate Account), is a segregated investment account of Athene Annuity & Life Assurance Company (the Company). The Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust that follows investment company accounting guidance in accordance with accounting principles generally accepted in the United States of America. The Separate Account is a funding vehicle for individual variable life contracts issued by the Company.

On October 11, 2024, Athene Annuity & Life Assurance Company (AADE) merged with and into Athene Annuity and Life Company (AAIA), with AAIA as the surviving entity following the receipt of all required regulatory approvals.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and segregated from the Company’s other assets and liabilities. The portion of the Separate Account’s assets applicable to the variable life contracts cannot be used to fulfill any other obligations arising from any other business the Company may conduct.

The Separate Account includes four variable life insurance products: Clarity Variable Universal Life (Clarity VUL), Conseco Variable Universal Life (Conseco VUL), Clarity Survivorship Variable Universal Life (Clarity SVUL), and Clarity Duo Variable Universal Life (Clarity Duo). None of these products are being actively marketed by the Company; however, these are available for purchase. The significant features of the products are summarized below:

Clarity VUL and Conseco VUL - These contracts provide accumulation values, surrender rights, loan privileges and other features associated with life insurance as well as tax deferred investment options to potentially maximize the value of the contract.

Clarity SVUL - This contract also offers a combination of life insurance and tax‑deferred investment opportunities, but it covers two people in a single contract that pays a death benefit at the second death.

Clarity Duo - This contract utilizes two products, a single premium fixed annuity and a variable universal life contract, to create a single one‑time transaction that will pay the variable universal life’s premiums over seven years.

Investments
The deposits of the Separate Account are invested at the direction of the contract holders in the sub-accounts that comprise the Separate Account (the Subaccounts). The sub-accounts invest in the following underlying mutual fund portfolios (collectively the Funds):

24

Athene Variable Life Account A
Notes to Financial Statements
December 31, 2025

Subaccount	Mutual Fund
The Alger Funds	The Alger Funds
Large Cap Growth Portfolio	Large Cap Growth Portfolio
Capital Appreciation Portfolio	Capital Appreciation Portfolio
Mid Cap Growth Portfolio	Mid Cap Growth Portfolio
Small Cap Growth Portfolio	Small Cap Growth Portfolio
LVIP American Century Variable Portfolios*	LVIP American Century Variable Portfolios*
VP Disciplined Core Value Fund	VP Disciplined Core Value Fund
VP Value Fund	VP Value Fund
VP Ultra Fund	VP Ultra Fund
BNY Mellon Investment Portfolios	BNY Mellon Investment Portfolios
Sustainable US Equity Portfolio Fund	Sustainable US Equity Portfolio Fund
Stock Index Fund	Stock Index Fund
Small Cap Stock Index Portfolio	Small Cap Stock Index Portfolio
Fidelity Variable Insurance Products	Fidelity Variable Insurance Products
Overseas Portfolio	Overseas Portfolio
Growth Portfolio	Growth Portfolio
Contrafund Portfolio	Contrafund Portfolio
Investment Grade Bond Portfolio	Investment Grade Bond Portfolio
Mid-Cap Portfolio	Mid-Cap Portfolio
Government Money Market Fund	Government Money Market Fund
Invesco Variable Investment Funds	Invesco Variable Investment Funds
High Yield Fund	High Yield Fund
Core Equity Fund	Core Equity Fund
Lazard Retirement Series, Inc.	Lazard Retirement Series, Inc.
Retirement U.S. Small Cap Equity Portfolio	Retirement U.S. Small Cap Equity Portfolio
Allspring VT Funds	Allspring VT Funds
Discovery SMID Cap Growth Fund	Discovery SMID Cap Growth Fund
Janus Henderson Portfolio	Janus Henderson Portfolio
Overseas Portfolio	Overseas Portfolio
T. Rowe Price Equity Series, Inc.	T. Rowe Price Equity Series, Inc.
Equity Income Portfolio II	Equity Income Portfolio II
Blue Chip Growth Portfolio	Blue Chip Growth Portfolio
Moderate Allocation Portfolio	Moderate Allocation Portfolio
Health Sciences Portfolio II	Health Sciences Portfolio II
Lord Abbett Series Fund, Inc.	Lord Abbett Series Fund, Inc.
Mid Cap Stock Portfolio	Mid Cap Stock Portfolio
Calibrated Dividend Growth Portfolio	Calibrated Dividend Growth Portfolio
Bond-Debenture Portfolio	Bond-Debenture Portfolio
Growth and Income Portfolio	Growth and Income Portfolio
Vanguard Variable Insurance Funds	Vanguard Variable Insurance Funds
Mid-Cap Index Portfolio	Mid-Cap Index Portfolio
(Continued)
25

Athene Variable Life Account A
Notes to Financial Statements
December 31, 2025

Subaccount	Mutual Fund
Real Estate Index Portfolio	Real Estate Index Portfolio
Total Bond Market Index Portfolio	Total Bond Market Index Portfolio
Total Stock Market Index Portfolio	Total Stock Market Index Portfolio
Small Company Growth Portfolio	Small Company Growth Portfolio
Capital Growth Portfolio	Capital Growth Portfolio
(Concluded)

2.    Summary of Significant Accounting Policies
Basis of Accounting
Financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America for variable life separate accounts registered as unit investment trusts.
Use of Estimates
The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results may differ from the estimates used in preparing the financial statements. The primary estimates included in the accompanying financial statements are the assumptions and judgments utilized in determining the fair value of investments.
Investment Valuation
Investments in mutual fund shares are carried in the statements of net assets at fair value based on the net asset value (NAV) of the underlying mutual funds, which value their investment securities at fair value. Investment transactions are accounted for on a trade-date basis, and the cost of investments sold is determined by the first-in, first-out method.
In valuing securities, the Company uses a fair value hierarchy that prioritizes the inputs in the valuation techniques used to measure fair value into three broad levels.
Level 1    Values are unadjusted quoted prices for identical assets and liabilities in active markets accessible at the measurement date.
Level 2    Inputs include quoted prices for similar assets or liabilities in active markets, quoted prices from those willing to trade in markets that are not active, or other inputs that are observable or can be corroborated by market data for the term of the instrument.  Such inputs include market interest rates and volatilities, spreads and yield curves.
Level 3    Certain inputs are unobservable (supported by little or no market activity) and significant to the fair value measurement.  Unobservable inputs reflect the Company’s best estimate of what hypothetical market participants would use to determine a transaction price for the asset or liability at the reporting date.
All assets held by the Separate Account are classified in Level 2. There were no transfers between levels in 2025.
26

Athene Variable Life Account A
Notes to Financial Statements
December 31, 2025
Dividends
Dividends paid to the Separate Account are automatically reinvested in shares of the same funds on the payable date.
Accumulation Unit Value
Accumulation unit value is calculated at close on trading days based on the contract owner's proportion of the fund NAV over the number of units outstanding for the respective fund.

Federal Income Taxes
The operations of the Separate Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from the Company. Based on this, no charge is being made currently to the Separate Account for federal income taxes. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Segment Reporting
Each Subaccount of the Separate Account constitutes a single operating segment and therefore, a single reportable segment. The chief operating decision maker (CODM) oversees the activities of the Separate Account using information of each Subaccount. The Separate Account is engaged in a single line of business as a registered unit investment trust. The Separate Account is a funding vehicle for individual variable annuity contracts with the assets owned by the Company to support the liabilities of the applicable insurance contracts. The President of the Company is the CODM.

The CODM uses increase (decrease) in net assets from operations as their performance measure in order to make operations decisions while monitoring the net assets of each of the funds within the Separate Account. The accounting policies used to measure profit and loss of the segments are the same as those described in the summary of significant accounting policies. The measure of segment assets is reported on the Statements of Net Assets as net assets. Refer to the Statements of Operations and Changes in Net Assets and related notes for each Subaccount’s operating segment significant expenses. All assets and revenue are generated in the US and there is no customer greater than 10% of consolidated results for all periods presented.

3.    Fund Charges
The Separate Account pays the Company certain amounts relating to the distribution and administration of the policies funded by the Separate Account and as reimbursement for certain mortality and other risks assumed by the Company.

Mortality and Expense and Administration Charges
The Separate Account deducts a mortality and expense and administration fee from the contract holder of 0.20%, on an annual basis, of the accumulation value invested in the Vanguard Variable Insurance Funds. This fee is deducted as part of the daily accumulation unit value calculation, in net investment income (loss).
Premium Charges
The Company deducts a premium charge from each premium payment from the contract holder of 5.5% to 8.0% of all premiums in the first through the tenth contract year and 4% of all premiums in the eleventh and later contract years for all of the products except Clarity Duo. Premium charges are deducted from deposits; therefore, deposits are recorded net of premium charges, and these charges are not recorded in the financial statements of the Separate Account. These charges are recorded in the Company's general account.
27

Athene Variable Life Account A
Notes to Financial Statements
December 31, 2025
Contract Maintenance Charges
Contract maintenance charges are made up of risk charges, contract charges and cost of insurance.
Risk Charge
For Clarity VUL and Conseco VUL, the Separate Account deducts a risk charge each month of 0.80% to 0.84%, on an annual basis, of the accumulation value in the sub-account for the first through tenth contract year and 0.36% to 0.40%, on an annual basis, of the accumulation value in the sub-account for the eleventh contract year and thereafter. For Clarity SVUL, the Separate Account deducts a risk charge of 0.07% per month of the accumulation value in the sub-account for the first through the fifteenth contract year and 0.03% per month of the accumulation value in the sub-account for the sixteenth contract year and thereafter. Clarity Duo assesses a risk charge that varies from 0.40% to 0.70%, on an annual basis, of the accumulation value in the sub-account for the first through tenth contract year and 0.15% to 0.45%, on an annual basis, of the accumulation value in the sub-account for the eleventh contract year and thereafter. The amount of the charge will vary among policyholders, and is based on the sex, age and rate class of the primary insured. Risk charges for all the products are recognized as redemptions of units. These charges are included in contract maintenance charges in the accompanying Statements of Changes in Net Assets.

Contract Charges
The Separate Account deducts a contract charge of $25 to $35 per month in the first contract year and $5 to $7.50 per month thereafter for all of the products except for Clarity Duo. Contract charges are recognized as redemptions of units and are included in contract maintenance charges in the accompanying Statements of Changes in Net Assets.
Cost of Insurance
A deduction for cost of insurance and cost of any riders is also made monthly. This charge will depend on the specified amount of insurance coverage, the accumulation value, and the sex, age and rate class of the primary insured. Cost of insurance is recognized as a redemption of units and is included in contract maintenance charges in the accompanying Statements of Changes in Net Assets.
Surrender Charges
Surrender charges will be imposed in the event of a full or partial surrender. The surrender charge will depend on the year of surrender, sex, issue age and rate class of the primary insured. A fee of $25 will also be assessed on all partial surrenders, in addition to any other surrender charges already imposed. Clarity VUL allows for one free partial surrender each contract year up to 10% of the unloaned accumulation value but never to exceed the net surrender value of the contract. Surrender charges are withheld from the proceeds of the surrender by the Company with the net amount being remitted to the contract holder. These charges are not recorded in the financial statements of the Separate Account. These fees are recorded in the Company's general account.
Transfer Fees
Transfers in excess of twelve for Clarity VUL and Clarity SVUL and in excess of 20 for Conseco VUL and Clarity Duo during each contract year will result in a $25 transfer fee assessment against the contract. These fees are recorded in the Company's general account. Fees charged on separate account contractowner deposits are included in the statement of changes in net assets as other transfers between sub-accounts, including fixed interest account.

28

Athene Variable Life Account A
Notes to Financial Statements
December 31, 2025
4.    Purchases and Sales of Securities
    The cost of investments purchased and proceeds from investments sold were as follows for the year ended December 31, 2025:

	Cost of	Proceeds
	Purchases	From Sales

The Alger Funds
Large Cap Growth Portfolio	$5,471	$1,825
Capital Appreciation Portfolio	35,376	91,636
Mid Cap Growth Portfolio	15	389
Small Cap Growth Portfolio	284	183
LVIP American Century Variable Portfolios, Inc.
VP Disciplined Core Value Fund	10,114	10,239
VP Value Fund	74,925	19,667
VP Ultra Fund	6,204	3,354
BNY Mellon Investment Portfolios
Sustainable US Equity Portfolio Fund	303	118
Stock Index Fund	92,514	109,193
Small Cap Stock Index Portfolio	10,930	2,393
Fidelity Variable Insurance Products
Overseas Portfolio	47,879	43,508
Growth Portfolio	61,199	14,536
Contrafund Portfolio	265,903	97,707
Investment Grade Bond Portfolio	30,953	50,701
Mid-Cap Portfolio	92,864	93,268
Government Money Market Fund	43,010	606,179
Invesco Variable Investment Funds
High Yield Fund	2,537	2,577
Core Equity Fund	6,111	1,571
Lazard Retirement Series, Inc.
Retirement U.S. Small Cap Equity Portfolio	50,280	50,204
Allspring VT Funds
Discovery SMID Cap Growth Fund	72	132
		(Continued)

29

Athene Variable Life Account A
Notes to Financial Statements
December 31, 2025

	Cost of	Proceeds
	Purchases	From Sales

Janus Henderson Portfolio
Overseas Portfolio	$17,014	$153,394
T. Rowe Price Equity Series, Inc.
Equity Income Portfolio II	67,018	36,373
Blue Chip Growth Portfolio	98,228	160,641
Moderate Allocation Portfolio	16,911	73,368
Health Sciences Portfolio II	23,269	7,757
Lord Abbett Series Fund, Inc.
Mid-Cap Stock Portfolio	32,388	8,765
Calibrated Dividend Growth Portfolio	1,922	668
Bond-Debenture Portfolio	1,251	459
Growth and Income Portfolio	79,944	200,815
Vanguard Variable Insurance Funds
Mid-Cap Index Portfolio	28,542	5,912
Real Estate Index Portfolio	37,073	11,065
Total Bond Market Index Portfolio	24,918	11,574
Total Stock Market Index Portfolio	18,884	7,974
Small Company Growth Portfolio	12,329	13,241
Capital Growth Portfolio	31,614	13,720
		(Concluded)

30

Athene Variable Life Account A
Notes to Financial Statements
December 31, 2025
5.    Summary of Unit Transactions
    Transactions in units for the years ended December 31, 2025 and 2024 were as follows:

	Years Ended December 31,
	2025	2024
	Units	Units

The Alger Funds Large Cap Growth Portfolio
Contract purchases	—	—
Redemptions and transfers to/(from)	(18)	(18)
The Alger Funds Capital Appreciation Portfolio
Contract purchases	—	—
Redemptions and transfers to/(from)	(428)	(101)
The Alger Funds Mid Cap Growth Portfolio
Contract purchases	—	—
Redemptions and transfers to/(from)	(5)	(81)
The Alger Funds Small Cap Growth Portfolio
Contract purchases	—	—
Redemptions and transfers to/(from)	2	—
LVIP American Century Variable Portfolios, Inc.
VP Disciplined Core Value Fund
Contract purchases	104	110
Redemptions and transfers to/(from)	(226)	(529)
LVIP American Century Variable Portfolios, Inc. VP Value Fund
Contract purchases	85	170
Redemptions and transfers to/(from)	(107)	(676)
LVIP American Century Variable Portfolios, Inc. VP Ultra Fund
Contract purchases	8	9
Redemptions and transfers to/(from)	(24)	(52)
BNY Mellon Investment Portfolios Sustainable
US Equity Portfolio Fund
Contract purchases	—	—
Redemptions and transfers to/(from)	(2)	(1)
BNY Mellon Investment Portfolios Stock Index Fund
Contract purchases	198	347
Redemptions and transfers to/(from)	(1,428)	(2,926)
BNY Mellon Investment Portfolios Small Cap Stock Index Portfolio
Contract purchases	18	20
Redemptions and transfers to/(from)	(27)	(33)
Fidelity Variable Insurance Products Overseas Portfolio
Contract purchases	211	293
Redemptions and transfers to/(from)	(1,233)	(446)
		(Continued)
31

Athene Variable Life Account A
Notes to Financial Statements
December 31, 2025

	Years Ended December 31,
	2025	2024
	Units	Units

Fidelity Variable Insurance Products Growth Portfolio
Contract purchases	94	250
Redemptions and transfers to/(from)	(200)	(2,147)
Fidelity Variable Insurance Products Contrafund Portfolio
Contract purchases	244	291
Redemptions and transfers to/(from)	(1,219)	(849)
Fidelity Variable Insurance Products Investment
Grade Bond Portfolio
Contract purchases	605	772
Redemptions and transfers to/(from)	(2,238)	(808)
Fidelity Variable Insurance Products Mid-Cap Portfolio
Contract purchases	122	143
Redemptions and transfers to/(from)	(1,224)	(722)
Fidelity Variable Insurance Products Government
Money Market Fund
Contract purchases	798	3,187
Redemptions and transfers to/(from)	(42,650)	3,578
Invesco Variable Investment Funds High Yield Fund
Contract purchases	29	31
Redemptions and transfers to/(from)	(96)	(60)
Invesco Variable Investment Funds Core Equity Fund
Contract purchases	20	23
Redemptions and transfers to/(from)	(31)	(35)
Lazard Retirement Series, Inc Retirement U.S.
Small Cap Equity Portfolio
Contract purchases	95	126
Redemptions and transfers to/(from)	(522)	(135)
Allspring VT Discovery SMID Cap Growth Fund
Contract purchases	—	—
Redemptions and transfers to/(from)	(1)	(1)
Janus Henderson Portfolio Overseas Portfolio
Contract purchases	176	224
Redemptions and transfers to/(from)	(2,454)	(463)
T. Rowe Price Equity Series, Inc. Equity Income Portfolio II
Contract purchases	252	297
Redemptions and transfers to/(from)	(879)	(223)
T. Rowe Price Equity Series, Inc. Blue Chip Growth Portfolio
Contract purchases	38	55
Redemptions and transfers to/(from)	(1,585)	(722)
T. Rowe Price Equity Series, Inc. Moderate Allocation Portfolio
Contract purchases	97	108
Redemptions and transfers to/(from)	(1,809)	(224)
		(Continued)
32

Athene Variable Life Account A
Notes to Financial Statements
December 31, 2025

	Years Ended December 31,
	2025	2024
	Units	Units

T. Rowe Price Equity Series, Inc. Health Sciences Portfolio II
Contract purchases	23	19
Redemptions and transfers to/(from)	60	(13)
Lord Abbett Series Fund, Inc. Mid Cap Stock Portfolio
Contract purchases	134	202
Redemptions and transfers to/(from)	(110)	(492)
Lord Abbett Series Fund, Inc. Calibrated Dividend Growth Portfolio
Contract purchases	3	3
Redemptions and transfers to/(from)	(12)	(15)
Lord Abbett Series Fund, Inc. Bond-Debenture Portfolio
Contract purchases	17	18
Redemptions and transfers to/(from)	(9)	(10)
Lord Abbett Series Fund, Inc. Growth and Income Portfolio
Contract purchases	184	276
Redemptions and transfers to/(from)	(4,355)	(2,711)
Vanguard Variable Insurance Funds Mid-Cap Index Portfolio
Contract purchases	191	192
Redemptions and transfers to/(from)	(128)	(180)
Vanguard Variable Insurance Funds Real Estate Index Portfolio
Contract purchases	313	321
Redemptions and transfers to/(from)	16	(465)
Vanguard Variable Insurance Funds Total Bond
Market Index Portfolio
Contract purchases	348	305
Redemptions and transfers to/(from)	61	206
Vanguard Variable Insurance Funds Total Stock
Market Index Portfolio
Contract purchases	85	91
Redemptions and transfers to/(from)	(113)	(148)
Vanguard Variable Insurance Funds Small Company
Growth Portfolio
Contract purchases	98	89
Redemptions and transfers to/(from)	(200)	(132)
Vanguard Variable Insurance Funds Capital Growth Portfolio
Contract purchases	100	108
Redemptions and transfers to/(from)	(146)	(208)
		(Concluded)
33

Athene Variable Life Account A
Notes to Financial Statements
December 31, 2025
6.    Financial Highlights
The Company sells four different variable life products which have unique combinations of features and fees that are charged against the contract holder’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns. This information is presented as a range of minimum and maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. Below is a summary of units outstanding, unit values and net assets at December 31, 2025, 2024, 2023, 2022 and 2021, and the ratios of investment income, expenses to average net assets, and total return for the years then ended:

					Investment
		Unit Value		Net	Income	Expense	Total Return (3)
	Units	Low to High		Assets	Ratio (1)	Ratio (2)	Low to High

The Alger Funds:
Large Cap Growth Portfolio
2025	460	$107.487	$111.772	$49,466	—%	—	30.27%	30.26%
2024	478	82.512	85.801	39,459	—	—	42.89	42.89
2023	496	57.746	60.048	28,658	—	—	32.67	32.67
2022	560	43.527	45.262	24,447	—	—	(38.65)	(38.65)
2021	580	70.953	73.781	41,306	—	—	11.84	11.84
Capital Appreciation Portfolio
2025	1,005	197.344	222.387	223,495	—	—	32.87	32.87
2024	1,433	148.525	167.372	239,846	—	—	48.13	48.13
2023	1,534	100.264	112.987	173,293	—	—	43.13	43.13
2022	1,572	70.051	78.941	124,100	—	—	(36.52)	(36.52)
2021	1,611	110.356	124.360	200,402	—	—	19.13	19.13
Mid Cap Growth Portfolio
2025	260	66.222	99.389	23,994	—	—	16.76	16.76
2024	265	56.714	85.119	20,901	—	—	21.07	21.07
2023	346	46.845	70.307	22,936	—	—	23.17	23.17
2022	500	38.032	57.080	27,386	—	—	(36.07)	(36.07)
2021	515	59.492	89.289	44,185	—	—	4.20	4.20
Small Cap Growth Portfolio
2025	16	53.429	53.429	850	—	—	5.91	5.91
2024	14	50.447	50.447	729	—	—	7.74	7.74
2023	14	46.821	46.821	672	—	—	16.49	16.49
2022	12	40.193	40.193	481	—	—	(38.01)	(38.01)
2021	10	64.841	64.841	672	—	—	(6.06)	(6.06)
LVIP American Century Variable Portfolios, Inc.:
VP Disciplined Core Value Fund
2025	6,852	59.777	60.246	409,795	1.73	—	14.79	14.79
2024	6,974	52.074	52.483	363,346	1.30	—	13.16	13.16
2023	7,393	46.019	46.381	340,387	1.38	—	8.65	8.65
2022	8,980	42.354	42.687	380,810	1.77	—	(12.74)	(12.74)
2021	9,401	48.536	48.917	456,856	1.08	—	23.65	23.65
						(Continued)
34

Athene Variable Life Account A
Notes to Financial Statements
December 31, 2025

					Investment
		Unit Value		Net	Income	Expense	Total Return (3)
	Units	Low to High		Assets	Ratio (1)	Ratio (2)	Low to High

VP Value Fund
2025	8,052	$64.528	$87.563	$643,966	1.67%	—	16.02%	16.01%
2024	8,074	55.619	75.473	556,912	2.96	—	9.49	9.49
2023	8,580	50.798	68.931	544,546	2.24	—	9.10	9.10
2022	10,226	46.598	63.233	584,737	2.16	—	0.62	0.62
2021	11,298	46.311	62.843	639,019	1.75	—	24.51	24.51
VP Ultra Fund
2025	534	107.350	107.350	57,351	—	—	12.86	12.86
2024	550	95.117	95.117	52,288	—	—	28.79	28.79
2023	593	73.853	73.853	43,810	—	—	43.51	43.51
2022	613	51.463	51.463	31,551	—	—	(32.38)	(32.38)
2021	593	76.100	76.100	45,111	—	—	23.16	23.16
BNY Mellon Investment Portfolios:
Sustainable US Equity Portfolio Fund
2025	54	67.219	67.219	3,640	0.25	—	15.97	15.97
2024	56	57.962	57.962	3,221	0.53	—	24.89	24.89
2023	57	46.411	46.411	2,655	0.72	—	24.01	24.01
2022	59	37.427	37.427	2,205	0.52	—	(22.87)	(22.87)
2021	61	48.525	48.525	2,947	0.75	—	27.00	27.00
Stock Index Fund
2025	14,476	90.075	95.439	1,303,895	1.03	—	17.53	17.53
2024	15,706	76.639	81.203	1,203,722	1.16	—	24.66	24.66
2023	18,285	61.478	65.139	1,129,499	1.41	—	25.93	25.93
2022	19,818	48.631	51.527	971,862	0.98	—	(18.63)	(18.63)
2021	19,905	59.768	63.328	1,195,135	1.09	—	28.41	28.41
Small Cap Stock Index Portfolio
2025	1,549	58.243	58.243	90,217	1.26	—	5.36	5.36
2024	1,558	55.282	55.282	86,135	1.11	—	7.96	7.96
2023	1,571	51.207	51.207	80,460	1.01	—	15.39	15.39
2022	1,821	44.378	44.378	80,814	0.91	—	(16.65)	(16.65)
2021	1,924	53.243	53.243	102,420	0.67	—	26.14	26.14
						(Continued)
35

Athene Variable Life Account A
Notes to Financial Statements
December 31, 2025

					Investment
		Unit Value		Net	Income	Expense	Total Return (3)
	Units	Low to High		Assets	Ratio (1)	Ratio (2)	Low to High

Fidelity Variable Insurance Products:
Overseas Portfolio
2025	9,982	$28.998	$40.691	$321,983	1.37%	—	20.05%	20.05%
2024	11,004	24.154	33.894	293,439	1.41	—	4.81	4.81
2023	11,157	23.046	32.339	283,105	0.69	—	20.22	20.22
2022	13,128	19.170	26.900	281,797	0.82	—	(24.68)	(24.68)
2021	13,864	25.452	35.715	391,424	0.32	—	19.39	19.39
Growth Portfolio
2025	5,611	70.052	115.523	424,685	0.05	—	14.61	14.61
2024	5,717	61.123	100.797	377,495	—	—	30.07	30.07
2023	7,614	46.991	77.492	383,731	—	—	35.89	35.89
2022	8,862	34.580	57.026	325,850	0.35	—	(24.64)	(24.64)
2021	8,934	45.889	75.676	438,790	—	—	22.90	22.90
Contrafund Portfolio
2025	14,984	105.244	118.289	1,601,525	—	—	21.19	21.19
2024	15,959	86.839	97.603	1,407,046	0.03	—	33.45	33.45
2023	16,517	65.073	73.139	1,091,755	0.25	—	33.12	33.12
2022	18,140	48.884	54.944	905,027	0.25	—	(26.49)	(26.49)
2021	20,055	66.498	74.741	1,358,593	0.03	—	27.51	27.51
Investment Grade Bond Portfolio
2025	17,475	20.451	20.451	357,384	3.49	—	7.22	7.22
2024	19,108	19.073	19.073	364,447	3.51	—	1.79	1.79
2023	19,144	18.738	18.738	358,705	2.08	—	6.20	6.20
2022	20,751	17.643	17.643	366,117	2.00	—	(12.96)	(12.96)
2021	24,428	20.270	20.270	495,154	2.04	—	(0.61)	(0.61)
Mid-Cap Portfolio
2025	9,328	70.340	70.340	656,167	0.44	—	11.75	11.75
2024	10,430	62.943	62.943	656,486	0.55	—	17.49	17.49
2023	11,009	53.572	53.572	589,789	0.52	—	15.08	15.08
2022	13,286	46.554	46.554	618,531	0.50	—	(14.74)	(14.74)
2021	13,868	54.604	54.604	757,252	0.60	—	25.60	25.60
Government Money Market Fund
2025	27,037	14.397	14.397	389,250	4.14	—	4.13	4.13
2024	68,889	13.825	13.825	952,420	4.97	—	5.10	5.10
2023	62,124	13.154	13.154	817,185	4.73	—	4.89	4.89
2022	67,246	12.541	12.541	843,297	1.44	—	1.44	1.44
2021	67,366	12.363	12.363	832,834	0.01	—	0.01	0.01
						(Continued)
36

Athene Variable Life Account A
Notes to Financial Statements
December 31, 2025

					Investment
		Unit Value		Net	Income	Expense	Total Return (3)
	Units	Low to High		Assets	Ratio (1)	Ratio (2)	Low to High

Invesco Variable Investment Funds:
High Yield Fund
2025	909	$32.198	$32.198	$29,270	7.04%	—	6.73%	6.72%
2024	976	30.169	30.169	29,444	5.72	—	7.73	7.73
2023	1,005	28.005	28.005	28,140	5.36	—	10.18	10.18
2022	1,001	25.419	25.419	25,435	4.61	—	(9.55)	(9.55)
2021	1,093	28.104	28.104	30,724	4.83	—	4.38	4.38
Core Equity Fund
2025	1,094	61.579	61.579	67,384	0.67	—	16.17	16.17
2024	1,105	53.009	53.009	58,582	0.71	—	25.61	25.61
2023	1,117	42.202	42.202	47,161	0.78	—	23.36	23.36
2022	1,126	34.210	34.210	38,516	0.93	—	(20.55)	(20.55)
2021	1,127	43.057	43.057	48,519	0.67	—	27.74	27.74
Lazard Retirement Series, Inc:
Retirement U.S. Small Cap Equity Portfolio
2025	4,685	49.337	79.073	323,333	—	—	2.18	2.18
2024	5,112	48.283	77.383	352,095	—	—	11.12	11.12
2023	5,121	43.453	69.642	318,155	—	—	10.02	10.02
2022	6,505	39.494	63.296	360,433	—	—	(15.52)	(15.52)
2021	7,756	46.747	74.921	516,785	0.05	—	19.87	19.87
Allspring VT Funds:
Discovery SMID Cap Growth Fund
2025	48	73.804	73.804	3,554	—	—	5.39	5.39
2024	49	70.032	70.032	3,454	—	—	18.13	18.13
2023	50	59.282	59.282	2,992	—	—	20.14	20.14
2022	52	49.344	49.344	2,553	—	—	(37.85)	(37.85)
2021	53	79.392	79.392	4,218	—	—	(5.04)	(5.04)
						(Continued)

37

Athene Variable Life Account A
Notes to Financial Statements
December 31, 2025

					Investment
		Unit Value		Net	Income	Expense	Total Return (3)
	Units	Low to High		Assets	Ratio (1)	Ratio (2)	Low to High

Janus Henderson Portfolio:
Overseas Portfolio
2025	6,942	$57.865	$80.237	$504,933	1.42%	—	28.87%	28.87%
2024	9,220	44.901	62.261	526,267	1.37	—	5.84	5.84
2023	9,459	42.425	58.827	511,660	1.33	—	10.87	10.87
2022	11,643	38.264	53.058	560,259	1.75	—	(8.60)	(8.60)
2021	14,007	41.867	58.053	749,330	1.16	—	13.58	13.58
T. Rowe Price Equity Series, Inc.:
Equity Income Portfolio II
2025	11,108	47.721	47.721	530,103	1.44	—	14.07	14.07
2024	11,735	41.833	41.833	490,923	1.63	—	11.38	11.38
2023	11,661	37.559	37.559	437,989	1.74	—	9.31	9.31
2022	12,894	34.359	34.359	443,014	1.65	—	(3.59)	(3.59)
2021	13,626	35.637	35.637	485,583	1.39	—	25.22	25.22
Blue Chip Growth Portfolio
2025	8,657	117.870	117.870	1,020,383	—	—	18.74	18.74
2024	10,204	99.271	99.271	1,013,003	—	—	35.51	35.51
2023	10,871	73.256	73.256	796,379	—	—	49.29	49.29
2022	12,684	49.070	49.070	622,386	—	—	(38.50)	(38.50)
2021	13,255	79.793	79.793	1,057,641	—	—	17.62	17.62
Moderate Allocation Portfolio
2025	4,176	42.561	42.561	177,730	2.17	—	14.50	14.50
2024	5,888	37.170	37.170	218,873	2.30	—	10.06	10.06
2023	6,004	33.773	33.773	202,783	2.08	—	15.35	15.35
2022	6,796	29.279	29.279	198,974	1.57	—	(18.31)	(18.31)
2021	6,878	35.844	35.844	246,522	0.98	—	10.06	10.06
Health Science Portfolio II
2025	1,539	126.330	126.330	194,371	—	—	17.80	17.80
2024	1,456	107.237	107.237	156,139	—	—	1.42	1.42
2023	1,450	105.738	105.738	153,280	—	—	2.68	2.68
2022	1,653	102.973	102.973	170,175	—	—	(12.69)	(12.69)
2021	1,705	117.935	117.935	201,131	—	—	12.83	12.83
Lord Abbett Series Fund, Inc.:
Mid Cap Stock Portfolio
2025	7,029	41.380	41.380	290,840	0.34	—	7.05	7.05
2024	7,005	38.653	38.653	270,778	0.47	—	14.90	14.90
2023	7,295	33.641	33.641	245,421	0.38	—	15.42	15.42
2022	7,860	29.147	29.147	229,090	0.68	—	(11.21)	(11.21)
2021	10,594	32.829	32.829	347,791	0.59	—	28.70	28.70
						(Continued)
38

Athene Variable Life Account A
Notes to Financial Statements
December 31, 2025

					Investment
		Unit Value		Net	Income	Expense	Total Return (3)
	Units	Low to High		Assets	Ratio (1)	Ratio (2)	Low to High

Calibrated Dividend Growth Portfolio
2025	313	$72.151	$72.151	$22,596	0.61%	—	15.98%	15.98%
2024	322	62.210	62.210	20,032	0.57	—	22.14	22.14
2023	334	50.934	50.934	16,996	0.86	—	16.33	16.33
2022	338	43.785	43.785	14,798	0.85	—	(13.55)	(13.55)
2021	362	50.647	50.647	18,357	0.73	—	25.62	25.62
Bond-Debenture Portfolio
2025	308	31.415	31.415	9,664	6.19	—	8.33	8.33
2024	300	29.000	29.000	8,702	5.77	—	6.72	6.72
2023	292	27.174	27.174	7,940	4.56	—	6.55	6.55
2022	298	25.503	25.503	7,595	4.05	—	(12.80)	(12.80)
2021	396	29.247	29.247	11,577	3.04	—	3.28	3.28
Growth and Income Portfolio
2025	13,253	50.590	50.590	670,442	0.53	—	17.29	17.29
2024	17,424	43.133	43.133	751,540	0.81	—	20.60	20.60
2023	19,859	35.765	35.765	710,262	0.73	—	13.19	13.19
2022	25,150	31.598	31.598	794,684	1.22	—	(9.44)	(9.44)
2021	30,381	34.891	34.891	1,060,033	1.07	—	29.02	29.02
Vanguard Variable Insurance Funds:
Mid-Cap Index Portfolio
2025	4,926	67.761	67.761	333,811	1.22	0.20	11.32	11.32
2024	4,863	60.872	60.872	296,012	1.37	0.20	14.84	14.84
2023	4,851	53.004	53.004	257,130	1.42	0.20	15.60	15.60
2022	4,874	45.851	45.851	223,475	1.12	0.20	(18.98)	(18.98)
2021	4,985	56.594	56.594	282,112	1.09	0.20	24.11	24.11
Real Estate Index Portfolio
2025	9,126	36.976	36.976	337,452	2.68	0.20	2.90	2.90
2024	8,797	35.933	35.933	316,105	3.08	0.20	4.53	4.53
2023	8,941	34.375	34.375	307,338	2.13	0.20	11.48	11.48
2022	9,004	30.836	30.836	277,654	1.91	0.20	(26.44)	(26.44)
2021	9,465	41.922	41.922	396,803	2.02	0.20	39.93	39.93
Total Bond Market Index Portfolio
2025	11,192	18.082	18.082	202,372	3.39	0.20	6.72	6.72
2024	10,783	16.943	16.943	182,691	2.69	0.20	1.04	1.04
2023	10,272	16.769	16.769	172,248	2.34	0.20	5.37	5.37
2022	10,369	15.915	15.915	165,016	2.11	0.20	(13.39)	(13.39)
2021	12,245	18.374	18.374	225,003	2.03	0.20	(1.91)	(1.91)
						(Continued)

39

Athene Variable Life Account A
Notes to Financial Statements
December 31, 2025

					Investment
		Unit Value		Net	Income	Expense	Total Return (3)
	Units	Low to High		Assets	Ratio (1)	Ratio (2)	Low to High

Total Stock Market Index Portfolio
2025	2,785	$81.403	$81.403	$226,685	1.14%	0.20	16.70%	16.69%
2024	2,813	69.755	69.755	196,202	1.24	0.20	23.46	23.46
2023	2,870	56.498	56.498	162,150	1.16	0.20	25.70	25.70
2022	3,889	44.946	44.946	174,813	1.31	0.20	(19.75)	(19.75)
2021	4,276	56.009	56.009	239,473	1.21	0.20	25.39	25.39
Small Company Growth Portfolio
2025	1,307	62.498	62.498	81,707	0.47	0.20	5.90	5.90
2024	1,409	59.018	59.018	83,183	0.54	0.20	11.16	11.16
2023	1,452	53.095	53.095	77,095	0.41	0.20	19.41	19.41
2022	1,511	44.465	44.465	67,176	0.26	0.20	(25.50)	(25.50)
2021	1,473	59.685	59.685	87,924	0.37	0.20	13.99	13.99
Capital Growth Portfolio
2025	4,545	115.518	115.518	525,039	1.01	0.20	28.72	28.72
2024	4,591	89.743	89.743	411,985	1.11	0.20	13.18	13.18
2023	4,691	79.290	79.290	371,948	1.13	0.20	27.74	27.74
2022	4,853	62.073	62.073	301,224	0.88	0.20	(15.65)	(15.65)
2021	4,884	73.593	73.593	359,420	0.93	0.20	21.30	21.30
						(Concluded)

(1)    These amounts represent the dividends, excluding distributions of capital gains, received by the sub account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. These ratios exclude expenses assessed by the sub-account. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests. The investment income ratio is calculated for the effective period for each fund as applicable.
(2)    These ratios represent the annualized contract expenses of the Separate Account, which consist of the mortality and expense and administration charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the contract owner accounts through redemption of units and expenses of the underlying funds are excluded.
(3)    These amounts represent the total return for the year, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses would result in a reduction in the total return presented. The total return is calculated for the effective period for each fund as applicable.

40

Athene Variable Life Account A
Notes to Financial Statements
December 31, 2025
7.    Subsequent Events
The Company has evaluated subsequent events through April 30, 2026, the date that these financial statements were available to be issued. Based on this evaluation, no events have occurred subsequent to December 31, 2025 that require disclosure or adjustment to the financial statements at that date or for the period ended.
41

Athene Annuity and Life
Company
Financial Statements – Statutory-Basis
December 31, 2025, 2024 and 2023

Athene Annuity and Life Company
Index
December 31, 2025, 2024 and 2023

INDEPENDENT AUDITOR'S REPORT
To the Board of Directors of
Athene Annuity and Life Company
7700 Mills Civic Parkway
West Des Moines, IA 50266
Opinions
We have audited the statutory-basis financial statements of Athene Annuity and Life Company (the “Company”), which comprise the balance sheets - statutory-basis as of December 31, 2025 and 2024, and the related statements of operations - statutory-basis, statements of changes in capital and surplus – statutory-basis, and statements of cash flows – statutory-basis for each of the three years in the period ended December 31, 2025, and the related notes to the statutory-basis financial statements (collectively referred to as the “statutory-basis financial statements”).

Unmodified Opinion on Statutory‐Basis of Accounting
In our opinion, the accompanying statutory-basis financial statements present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2025 and 2024, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2025, in accordance with the accounting practices prescribed or permitted by the Iowa Insurance Division described in Note 1 and Note 2 to the statutory-basis financial statements.
Adverse Opinion on Accounting Principles Generally Accepted in the United States of America
In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America section of our report, the statutory-basis financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2025 and 2024, or the results of its operations or its cash flows for the three years then ended.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditor’s Responsibilities for the Audit of the Statutory-Basis Financial Statements section of our report. We are required to be independent of the Company, and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

As described in Note 1 and Note 2 to the statutory-basis financial statements, the statutory-basis financial statements are prepared by the Company using the accounting practices prescribed or permitted by the Iowa Insurance Division, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the Iowa Insurance Division. The effects on the statutory-basis financial statements of the variances between the statutory-basis of accounting described in Note 1 and Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material and pervasive.
Emphasis of Matter

As described in Note 1 to the statutory‐basis financial statements, Athene Annuity and Life Assurance Company merged with and into the Company. Our opinion is not modified with respect to this matter.

Responsibilities of Management for the Statutory‐Basis Financial Statements
Management is responsible for the preparation and fair presentation of the statutory-basis financial statements in accordance with the accounting practices prescribed or permitted by the Iowa Insurance Division. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of statutory-basis financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the statutory-basis financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the statutory-basis financial statements are issued.
Auditor’s Responsibilities for the Audit of the Statutory‐Basis Financial Statements
Our objectives are to obtain reasonable assurance about whether the statutory-basis financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditor’s report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the statutory-basis financial statements.
In performing an audit in accordance with GAAS, we:

•Exercise professional judgment and maintain professional skepticism throughout the audit.
•Identify and assess the risks of material misstatement of the statutory‐basis financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the statutory‐basis financial statements.

•Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the statutory‐basis financial statements.
•Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.
We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control– elated matters that we identified during the audit.

/s/ Deloitte & Touche LLP

Des Moines, Iowa
March 31, 2026

Athene Annuity and Life Company
Balance Sheets – Statutory-Basis
December 31, 2025 and 2024
(Dollars in thousands, except per share amounts)

	2025	2024
Admitted assets
Cash and invested assets:
Bonds	$158,852,395	$130,962,442
Preferred stocks	1,450,140	1,819,311
Common stocks:
Affiliated entities	508,666	431,051
Unaffiliated	1,085,683	741,073
Mortgage loans	86,638,528	60,226,224
Real estate held for the production of income	219,236	212,030
Policy loans	130,700	140,451
Cash, cash equivalents and short-term investments	9,357,352	9,764,163
Receivable for securities	415,289	232,578
Derivative assets	5,395,753	4,845,625
Derivative collateral assets	655,644	579,393
Other invested assets	17,387,119	11,568,991
Total cash and invested assets	282,096,505	221,523,332
Accrued investment income	2,479,627	2,016,652
Premiums due and deferred, net of loading	4,015	4,326
Reinsurance receivable	225,086	39,562
Funds withheld receivable on reinsurance	2,765,938	2,921,009
Reinsurance recoverable	1,236	1,331
Corporate owned life insurance	2,062,897	1,012,862
Amounts due from parent, subsidiaries, and affiliates	4,553	22,537
Federal income tax recoverable	252,301	166,513
Net deferred income tax asset	417,544	206,585
Other admitted assets	42,133	48,258
Separate account assets	50,398,020	49,882,253
Total admitted assets	$340,749,855	$277,845,220

The accompanying notes are an integral part of the financial statements.

Athene Annuity and Life Company
Balance Sheets – Statutory-Basis
December 31, 2025 and 2024
(Dollars in thousands, except per share amounts)

	2025	2024
Liabilities and capital and surplus
Liabilities:
Policy and contract liabilities:
Life and annuity	$110,615,749	$96,601,505
Accident and health	1,637	1,974
Deposit-type contracts	64,259,784	36,359,016
Policy and contract claims	465,828	431,994
Total policy and contract liabilities	175,342,998	133,394,489
Accrued insurance expenses	71,727	70,912
Interest maintenance reserve	219,836	204,696
Asset valuation reserve	5,362,458	3,765,492
Amounts due to parent, subsidiaries, and affiliates	142,863	52,270
Payable for securities	243,786	315,273
Derivative liabilities	1,694,680	1,030,094
Derivative and other collateral liability	5,837,970	5,617,217
Remittances and items not allocated	256,371	165,436
Liability for unclaimed property	116,647	115,952
Funds held under reinsurance treaties	66,695,002	55,558,281
Reinsurance payable	862,449	2,535,564
Other reinsurance liability	500,007	360,458
Repurchase agreement liability	5,045,980	5,625,701
Due to separate account	22,158,151	14,735,349
Other liabilities	2,808,129	1,687,697
Separate account liabilities	49,269,017	48,711,282
Total liabilities	336,628,071	273,946,163
Capital and surplus:
Common stock, $1 per share par value - 10,000,000
shares authorized, issued and outstanding	10,000	10,000
Paid-in surplus	5,758,301	5,735,000
Unassigned surplus (deficit)	(1,646,517)	(1,845,943)
Total capital and surplus	4,121,784	3,899,057
Total liabilities and capital and surplus	$340,749,855	$277,845,220

The accompanying notes are an integral part of the financial statements.

Athene Annuity and Life Company
Statements of Operations – Statutory-Basis
Years Ended December 31, 2025, 2024 and 2023
(Dollars in thousands)

	2025	2024	2023
Premiums and other revenues
Premiums and annuity considerations for life and accident
and health policies and contracts	$8,844,191	$7,736,850	$9,687,027
Considerations for supplementary contracts with
life contingencies	12,976	12,448	(206,655)
Net investment income	12,732,699	10,501,479	5,644,299
Amortization of interest maintenance reserve	24,171	21,463	20,480
Commissions and expense allowances on reinsurance ceded	2,324,454	1,803,638	1,882,891
Corporate owned life insurance income	150,035	12,862	1,301
Net gain (loss) from operations from separate accounts	480,323	674,736	237,746
Modified coinsurance adjustment ceded	7,777,675	(31,753,929)	20,488,103
Funds withheld adjustment assumed	130,184	120,230	90,817
Other income	34,323	25,840	25,062
Total premiums and other revenues	32,511,031	(10,844,383)	37,871,071
Benefits and expenses
Benefits paid or provided for:
Surrender benefits	3,230,046	2,353,840	2,208,333
Annuity and other benefits	1,267,813	1,224,417	1,062,931
Increase (decrease) in policy reserves	14,033,013	(21,501,778)	28,991,221
Interest on policy or contract funds	5,890,697	1,573,988	700,563
Total benefits	24,421,569	(16,349,533)	32,963,048
Funds withheld adjustment ceded	3,544,758	1,709,373	277,234
Interest maintenance reserve ceded	19,320	29,503	6,495
Commissions	1,657,039	1,575,075	1,480,785
Commissions and expense allowance on reinsurance assumed	301,470	182,717	126,105
Interest maintenance reserve assumed	(7,328)	(18,059)	53,130
General insurance expenses	650,748	649,100	574,847
Insurance taxes, licenses, and fees	6,195	65,948	43,674
Transfer to separate account, net	342,044	307,035	1,802,671
Other expense (income)	136,380	(8,096)	(5,021)
Total benefits and expenses	31,072,195	(11,856,937)	37,322,968
Net gain (loss) from operations before dividends to
policyowners, federal income taxes and net realized
capital gains (losses)	1,438,836	1,012,554	548,103
Dividends to policyowners	20	17	20
Net gain (loss) from operations before federal income
taxes and net realized capital gains (losses)	1,438,816	1,012,537	548,083
Federal income tax expense (benefit)	(186,034)	(222,705)	452,495
Net gain (loss) from operations before net realized
capital gains (losses)	1,624,850	1,235,242	95,588
Net realized capital gains (losses), net of tax and transfers to
interest maintenance reserve	(533,277)	(285,751)	(174,391)
Net income (loss)	$1,091,573	$949,491	$(78,803)
The accompanying notes are an integral part of the financial statements.

Athene Annuity and Life Company
Statements of Changes in Capital and Surplus – Statutory-Basis
Years Ended December 31, 2025, 2024 and 2023
(Dollars in thousands)

			Unassigned	Total
	Common	Paid-in	Surplus	Capital
	Stock	Surplus	(Deficit)	and Surplus
Balances at December 31, 2022	$10,000	$3,323,896	$(1,004,287)	$2,329,609
Correction of prior period error	—	—	(70,481)	(70,481)
Net loss	—	—	(78,803)	(78,803)
Capital contribution	—	1,450,466	—	1,450,466
Change in net deferred income tax	—	—	733,722	733,722
Change in net unrealized capital gains (losses), net of deferred tax	—	—	812,632	812,632
Change in nonadmitted assets	—	—	(134,806)	(134,806)
Change in asset valuation reserve	—	—	(924,913)	(924,913)
Surplus withdrawn from (contributed to) separate accounts during period	—	—	(115,398)	(115,398)
Other changes in surplus in separate accounts statement	—	—	(102,945)	(102,945)
Captive tax sharing agreement	—	—	(42)	(42)
Reinsurance adjustment	—	—	(593,440)	(593,440)
Balances at December 31, 2023	10,000	4,774,362	(1,478,761)	3,305,601
Merger adjustment	—	—	(388,057)	(388,057)
Correction of prior period error	—	—	(7,582)	(7,582)
Net income	—	—	949,491	949,491
Capital contribution	—	960,638	—	960,638
Change in net deferred income tax	—	—	(61,136)	(61,136)
Change in net unrealized capital gains (losses), net of deferred tax	—	—	1,534,314	1,534,314
Change in nonadmitted assets	—	—	(137,182)	(137,182)
Change in asset valuation reserve	—	—	(925,988)	(925,988)
Other changes in surplus in separate accounts statement	—	—	(517,892)	(517,892)
Captive tax sharing agreement	—	—	350	350
Change in valuation basis on reserves	—	—	376,597	376,597
Reinsurance adjustment	—	—	(1,190,097)	(1,190,097)
Balances at December 31, 2024	10,000	5,735,000	(1,845,943)	3,899,057
Correction of prior period error	—	—	(22,061)	(22,061)
Net income	—	—	1,091,573	1,091,573
Capital contribution	—	23,301	—	23,301
Change in net deferred income tax	—	—	686,892	686,892
Change in net unrealized capital gains (losses), net of deferred tax	—	—	1,633,567	1,633,567
Change in nonadmitted assets	—	—	228,585	228,585
Change in asset valuation reserve	—	—	(1,587,714)	(1,587,714)
Other changes in surplus in separate accounts statement	—	—	(522,291)	(522,291)
Cumulative effect of changes in accounting principles	—	—	(8,112)	(8,112)
Captive tax sharing agreement	—	—	110	110
Change in valuation basis on reserves	—	—	83,153	83,153
Reinsurance adjustment	—	—	(1,384,276)	(1,384,276)
Balances at December 31, 2025	$10,000	$5,758,301	$(1,646,517)	$4,121,784
The accompanying notes are an integral part of the financial statements.

Athene Annuity and Life Company
Statements of Cash Flows – Statutory-Basis
Years Ended December 31, 2025, 2024 and 2023
(Dollars in thousands)

	2025	2024	2023
Cash from operations
Premiums and policy proceeds, net of reinsurance	$8,857,405	$7,750,038	$9,516,710
Net investment income received	12,281,981	9,300,493	5,091,189
Commissions and expense allowances on reinsurance ceded	2,307,078	1,811,471	1,883,507
Funds withheld adjustment ceded	(3,544,758)	(1,709,373)	(277,234)
Net benefits received (paid)	(3,436,726)	(34,968,361)	15,813,076
Commissions and insurance expenses paid	(2,716,752)	(2,400,280)	(2,153,701)
Federal income tax received (paid)	(73,434)	18,197	(507,742)
Net transfers (to) from separate accounts	7,080,758	8,596,689	637,212
Other revenues received less other expenses paid	34,300	85,036	46,658
Net cash from operations	20,789,852	(11,516,090)	30,049,675
Cash from investments
Proceeds from investments sold, matured or repaid:
Bonds	54,035,221	34,416,151	13,382,521
Stocks	372,130	338,477	102,598
Mortgage loans	12,676,074	7,020,006	3,374,534
Other invested assets	4,250,688	1,130,989	1,745,846
Miscellaneous proceeds	50,339	281,845	160,981
Total investment proceeds	71,384,452	43,187,468	18,766,480
Cost of investments acquired:
Bonds	(83,690,859)	(69,109,193)	(28,599,173)
Stocks	(498,515)	(1,136,707)	(973,696)
Mortgage loans	(38,403,243)	(26,688,611)	(18,127,510)
Real estate	(10,583)	(5,754)	—
Other invested assets	(7,749,491)	(2,013,159)	(2,154,461)
Miscellaneous applications	(1,469,924)	(552,064)	(363,694)
Total costs of investments acquired	(131,822,615)	(99,505,488)	(50,218,534)
Net change in policy loans	9,863	7,908	6,819
Net cash from investments	(60,428,300)	(56,310,112)	(31,445,235)
Cash from financing and miscellaneous sources
Net deposits (withdrawals) on deposit-type contracts	27,900,768	14,108,577	3,343,053
Capital contribution	—	311,663	310,471
Borrowed funds and repurchase agreements	(579,722)	2,549,382	(868,264)
Net change in derivative and other collateral liability	220,753	2,195,307	1,711,348
Funds held under reinsurance	11,136,724	49,702,719	(1,349,641)
Other cash provided (applied)	553,114	(526,240)	1,148,967
Net cash from financing and miscellaneous sources	39,231,637	68,341,408	4,295,934
Net change in cash, cash equivalents and short-term investments	(406,811)	515,206	2,900,374
Cash, cash equivalents and short-term investments
Beginning of year	9,764,163	9,248,957	6,348,583
End of year	$9,357,352	$9,764,163	$9,248,957
The accompanying notes are an integral part of the financial statements.

Athene Annuity and Life Company
Statements of Cash Flows – Statutory-Basis
Years Ended December 31, 2025, 2024 and 2023
(Dollars in thousands)

	2025	2024	2023
Supplemental disclosures of cash flow information for non-cash transactions
Security exchanges and asset in kind trades - bond proceeds (investing)	13,227,345	4,409,615	2,904,032
Security exchanges and asset in kind trades - bonds acquired (investing)	(13,227,345)	(4,409,615)	(2,904,032)
Reinsurance activity settled in bonds (operating)	2,664,709	470,814	270,727
Reinsurance activity settled in bonds (investing)	(2,664,709)	(470,814)	(270,727)
Asset transfer bonds to other invested assets - proceeds (investing)	1,672,916	—	3,801
Asset transfer stocks to other invested assets - proceeds (investing)	167,410	—	—
Asset transfer bonds and stocks to other invested assets - acquired (investing)	(1,840,325)	—	(3,801)
Intercompany tax settlement (operating)	415,722	—	—
Intercompany tax settlement - bonds and other invested assets acquired (investing)	(415,722)	—	—
Interest capitalization (operating)	217,286	118,597	56,796
Interest capitalization (investing)	(217,286)	(118,597)	(56,796)
Security exchanges and asset in kind trades - other invested asset proceeds (investing)	162,390	65,000	10,913
Security exchanges and asset in kind trades - other invested assets acquired (investing)	(162,390)	(65,000)	(10,913)
Asset transfer mortgage loans to other invested assets - proceeds (investing)	71,695	292,556	4,170
Asset transfer mortgage loans to other invested assets - acquired (investing)	(71,695)	(292,556)	(4,170)
Asset transfer to other invested assets - receivable for securities (investing)	26,930	—	—
Asset transfer to other invested assets - acquired (investing)	(26,930)	—	—
Capital contribution of stock compensation expense (financing)	23,301	26,638	50,466
Capital contribution of stock compensation expense (investing)	(135)	(274)	(408)
Capital contribution of stock compensation expense (operating)	23,167	(26,364)	(50,058)
Asset transfer other invested assets to stocks - proceeds (investing)	4,113	—	—
Asset transfer other invested assets to stocks - acquired (investing)	(4,113)	—	—
Capital contribution - non-cash (financing)	—	622,337	1,294,714
Capital contribution - non-cash (investing)	—	(614,665)	(1,282,881)
Capital contribution - non-cash (operating)	—	(7,672)	(11,833)
Asset transfer bonds to mortgage loans - proceeds (investing)	—	85,153	139,494
Asset transfer bonds to mortgage loans - acquired (investing)	—	(85,783)	(132,015)
Asset transfer mortgage loans to bonds - proceeds (investing)	—	44,067	—
Asset transfer mortgage loans to bonds - acquired (investing)	—	(44,067)	—
Reinsurance recapture - bonds proceeds (investing)	—	39,269	35,672
Reinsurance recapture (operating)	—	(39,269)	(35,672)
Security exchanges and asset in kind trades - stock proceeds (investing)	—	30,018	24,002
Security exchanges and asset in kind trades - stocks acquired (investing)	—	(30,018)	(24,002)
Asset transfer bonds to stocks - proceeds (investing)	—	1,714	—
Asset transfer bonds to stocks - acquired (investing)	—	(1,714)	—
Asset transfer bonds to mortgage loans - net investment income (operating)	—	630	1,280
Asset transfer bonds to mortgage loans - suspense (financing)	—	—	(8,760)
Asset transfer mortgage loans to real estate - proceeds (investing)	—	—	74,200
Asset transfer mortgage loans to real estate - acquired (investing)	—	—	(74,200)
The accompanying notes are an integral part of the financial statements.

Athene Annuity and Life Company
Notes to Financial Statements – Statutory-Basis
December 31, 2025, 2024 and 2023
(Dollars in thousands)

1.    Nature of Operations and Significant Accounting Policies

Organization and Nature of Business
Athene Annuity and Life Company (the Company) is a stock life insurance company domiciled in the State of Iowa and was founded in 1896. The Company is licensed in the District of Columbia, Puerto Rico and all states except New York. The Company is a leading retirement services company offering savings products through independent agents and financial institutions that are focused on simple, tax efficient solutions such as fixed indexed and fixed rate annuities. The Company also issues group annuity contracts within a separate account structure to employers related to pension group annuity (PGA) transactions and issues funding agreements and guaranteed interest contracts to financial institutions.
All outstanding shares of the Company are owned by Athene Annuity Re Ltd. (AARe), which is an indirect wholly owned subsidiary of Athene Holding Ltd. (AHL). AHL is a direct subsidiary of Apollo Global Management Inc. (AGM).

The Company owns all the outstanding capital stock of Athene Annuity & Life Assurance Company of New York (AANY), which in turn owns all the outstanding capital stock of Athene Life Insurance Company of New York (ALICNY). The Company also owns all the outstanding capital stock of Structured Annuity Reinsurance Company (STAR), Athene Re USA IV, Inc. (Athene Re IV), Centralife Annuities Services, Inc. and P.L. Assigned Services, Inc.

Merger
On December 20, 2023, the Company and Athene Annuity & Life Assurance Company (AADE), its Delaware domiciled parent company, executed an Agreement and Plan of Merger. Effective October 11, 2024, following the receipt of all required regulatory approvals, AADE merged with and into the Company, with the Company as the surviving entity. The Company received a no objection letter from the Insurance Division, Department of Commerce, of the State of Iowa (Iowa Department) to use a merger effective date of October 1, 2024 for financial reporting purposes.

The merger was accounted for in accordance with the Statement of Statutory Accounting Principles (SSAP) No. 68, Business Combinations and Goodwill, as a statutory merger. As such, financial statements for periods prior to the merger were combined and the recorded assets, liabilities and surplus of the Company and AADE were carried forward to the merged company. The common capital stock of AADE was deemed canceled and AADE’s investment in the affiliated common stock of the Company was eliminated. The business the Company previously ceded to AADE under a coinsurance agreement is no longer reflected as assumed and ceded risks in the recast merged financial statements. The impact of these merger adjustments, net of eliminations, increased capital and surplus by $257,019 as of the merger effective date.

Summarized financial information for the Company and AADE presented separately for the period prior to the merger is as follows.

	December 31, 2023
	The Company	AADE	Eliminations	Merged Totals

Capital and surplus	$2,875,879	$3,143,630	$(2,713,908)	$3,305,601
Total premiums and other revenues	36,940,976	908,478	21,617	37,871,071
Total benefits and expenses	36,732,225	699,871	(109,128)	37,322,968
Net income (loss)	(209,334)	(215)	130,746	(78,803)

Athene Annuity and Life Company
Notes to Financial Statements – Statutory-Basis
December 31, 2025, 2024 and 2023
(Dollars in thousands)
As described in Note 2, the Company utilizes certain accounting practices prescribed by the Iowa Department to account for its derivative instruments and indexed annuity policy reserves. These accounting practices differed from the methods utilized by AADE. Effective on the date of merger, these prescribed practices were applied to the former AADE block, including for the calculation of balances impacting reinsurance settlements for business ceded under affiliated reinsurance treaties. Also effective on the date of merger, the Company removed AVR balances previously ceded by AADE. In accordance with SSAP No. 3, Accounting Changes and Correction of Errors, the effects of these accounting changes were recorded directly to surplus in 2024, and the historical financials were not restated. The net impact of adopting these accounting changes, net of reinsurance and taxes, decreased surplus by $388,057 as of the merger effective date, primarily driven by the removed ceded AVR balances which did not have an impact on total adjusted capital.

Regulatory Closed Blocks
The Company established two regulatory closed blocks, on March 31, 2000 for Indianapolis Life Insurance Company and June 30, 1996 for AmerUs Life Insurance Company, in connection with the reorganization of two mutual insurance predecessor entities of the Company to a stock form. Insurance policies which had a dividend scale in effect at the time of the reorganizations were included in the closed blocks. The closed blocks were designed to give reasonable assurance to owners of affected policies that assets will be available to support such policies, including maintaining dividend scales in effect at the time of the reorganization, if the experience underlying such scales continues. The assets allocated to the closed blocks, including revenue therefrom, will accrue solely to benefit the owners of policies included in the block until the block is no longer in effect. Payment of dividends on closed block policies will be supported by closed block assets; however, in the unlikely event the closed block assets are insufficient to meet minimum policy obligations, dividend payments will be made from the general funds.

Basis of Presentation
The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Iowa Department. The State of Iowa has adopted the National Association of Insurance Commissioners' (NAIC) Accounting Practices and Procedures Manual. These practices differ from accounting principles generally accepted in the United States of America (GAAP) and are presumed to be material.
The more significant of the differences from those prescribed or permitted by the Iowa Department and GAAP are as follows:
Fixed Maturity Securities: Investments in bonds, redeemable preferred stocks, and surplus notes are reported at amortized cost or fair value based on their rating by the NAIC; for GAAP, such investments would be designated at purchase as held-to-maturity, trading or available-for-sale. For GAAP, held-to-maturity fixed maturity investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income for those designated as available-for-sale.
A decline in a security’s estimated fair value that is other-than-temporary is treated as a realized loss in the statements of operations and the cost basis of the security is reduced to its estimated fair value. Under GAAP, available-for-sale securities with a fair value that has declined below amortized cost are evaluated to determine how the decline in fair value should be recognized. If it is determined, based on

Athene Annuity and Life Company
Notes to Financial Statements – Statutory-Basis
December 31, 2025, 2024 and 2023
(Dollars in thousands)
the facts and circumstances related to the specific security, that the holder intends to sell a security or it is more likely than not that the holder would be required to sell a security before the recovery of its amortized cost, any existing allowance for credit losses is reversed and the amortized cost of the security is written down to fair value. If neither of these conditions exist, the holder evaluates whether the decline in fair value has resulted from a credit loss or other factors. If the decline in fair value resulted from a credit loss, the cost basis is not reduced but rather a valuation allowance is established and is remeasured each period for the passage of time, any change in expected cash flows, and changes in the fair value of the security.

Mortgage Loans: Mortgage loans are reported at amortized cost. Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are established for the expected credit losses at the time of purchase and represent the portion of the asset’s amortized cost basis the Company does not expect to collect due to credit losses over the asset’s contractual life. Expected credit losses consider past events, current conditions, and reasonable and supportable forecasts of future economic conditions or macroeconomic forecasts. Effective January 1, 2022, the Company elected the fair value option on the Company’s mortgage loan portfolio for GAAP. Changes in the fair value of the mortgage loan portfolio are reported in investment related gains (losses).

Real Estate: Investments in real estate are reported net of related obligations. Under GAAP, real estate is reported on a gross basis.

Short-term Investments: Short-term investments include investments with maturities less than one year from the date of acquisition and are included in cash, cash equivalents and short-term investments in the balance sheets and statements of cash flows. Under GAAP, investments with maturities less than three months from the date of acquisition are included in cash and cash equivalents while investments with maturities less than one year but greater than three months are included in short-term investments and are not part of cash and cash equivalents in the statements of cash flows.
Derivatives: Derivative instruments used in hedging transactions that meet the criteria of an effective hedge, and are designated in a hedge accounting relationship, are valued and reported in a manner that is consistent with the hedged asset or liability (e.g., amortized cost or fair value with the net unrealized capital gains (losses) reported in surplus along with any adjustment for federal income taxes). Embedded derivatives are not accounted for separately from the host contract. Under GAAP, all derivatives are reported on the balance sheets at fair value, and an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risks of the host contract is accounted for separately from the host contract and valued and reported at fair value. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge, or that meet the required criteria but the Company has chosen not to apply hedge accounting, are accounted for at fair value and the changes in the fair value are recorded as unrealized gains or unrealized losses directly to surplus rather than to income as required under GAAP. Refer to Note 2 for discussion surrounding the Company's prescribed practices applied to derivatives.
Other Invested Assets: Changes in value of certain other long-term investments accounted for under the equity method of accounting are recorded as unrealized gains and losses as a component of surplus. Under GAAP, such changes are recorded through earnings.
Interest Maintenance Reserve (IMR):  Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the individual security sold. The Company also defers the gains and losses related to the market value adjustment (MVA) on annuity policies.  The net deferral is reported as IMR in the accompanying balance

Athene Annuity and Life Company
Notes to Financial Statements – Statutory-Basis
December 31, 2025, 2024 and 2023
(Dollars in thousands)
sheets.  Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR.  Under GAAP, realized capital gains and losses and the MVA would be reported in the statements of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold or the MVA was realized.
Asset Valuation Reserve (AVR): The AVR provides a valuation allowance for invested assets and is determined by an NAIC prescribed formula with changes reflected directly in surplus; AVR is not recognized for GAAP.
Policy Acquisition Costs: The costs of acquiring and renewing business are expensed as incurred. Under GAAP, acquisition costs directly related to successful acquisition of new or renewal contracts are capitalized and amortized over the life of the contracts.
Nonadmitted Assets: Certain assets are designated as nonadmitted; principally, as applicable, certain receivables from agents and bills receivable, electronic data processing equipment, capitalized software, furniture and equipment, prepaid expenses, certain deferred income tax assets, non-insurance subsidiaries for which audited GAAP financial statements are not obtained, and other certain assets not specifically identified as an admitted asset within the NAIC Accounting Practices and Procedures Manual, are excluded from the accompanying balance sheets and are charged directly to surplus. Under GAAP, there is no concept of nonadmitted assets.
Universal Life and Annuity Policies: Revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received. Benefits incurred represent the total of surrender and death benefits paid and the change in policy reserves. Interest on these policies is reflected in other benefits. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income or benefits paid. Under GAAP, premiums received on universal life are recorded directly to the reserve liability and benefits incurred represent interest credited to the policy account value and the excess of benefits paid over the policy account value. For deferred annuity policies and single premium immediate annuity (SPIA) policies without life contingencies, premiums received and benefits paid are recorded directly to the policy reserve liability.

Deposit-Type Contracts: The Company records the liability for guaranteed interest contracts and fixed coupon rate funding agreements in the amount equal to the present value of the future interest payments and maturity payments discounted at the appropriate statutory valuation rate. For floating coupon rate funding agreements, the Company records the liability in the amount equal to the notional value plus the accrued interest on the next coupon payment. Under GAAP, these liabilities are recorded using the effective interest method based on the initial deposit and projected future coupon payments and maturity value. For funding agreements denominated in foreign currencies, the liabilities are calculated in the foreign currency and then converted to US dollars using the spot foreign exchange rate as of the balance sheet date.
For SPIA without life contingencies, the Company records the liability as the present value of cash flows discounted using prescribed valuation interest rates. Under GAAP, these liabilities are recorded using the effective interest method whereby an effective interest rate is solved for such that the present value of benefits and maintenance expenses equals the gross premium received less deferrable acquisition costs.
Benefit Reserves: Certain policy reserves, including the group annuity contracts related to PGAs, are calculated as the present value of cash flows discounted using prescribed valuation interest rates and prescribed mortality rather than on estimated expected experience or actual account balances as would be required under GAAP. For group annuity contracts related to PGA business, the Company received

Athene Annuity and Life Company
Notes to Financial Statements – Statutory-Basis
December 31, 2025, 2024 and 2023
(Dollars in thousands)
approval from the Iowa Department to use an alternative methodology where mortality is based on prudent best estimate assumptions rather than prescribed mortality. For PGA group annuity contracts with deferred lives (participants not currently receiving pension benefits but eligible to commence at a future date), the present value of expected benefits is determined using prudent best estimate assumptions (mortality, election type, election age, etc.) based on any plan experience, industry data and actuarial judgment.
Reinsurance: Policy and contract liabilities ceded to reinsurers under coinsurance agreements have been reported as reductions of the related reserves rather than as assets as would be required by GAAP. Any reinsurance balances deemed to be uncollectible are written off through a charge to earnings. A liability for reinsurance balances is provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to surplus. Under GAAP, an allowance for expected credit losses is established through a charge to earnings with subsequent changes to expected credit losses recognized as an adjustment to that allowance through a charge to earnings. Upfront commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.
Deferred Income Taxes: Deferred tax assets are limited to: 1) the amount of capital gains taxes paid in prior years that can be recovered through capital loss carrybacks for existing temporary differences that reverse during a time frame corresponding with Internal Revenue Service (IRS) tax loss carryback provisions, not to exceed three years, plus 2) the lesser of the amount of the remaining gross deferred tax assets expected to be realized within three years of the balance sheet date or 15% of adjusted capital and surplus excluding any net deferred income tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities after considering the character (i.e. ordinary versus capital) of the deferred tax assets and liabilities. The remaining deferred tax assets are nonadmitted. Deferred taxes do not include amounts for state taxes. Under GAAP, state taxes are included in the computation of deferred taxes, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not realizable.
Policyowner Dividends: Policyowner dividends are recognized when declared rather than over the term of the related policies as required by GAAP, and are reserved one year in advance through charges to operations.
Subsidiaries, Controlled and Affiliated Entities: The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company. Under GAAP, such consolidation would be required.
Comprehensive Income: Comprehensive income and its components are not presented in the financial statements, which is required under GAAP.
Separate Accounts: Separate account premiums and benefits are recognized in the accompanying statements of operations and transferred to or from the separate account. Under GAAP, separate account premiums and benefits are not recognized. The accounts and operations of the Company’s Funding Agreements, Group Annuity, and Index-Linked Annuity Separate Accounts are not consolidated with the accounts and operations of the Company as would be required under GAAP.

Athene Annuity and Life Company
Notes to Financial Statements – Statutory-Basis
December 31, 2025, 2024 and 2023
(Dollars in thousands)
Other significant accounting policies follow:

Investments
The Company's bonds, asset-backed securities, preferred stocks, affiliated and unaffiliated common stocks, mortgage loans, real estate, policy loans, short-term investments, cash equivalents and other invested assets are stated using methods prescribed by the NAIC, as follows:

•Bonds not backed by other loans are principally stated at amortized cost using the modified scientific method unless they are designated by the Securities Valuation Office (SVO) of the NAIC as Class 6, in which case they are reported at the lower of amortized cost or fair value. Bonds containing issuer call provisions (except "make-whole" call provisions) are amortized to the call or maturity value and date which produces the lowest asset value (yield-to-worst).

•Asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments unless they are designated by the Securities Valuation Office (SVO) of the NAIC as Class 6, in which case they are reported at the lower of amortized cost or fair value. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities, except for principal-only, interest-only, purchased credit impaired securities, and securities not highly rated at the time of purchase, which are valued using the prospective method.

•Perpetual preferred stock is carried at fair value, not to exceed any currently effective call price. The related net unrealized capital gains or losses are reported in surplus along with any adjustment for federal income taxes. Redeemable preferred stock designated by the SVO as Class 3 or better is carried at amortized cost. Redeemable preferred stock designated by the SVO as Class 4 to 6 is carried at the lower of cost or fair value.

•Affiliated common stock of the Company’s insurance subsidiaries is reported in accordance with SSAP No. 97, Investments in Subsidiary, Controlled and Affiliated Entities, at the subsidiary's underlying capital and surplus plus unamortized goodwill. The Company’s investment in non-insurance subsidiaries is reported at the subsidiary's GAAP book value. The net change in the underlying book value of the subsidiaries is reflected within surplus as a change in unrealized capital gains and losses.

•Unaffiliated common stocks are reported at fair value based on quoted market prices or commercially available vendor prices and the related net unrealized capital gains or losses are reported in surplus along with any adjustment for federal income taxes. The Company is a member of the Federal Home Loan Bank (FHLB) of Des Moines which requires members to purchase FHLB capital stock in relation to the amount of FHLB advances drawn by such member. There is no active market for FHLB stock, and the stock is carried at cost, which is equivalent to fair value.

•There are no restrictions on assets, except for those disclosed in Note 4.

•Mortgage loans are reported at unpaid principal balances, net of unamortized premiums and discounts, less valuation allowance for specific reserves. A mortgage loan is considered for a specific allowance when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines that it will not be able to collect all scheduled principal and interest, a valuation allowance is established and the mortgage loan is written down to the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell and the recorded investment in the mortgage loan. The creation of a valuation allowance for specific reserves or change to an existing valuation allowance for specific reserves is reflected within surplus as a change in

Athene Annuity and Life Company
Notes to Financial Statements – Statutory-Basis
December 31, 2025, 2024 and 2023
(Dollars in thousands)
unrealized gains and losses. Mortgage loans for which foreclosure is probable are considered permanently impaired and a direct write down is recognized as a realized loss in the statements of operations and a new cost basis is established.

•Real estate classified as held for sale is reported at lower of depreciated cost or fair value, net of related obligations. Real estate classified as held for the production of income is reported at depreciated cost net of related obligations.

•Policy loans are valued at unpaid principal balances.

•Short-term investments include investments with remaining maturities of one year or less at the time of acquisition (excluding those investments classified as cash equivalents as defined below) and are principally stated at amortized cost. Short-term investments include bonds and money market instruments.

•Cash equivalents are money market mutual funds or short-term highly liquid investments with an original or remaining maturity of three months or less at the date of purchase and are principally stated at amortized cost.

•Other invested assets are primarily comprised of partnership interests. Partnership interests are accounted for under the equity method of accounting under which the carrying value of the related partnership interest is based on the Company’s proportional share of the GAAP equity of the partnership. Any difference between the cost basis and carrying value of the partnership interest is reflected in surplus. Other than partnerships, other invested assets may include surplus notes, debt securities that do not qualify as bonds, collateral loans secured by mortgage loans and tax credit investments. Surplus notes with an NAIC 1 or NAIC 2 designation are reported at amortized cost. Surplus notes with an NAIC 3 through NAIC 6 designation are reported at the lesser of amortized cost or fair value, with fluctuations in fair value reflected within surplus as a change in unrealized gains and losses. Debt securities that do not qualify as bonds are carried at the lesser of amortized cost or fair value, with fluctuations in fair value reflected within surplus as a change in unrealized gains and losses. In addition, residual interests in securitization vehicles that do not qualify as bonds are reported using the calculated practical expedient method, where the book/adjusted carrying value is reduced by distributions received until the residual interests have a book/adjusted carrying value of zero. Any distributions received thereafter are recognized as interest income. Collateral loans secured by mortgage loans follow the mortgage loan accounting previously discussed. Tax credit investments (including low-income housing and other federal and state tax credit structures) are carried at proportional amortized cost, net of amortization recognized over the expected period of projected tax credits and other tax benefits. Impairments that are other-than-temporary are recognized in realized losses; ongoing accretion and amortization is reflected in net investment income.

•Repurchase agreements and reverse repurchase agreements are agreements between a seller and a buyer, whereby the seller of securities sells and simultaneously agrees to purchase the same or substantially the same securities from the buyer at an agreed upon price and, usually, at a stated date as defined in SSAP No. 103, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. The Company's repurchase agreements are accounted for as secured borrowings. The Company pledges investments, receives cash as collateral and establishes a liability to return the collateral. For reverse repurchase agreements, the Company lends cash and establishes a short-term investment or cash equivalent for the principal amount loaned under the agreement.

Changes in unrealized gains or losses on bonds, preferred stocks, and common stocks carried at fair value are credited or charged directly to surplus, except those securities with OTTI. A decline in a security’s estimated fair value that is other-than-temporary is treated as a realized loss in the statements of operations and the cost basis of the security is reduced to its estimated fair value. The Company identifies fixed income and equity securities that could potentially have impairments that are other-than-temporary by monitoring changes in fair value of its securities relative to the amortized cost of those

Athene Annuity and Life Company
Notes to Financial Statements – Statutory-Basis
December 31, 2025, 2024 and 2023
(Dollars in thousands)
securities. The Company reviews its bonds and stocks on a case-by-case basis to determine whether an OTTI exists and whether losses should be recognized through earnings. The Company considers relevant facts and circumstances in evaluating whether a credit or interest rate-related impairment of a security is other-than-temporary. Relevant facts and circumstances considered include: (1) the extent and length of time the fair value has been below cost; (2) the reasons for the decline in fair value; (3) the issuer’s financial position and access to capital; and (4) for fixed income securities, the Company’s intent to sell a security or whether it is more likely than not it will be required to sell the security before the recovery of its amortized cost (which, in some cases, may extend to maturity) and for equity securities, the Company’s ability and intent to hold the security for a period of time that allows for the recovery in value. To the extent the Company determines that a security is deemed to be other-than-temporarily impaired, an impairment loss is recognized.

The recognition of an OTTI for asset-backed securities is dependent upon the Company’s ability and intent to hold the security until the ultimate recovery of amortized cost. SSAP No. 43, Asset-backed Securities, requires that an OTTI loss be recognized in earnings for an asset-backed security in an unrealized loss position when it is anticipated that the cost basis will not be recovered. When an OTTI is recognized, the non-interest related portion of the OTTI loss is recorded through AVR and the interest related portion is recorded through IMR. In situations where the Company intends to sell the security, or it does not have the intent and ability to hold the security until recovery of the amortized cost basis, the entire difference between the security’s amortized cost and estimated fair value is recognized as an OTTI loss in the statements of operations. In situations where the Company does not intend to sell the security, and has both the intent and ability to hold the security until recovery of the amortized cost basis but does not expect to recover the entire amortized cost, the difference between the amortized cost basis of the security and the net present value of the future cash flows expected to be collected is recognized as an OTTI loss in the statements of operations.
Realized capital gains and losses are determined on a first-in, first-out basis and are recorded net of related federal income taxes. The AVR is established by the Company to provide for potential losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses. Under a formula prescribed by the NAIC, the Company defers, in the IMR, the portion of realized gains and losses on sales of fixed income investments (principally bonds and mortgage loans) attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.
Changes in nonadmitted asset carrying amounts are recorded directly to surplus.
Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default or foreclosure or which are delinquent more than 90 days. Income is also not accrued when collection is uncertain. In addition, accrued interest is excluded from interest income when payment exceeds 90 days past due.
Derivatives
Derivatives are carried on the Company’s balance sheets as both derivative assets and derivative liabilities. The Company currently executes both bilateral trades and cleared trades. For bilateral trades, the Company has elected to present any derivatives subject to master netting provisions as a gross asset or liability, gross of collateral presented. Cleared trades are cleared and settled through the broker, the central clearing counterparty and Futures Commission Merchant (FCM). On the date a derivative contract is executed, the Company designates derivatives as either a cash flow hedge, fair value hedge, or a free-standing derivative held for other risk management purposes, which primarily involve managing asset or liability risks associated with the Company’s reinsurance treaties which do not qualify for hedge accounting. Free-standing derivatives also include derivatives that economically hedge interest rate risk and other cash flows risks but do not qualify for, or the Company has chosen not to apply, hedge

Athene Annuity and Life Company
Notes to Financial Statements – Statutory-Basis
December 31, 2025, 2024 and 2023
(Dollars in thousands)
accounting. The Company’s policy is to align the derivative income or expense to the statements of operations line item for which it relates.

For bilateral derivative positions, in order to reduce the amount of exposure on derivative instruments, the Company may be required to pledge or receive collateral for any derivative contracts that are entered into. The amount of collateral that is required is based on the fair value of the contract and credit threshold of the counterparty. For cleared derivative positions, the Company is required to satisfy daily collateral requirements associated with our FCM agreement and these amounts include initial margin requirements.
Derivative instruments that qualify for hedge accounting are valued and reported in a manner consistent with the hedged asset or liability. To qualify for hedge accounting, the Company must maintain specific documentation regarding the risk management objectives of the hedge and demonstrate on an ongoing basis that the hedging relationship remains highly effective. Derivatives that do not qualify for, or for which the Company has elected not to apply hedge accounting, excluding replication transactions and those accounted for in accordance with Iowa Administrative Code Section 191-97, Accounting for Certain Derivative Instruments Used to Hedge the Growth in Interest Credited for Indexed Insurance Products and Accounting for the Indexed Insurance Products Reserve (IAC Section 191-97) (refer to discussion in Note 2), are measured at fair value each reporting period with changes in fair value recorded as unrealized gains or losses in surplus. Cash payments made or received on these derivative instruments are recorded through income.

Futures are recorded at fair value of margin on deposit with the clearing broker and changes in this margin on deposit are recognized in the summary of operations through investment income.

Separate Accounts
Separate account assets and liabilities reported in the balance sheets represent funds that are separately administered. The Company maintains five separate account arrangements. The first arrangement includes one separate account containing funding agreements. The assets within this separate account represent a reinsurance receivable, as these funding agreements are ceded as discussed in Note 7.
The second arrangement includes three separate accounts, consisting of previously sold variable annuity and variable universal life products. The Company ceased marketing these products in 2009. The assets and liabilities of the variable lines of business are reported at fair value since the underlying investment risks are assumed by the policy owners. Investment income and gains or losses arising from the variable lines of business accrue directly to the policy owners and are, therefore, not included in investment earnings in the accompanying statements of operations.
The third arrangement, known as Group Annuity Separate Accounts, includes separate accounts supporting annuity contracts issued to various employers, or trusts established by such employers, in respect of those employers' pension plans. The group fixed annuity contracts obligate the Company's general account to make annuity payments if the separate account is not able to do so.
The fourth arrangement, known as Index-Linked Deferred Annuity Contract Separate Accounts, supports registered index-linked deferred annuity contracts issued by the Company.  The Company’s general account has guaranteed the amounts under the index-linked deferred annuity contracts, to the extent not covered by the assets in the separate account.

The fifth arrangement, known as Private Placement Variable Annuity Separate Accounts, supports private placement variable deferred annuity contracts issued by the Company to purchasers meeting the requirements as a qualified purchaser or an accredited investor under applicable federal securities laws.

Athene Annuity and Life Company
Notes to Financial Statements – Statutory-Basis
December 31, 2025, 2024 and 2023
(Dollars in thousands)
Contract owners bear the entire investment risk, including the risk of loss of principal for all amounts invested in the contract.

Premiums and Annuity Considerations
Revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received. These revenues are recognized when due. Benefits incurred represent the total of surrender and death benefits paid and the change in policy reserves. Premiums received and benefits paid for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income or benefits paid. Accident and health premiums are earned pro-rata over the terms of the policies.

Deferred and uncollected life insurance premiums represent annual or fractional premiums, either due and uncollected or not yet due, where policy reserves have been provided on the assumption that the full premium for the current year has been collected.
Policy Reserves and Funds on Deposit
Policy reserves for life and annuity contracts, including the group annuity contracts related to PGA, are developed using prescribed actuarial methods. Life reserves are calculated using the Net Level Premium method, Commissioner’s Reserve Valuation Method, or a modified method. Annuity reserves are calculated using the Commissioner’s Annuity Reserve Valuation Method, or for certain group fixed indexed annuities, the Commissioner's Reserve Valuation Method. The use of these reserve methods for life policies is to partially offset the effect of immediately expensing acquisition costs by providing a policy reserve increase in the first policy year, which is less than the reserve increase in renewal years. For group annuity contracts related to PGA business, the Company received approval from the Iowa Department to use an alternative methodology, under Iowa code with commissioner approval, where prudent best estimate mortality assumptions are used. Reserves meet the minimum requirements of the insurance laws and regulations of the state of domicile.
Accident and health policy reserves are calculated using statistical analyses to develop and estimate the ultimate net cost of reported and unreported losses. The reserves also include an amount for unearned premiums determined by prorating the premiums received over the terms of the policies and active-life mid-terminal reserves for individual non-cancelable and guaranteed renewable policies using the net level premium method.
The reserves related to fixed-rate investment contracts and policyowner funds left on deposit with the Company are generally equal to fund balances less applicable surrender charges.
The Company offers riders on its fixed annuities which provide for future withdrawal and death benefits. In accordance with the NAIC’s Accounting Practices and Procedures Manual, the rider should be reserved for under Actuarial Guideline 33 (AG 33). The Company requested and received approval from the Iowa Department to use an alternative methodology under the Practical Considerations section of AG 33 for policies issued prior to January 1, 2014. The reserve held for policies issued prior to January 1, 2014 is based on Actuarial Guideline 43 (AG 43), the approved alternative method for these contracts. The reserve held for policies issued January 1, 2014 and after is based on AG 33.

Athene Annuity and Life Company
Notes to Financial Statements – Statutory-Basis
December 31, 2025, 2024 and 2023
(Dollars in thousands)
The Company uses an AG 43 reserving approach for the closed individual variable annuity block and index-linked annuity business not classified as a registered indexed linked annuity (RILA). All reinsurance applicable to this business, including treaties covering guaranteed minimum accumulation benefits and guaranteed minimum death benefit features, are covered by AG 43. AG 43 prescribes an approach to calculating reserves that uses a combination of a principles-based method and a rules-based method. Reserves are recorded in aggregate as the greater of (a) a principle-based approach using a range of stochastically generated economic scenarios applied to the in force policies in aggregate and (b) a rule-based, seriatim calculation using defined assumptions and a single economic scenario. Specific attributes of the business and its management, including guarantee features, fund allocation, hedging activity and revenue sources are reflected as well.

The Company uses the formulaic Commissioners Reserve Valuation Method, a rules-based method, to value the variable universal life policies. It is a closed block of business, issued from 1985 to 2008. The Company uses Valuation Manual 21 (VM-21) for RILA and private placement variable deferred annuity contracts. VM-21 became effective January 1, 2020 for new and existing variable and RILA contracts, however Athene received approval from the Iowa Department to continue to use AG 43 for the closed variable annuity block which the Company stopped marketing in 2002. VM-21 is a principles-based reserve approach that utilizes company specific assumptions and stochastic scenarios, floored by a standard projection which uses prescribed assumptions and acts as a guardrail against potential outliers resulting from company specific assumptions.

The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the premium beyond the date of death. Reserves are recognized for surrender values in excess of reserves as legally computed.

Additional premiums are charged for policies issued on substandard lives according to underwriting classification. Mean reserves are determined by computing the regular mean reserve for the policy and holding an additional one half of the extra premium charged for the year.

Tabular interest, tabular less actual reserves released and tabular cost have been determined using the underlying policy data.
The following summarizes the mortality tables used to compute life and annuity policy reserves on a net basis:

	December 31, 2025		December 31, 2024
	Amount	Percent	Amount	Percent
Life insurance - (41 CSI, 41 CSO, 41 SSI, 58 CET, 58 CSO, 60 CSG, 61 CIET, 61 CSI, 80 CET, 80 CSO, 01 CSO, 17 CSO, AE, STD IND (2.0 - 7.5%))	$47,634	0.0%	$53,368	0.1%
Annuities - (71 IAM, 71 GAM, 83 GAM, 83 IAM, A2000, 12 IAR, VM21, 51 GAM, 83a, A2000BAS, 2012 IAR/IAR VM, 83 CARVM (1.00 - 11.25%))	110,240,030	99.7	96,225,542	99.6
Other - (0.75 - 11.25%)	328,085	0.3	322,595	0.3
Total	$110,615,749	100.0%	$96,601,505	100.0%

Contract Claim Reserves
Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the date of the balance sheets. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Athene Annuity and Life Company
Notes to Financial Statements – Statutory-Basis
December 31, 2025, 2024 and 2023
(Dollars in thousands)
Participating Business
Participating policies entitle the policyowners to receive dividends based on actual interest, mortality, morbidity, and expense experience for the related policies. These dividends are distributed to the policyowners through an annual dividend using current dividend scales, which are approved by the Company's Board of Directors. As of December 31, 2025 and 2024, 9.8% and 9.9%, respectively, of the Company's life policies were paying dividends.

The method of accounting for policyowner dividends is based upon dividends credited annually to policyowners on their policy anniversary date plus the change from the prior period on one year’s projected dividend liability on policies in force at the statement date. There was no additional income allocated to participating policyowners for the years ended December 31, 2025 and 2024.

Corporate Owned Life Insurance
The Company is the owner and beneficiary of life insurance policies which are included as admitted assets in the balance sheets at their cash surrender values pursuant to SSAP No. 21, Other Admitted Assets. As of December 31, 2025 and 2024, the cash surrender value of the policies is $2,062,897 and $1,012,862, respectively, and is allocated 100% to other invested assets based on the primary underlying investment characteristics.

Reinsurance
Reinsurance premiums and benefits, paid or provided, are accounted for on a basis consistent with those used in accounting for the policy as originally issued and with the terms of the reinsurance contracts. Gains associated with reinsurance of in force blocks of business are included in surplus and are amortized into income as earnings emerge on the business reinsured. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively. Policy liabilities and accruals are reported in the accompanying financial statements net of amounts ceded. For the Company’s modified coinsurance agreements, the profit and loss with respect to policyholder reserves and the assets supporting the reserves are reflected through the modified coinsurance adjustment ceded line in the accompanying statements of operations. The policyholder reserves are reported within the policy and contract liabilities lines and the assets supporting the reserve are reported within investment asset and liabilities lines of the accompanying balance sheets. Reinsurance recoverable are amounts due from reinsurers on benefits paid by the Company. Reinsurance receivables consist of commissions and expense allowances due and other refunds due from the reinsurer. Reinsurance payables consist of premiums and other refunds due to the reinsurer. The Company has elected to present receivables and payables from affiliated reinsurance agreements on a net basis on the balance sheets.

Federal Income Taxes
Deferred federal income taxes are calculated as defined by SSAP No. 101, Income Taxes. SSAP No. 101 establishes deferred tax assets and liabilities based on differences between statutory and tax reporting. The deferred tax assets are then subject to an admissibility test which can limit the amount of deferred tax assets that are recorded.

Accounting Changes
Effective January 1, 2025, the Company adopted the principle-based-bond definition (PBBD). This adoption clarifies that securities qualifying as issuer credit obligations fall under the scope of SSAP No. 26, Bonds, while those qualifying as asset-backed securities fall under SSAP No. 43, Asset-Backed Securities. Securities that do not meet these criteria are reported as debt securities that do not qualify as bonds, residual tranches, other invested assets, or non-admitted assets. Changes in the measurement of bonds due to the transition is reported as a change in unrealized gains (losses) and not as a change in accounting principle. The impacts of securities reclassified under the PBBD are as follows:

Athene Annuity and Life Company
Notes to Financial Statements – Statutory-Basis
December 31, 2025, 2024 and 2023
(Dollars in thousands)
•As of January 1, 2025, the aggregate book adjusted carrying value prior to adoption of PBBD for all securities reclassified from bonds to other invested assets is $1,648,522 in the general account and $229,013 in the separate accounts.

•As of January 1, 2025, the aggregate book adjusted carrying value after adoption of PBBD for securities reclassified from bonds to other invested assets that resulted in a change in measurement basis from amortized cost to lower of amortized cost or fair value is $872,113 in the general account and $127,674 in the separate accounts.

•The aggregate surplus impact for securities reclassified from bonds to other invested assets includes the difference between the book adjusted carrying value as of December 31, 2024 and the book adjusted carrying value after adoption as of January 1, 2025 for those securities that resulted in a change in measurement basis. The total surplus impact from the change in measurement basis was not material.

•Contemporaneous with the January 1, 2025 adoption of the PBBD, the Company made conforming revisions for INT 24-01: Principles-Based Bond Definition Implementation Questions and Answers, which provided further clarification on the accounting for hybrid instruments, among other topics. Pursuant to this guidance, the Company reclassified certain hybrid instruments from preferred stock to other invested assets. The corresponding impact to surplus was not material.

During 2025, the Company elected to change the valuation rate basis on certain assumed blocks of deferred annuity business from issue year to change in funds. The cumulative effect of this change as of January 1, 2025, decreased policy reserve liabilities by $83,153, and after consideration of modco reinsurance, increased surplus by $24,659, which was recorded directly to surplus in accordance with SSAP No. 3, Accounting Changes and Correction of Errors.

During 2024, the Company elected to change the valuation rate basis for in force and future deferred annuity business from issue year to change in funds. The cumulative effect of this change as of January 1, 2024, decreased policy reserve liabilities net of coinsurance by $342,623, and after consideration of modco reinsurance, increased surplus by $136,183, which was recorded directly to surplus in accordance with SSAP No. 3, Accounting Changes and Correction of Errors.

Also during 2024, the Company elected to change the formula reserve basis for in force and future funding agreements to use the single premium immediate annuity statutory valuation interest rate to value fixed interest rate funding agreements. The cumulative effect of this change as of January 1, 2024, decreased policy reserve liabilities net of coinsurance by $33,974, and after consideration of modco reinsurance, had no impact to surplus.

2.    Prescribed and Permitted Statutory Accounting Practices

The Iowa Department recognizes only statutory accounting practices prescribed and permitted by the State of Iowa for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the Iowa Insurance Law. The NAIC’s Accounting Practices and Procedures Manual has been adopted as a component of prescribed or permitted practices by the State of Iowa. The Commissioner of the Iowa Department (the Commissioner) has the right to permit other specific practices that deviate from prescribed practices.
Among the products issued by the Company are indexed universal life insurance and indexed annuities. These products allow a portion of the premium to earn interest based on certain indices, including the Standard & Poor’s 500® Composite Stock Price Index (S&P) and other bespoke indices. Call options, futures, variance swaps and total return swaps are purchased to hedge the interest credited to the

Athene Annuity and Life Company
Notes to Financial Statements – Statutory-Basis
December 31, 2025, 2024 and 2023
(Dollars in thousands)
customer as a direct result of movements in the related indices. In 2006, the Commissioner issued Bulletin 06-01, Accounting for Derivative Instruments Used to Hedge the Growth in Interest Credited for Index Products, which prescribes that an insurer may elect to recognize changes in the fair value of derivative instruments purchased to hedge indexed products in the statements of operations. The Company has elected to apply Bulletin 06-01 to its futures, variance swaps and total return swaps that are hedging fixed indexed annuities. Application of Bulletin 06-01 does not impact the Company's surplus.
In 2009, the Commissioner of the Division promulgated Iowa Administrative Code (IAC) Section 191-97, Accounting for Certain Derivative Instruments Used to Hedge the Growth in Interest Credited for Indexed Insurance Products and Accounting for the Indexed Insurance Products Reserve, which prescribes that an insurer may elect (i) to use an amortized cost method to account for certain derivative instruments, such as call options, purchased to hedge the growth in interest credited to the customer on indexed insurance products and (ii) to utilize an indexed annuity reserve calculation methodology under which call options associated with the current index interest crediting term are valued at zero. IAC Section 191-97 does not apply to products that do not guarantee a minimum interest accumulation, such as our variable and index-linked deferred annuities. The Company has elected to apply IAC Section 191-97 to its eligible over the counter (OTC) call options and reserve liabilities.

The NAIC requires annuities issued by life insurance companies on or after January 1, 2015, to use the 2012 Individual Annuity Reserving (IAR) Mortality Table. During 2015, the Commissioner promulgated IAC Section 191-43.3(5), which sets an elective alternative effective date of January 1, 2016 for adoption of the 2012 IAR Mortality Table. The Company has chosen to use the Annuity 2000 Mortality Table for annuities issued between January 1, 2015 and December 31, 2015.

For the year ended December 31, 2025, the Company received a permitted accounting practice from the Iowa Department to record its investment in Apollo Aligned Alternatives Aggregator, L.P. (AAA) as if the underlying investments held by AAA were owned directly by the Company.  The permission represents a deviation from SSAP No. 48, Joint Ventures, Partnerships and Limited Liability Companies, and requires the Company to apply look-through accounting and reporting to AAA’s investments as if the investments were owned directly by the Company.  Application of this permitted practice at January 1, 2025 reduced the Company’s carrying value of AAA by $212,312, and after applying reinsurance, reduced the Company’s capital and surplus by $8,112, which was recorded directly through surplus as a cumulative effect of change in accounting principle.  As a result of this permitted practice, the Company’s net income for the year ended December 31, 2025 decreased by $20,002 and cumulative capital and surplus as of December 31, 2025 was reduced by $262,983 prior to the application of reinsurance. After the application of reinsurance, the permitted practice increased net income for the year ended December 31, 2025 by $8,112 and had no impact on the Company’s capital and surplus.

Athene Annuity and Life Company
Notes to Financial Statements – Statutory-Basis
December 31, 2025, 2024 and 2023
(Dollars in thousands)
A reconciliation of the Company’s net income and surplus between practices prescribed or permitted by the Iowa Department and NAIC Statutory Accounting Practices (NAIC SAP) is shown below:

	Years Ended December 31,
	2025	2024	2023

Net income (loss), Iowa basis	$1,091,573	$949,491	$(78,803)
Iowa prescribed practice:
Derivative instruments Bulletin 06-01	(17,652)	1,609	(9,233)
Derivative instruments IAC 191-97	81,558	52,527	(207,841)
2015 Mortality IAC 191-43.3(5)	(716)	645	(24)
Iowa permitted practice:
AAA measurement	(8,112)	—	—
Net income (loss), NAIC statutory accounting practices	$1,146,651	$1,004,272	$(295,901)

Surplus, Iowa basis	$4,121,784	$3,899,057	$3,305,601
Iowa prescribed practice:
Derivative instruments IAC 191-97	52,276	(37,596)	2,174
2015 Mortality IAC 191-43.3(5)	(6,773)	(6,058)	(6,703)
Surplus, NAIC statutory accounting practices	$4,167,287	$3,855,403	$3,301,072

The Company owns all of the outstanding capital stock of Athene Re IV, a special purpose financial captive life insurance company domiciled in the State of Vermont. Athene Re IV, with the explicit permission of the Commissioner of the Vermont Department of Financial Regulation of the State of Vermont, has included as an admitted asset a letter of credit serving as collateral for reinsurance credit taken by the Company in connection with reinsurance agreements entered into between Athene Re IV and the Company. Under NAIC SAP, the letter of credit would not otherwise be treated as an admitted asset.
There is no difference in Athene Re IV's net income between NAIC statutory accounting practices and practices prescribed or permitted by the Vermont Department for the year ended December 31, 2025, 2024 or 2023.

A reconciliation of Athene Re IV’s surplus between practices prescribed and permitted by the State of Vermont and NAIC SAP is shown below:

	Years Ended December 31,
	2025	2024	2023

Surplus, Vermont basis	$41,517	$42,097	$42,815
Vermont permitted practice:
Letter of credit	(76,004)	(86,109)	(96,314)
Surplus, NAIC statutory accounting practices	$(34,487)	$(44,012)	$(53,499)
If Athene Re IV had not been permitted to include the letter of credit in surplus, its risk-based capital would have been below Mandatory Control Level.

Athene Annuity and Life Company
Notes to Financial Statements – Statutory-Basis
December 31, 2025, 2024 and 2023
(Dollars in thousands)
The Company carries its investment in Athene Re IV at Athene Re IV’s capital and surplus of $41,517. If Athene Re IV had not been permitted to include the letter of credit in surplus, Athene Re IV’s capital and surplus would be negative and the Company would have carried its investment in Athene Re IV at $0.

3.    Correction of Prior Period Errors

During 2025, the Company discovered an error which resulted in a $9,252 understatement of asset valuation reserve (AVR) and a corresponding overstatement of surplus in the prior period financial statements. The Company also discovered an error in 2025 which resulted in a $64,047 understatement of annuity contract reserve liabilities and a $51,238 understatement of reserves ceded under modco reinsurance, resulting in a $12,809 overstatement of surplus in the prior period financial statements. In accordance with SSAP No. 3, Accounting Changes and Correction of Errors, these corrections were recorded directly to surplus.

Also during 2025, the Company discovered an error which resulted in a $13,428 overstatement of commissions and expense allowances on reinsurance ceded in the separate account prior period financial statements. In accordance with SSAP No. 3, the correction was recorded directly to surplus in the separate account and is included within the other changes in surplus in separate accounts statement line of the statements of changes in capital and surplus in these financial statements.

The net impact of these 2025 corrections decreased surplus on the general account by a total of $35,490, representing 0.9% of ending capital and surplus as of both December 31, 2025 and 2024.

During 2024, the Company discovered an error which resulted in a $59,214 understatement of commissions and expense allowances on reinsurance ceded and a $12,435 understatement of federal income tax payable in the prior period financial statements. In accordance with SSAP No. 3, these corrections were recorded directly to surplus.

The Company also discovered an error in 2024 in the tax reserves which resulted in a $54,361 understatement of federal income tax payable, and a $3,569 understatement of net deferred income tax asset in the prior period financial statements. In accordance with SSAP No. 3, the federal income tax expense correction was recorded directly to surplus.

The net impact of both of these 2024 corrections decreased surplus by a total of $4,013, representing 0.1% of ending capital and surplus as of both December 31, 2024 and 2023.

During 2023, the Company discovered an error in the tax reserves which resulted in a $70,481 understatement of federal income tax payable and a $12,556 understatement of admitted net deferred income tax asset in the prior period financial statements. In accordance with SSAP No. 3, the current tax expense correction was recorded directly to surplus. The net impact of the corrections decreased surplus by $57,925, representing 1.8% of ending capital and surplus as of December 31, 2023.

Athene Annuity and Life Company
Notes to Financial Statements – Statutory-Basis
December 31, 2025, 2024 and 2023
(Dollars in thousands)
4.    Investments

The carrying value and estimated fair value of investments principally held at amortized cost are summarized as follows:

		Gross	Gross
	Carrying	Unrealized	Unrealized	Fair
	Value	Gains	Losses	Value
December 31, 2025
Issuer credit obligations
U.S. government obligations	$14,783,433	$109,352	$643,540	$14,249,245
Non-U.S. sovereign jurisdiction securities	640,533	7,857	122,104	526,286
Municipal bonds - general obligations (direct & guaranteed)	34,712	338	1,411	33,639
Municipal bonds - special revenue	343,244	8,216	35,412	316,048
Project finance bonds issued by operating entities	5,634,436	35,111	30,927	5,638,620
Corporate bonds	40,883,031	553,167	2,430,824	39,005,374
Mandatory convertible bonds	20,659	6,884	—	27,543
Single entity backed obligations	8,711,535	271,125	268,271	8,714,389
Bonds issued by funds representing operating entities	11,834,873	167,409	135,970	11,866,312
Bank loans - issued	1,058,120	4,232	940	1,061,412
Bank loans - acquired	1,443,904	1,127	12,299	1,432,732
Total issuer credit obligations	85,388,480	1,164,818	3,681,698	82,871,600
Asset-backed securities
Financial asset-backed securities - self-liquidating	58,721,405	513,341	744,039	58,490,707
Financial asset-backed securities - not self-liquidating	10,088,798	636	34,650	10,054,784
Non-financial asset-backed securities	4,653,712	49,799	63,090	4,640,421
Total asset-backed securities	73,463,915	563,776	841,779	73,185,912
Total bonds	$158,852,395	$1,728,594	$4,523,477	$156,057,512
Short-term investments	$18,569	$13	$—	$18,581
Cash equivalents	$7,283,525	$—	$—	$7,283,525

Athene Annuity and Life Company
Notes to Financial Statements – Statutory-Basis
December 31, 2025, 2024 and 2023
(Dollars in thousands)

		Gross	Gross
	Carrying	Unrealized	Unrealized	Fair
	Value	Gains	Losses	Value
December 31, 2024
Bonds
U.S. governments	$5,691,898	$7,834	$723,050	$4,976,682
All other governments	534,630	11	148,354	386,287
U.S. states, territories and possessions, etc. guaranteed	26,984	—	2,842	24,143
U.S. political subdivisions of states, territories, and possessions, guaranteed	36,508	84	703	35,888
U.S. special revenue and special assessment obligations, etc. non-guaranteed	1,245,585	27,818	51,540	1,221,863
Industrial and miscellaneous	92,650,264	778,284	4,605,296	88,823,251
Hybrid securities	300,009	9,195	3,090	306,115
Parent, subsidiaries and affiliates	29,239,015	111,592	454,347	28,896,260
Unaffiliated bank loans	1,237,549	4,437	27,333	1,214,653
Total bonds	$130,962,442	$939,255	$6,016,555	$125,885,142
Short-term investments	$1,017,411	$530	$74	$1,017,867
Cash equivalents	$6,831,570	$119	$—	$6,831,688

A summary of the carrying value and fair value of the Company’s investments in bonds at December 31, 2025, by contractual maturity, is as follows:

	Carrying
	Value	Fair Value
Due in one year or less	$1,548,741	$1,547,325
Due after one year through five years	19,176,805	19,380,243
Due after five years through ten years	16,049,469	15,930,852
Due after ten years	48,613,466	46,013,180
Asset-backed securities	73,463,914	73,185,912
Total	$158,852,395	$156,057,512

The actual maturities may differ from the contractual maturities in the foregoing table because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

Athene Annuity and Life Company
Notes to Financial Statements – Statutory-Basis
December 31, 2025, 2024 and 2023
(Dollars in thousands)
The following tables show unrecognized gross unrealized losses and fair value for investments which other-than-temporary declines in value have not been recognized in the current period, aggregated by investment category and length of time the individual securities have been in a continuous unrealized loss position:

	Less than		Twelve Months
	Twelve Months		or More		Total
		Gross		Gross		Gross
		Unrealized		Unrealized		Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
December 31, 2025
Issuer credit obligations
U.S. government obligations	$5,642,735	$88,171	$2,137,107	$555,369	$7,779,842	$643,540
Non-U.S. sovereign jurisdiction securities	11,224	103	354,176	122,001	365,400	122,104
Municipal bonds - general obligations (direct & guaranteed)	344	—	8,184	1,411	8,528	1,411
Municipal bonds - special revenue	2,509	56	196,781	35,356	199,290	35,412
Project finance bonds issued by operating entities	2,015,564	12,561	103,305	18,366	2,118,869	30,927
Corporate bonds	6,497,315	112,087	14,050,543	2,318,737	20,547,858	2,430,824
Single entity backed obligations	120,994	655	2,625,955	267,616	2,746,949	268,271
Bonds issued by funds representing operating entities	464,869	2,765	1,244,623	133,205	1,709,492	135,970
Bank loans - issued	462,228	614	43,133	326	505,361	940
Bank loans - acquired	394,736	3,353	364,049	8,946	758,785	12,299
Total issuer credit obligations	15,612,518	220,365	21,127,856	3,461,333	36,740,374	3,681,698
Asset-backed securities
Financial asset-backed securities - self-liquidating	18,315,119	178,848	7,763,652	565,191	26,078,771	744,039
Financial asset-backed securities - not self-liquidating	2,773,766	30,046	627,056	4,604	3,400,822	34,650
Non-financial asset-backed securities	275,048	1,685	1,258,208	61,405	1,533,256	63,090
Total asset-backed securities	21,363,933	210,579	9,648,916	631,200	31,012,849	841,779
Total bonds	$36,976,451	$430,944	$30,776,772	$4,092,533	$67,753,223	$4,523,477
Preferred stocks	$—	$—	$709,957	$398	$709,957	$398
Debt securities that do not qualify as bonds	$733,012	$31,747	$—	$—	$733,012	$31,747
Total	$37,709,463	$462,691	$31,486,729	$4,092,931	$69,196,192	$4,555,622

Athene Annuity and Life Company
Notes to Financial Statements – Statutory-Basis
December 31, 2025, 2024 and 2023
(Dollars in thousands)

	Less than		Twelve Months
	Twelve Months		or More		Total
		Gross		Gross		Gross
		Unrealized		Unrealized		Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
December 31, 2024
Bonds
U.S. governments	$2,709,698	$110,760	$1,629,049	$612,290	$4,338,747	$723,050
All other governments	52,041	4,528	333,542	143,826	385,583	148,354
U.S. states, territories and possessions, etc. guaranteed	—	—	24,143	2,842	24,143	2,842
U.S. political subdivisions of states, territories, and possessions, guaranteed	23,595	284	3,210	419	26,805	703
U.S. special revenue and special assessment obligations, etc. non-guaranteed	455,333	12,486	187,382	39,054	642,715	51,540
Industrial and miscellaneous	19,320,939	494,895	26,731,924	4,110,401	46,052,863	4,605,296
Hybrid securities	12,071	49	33,384	3,041	45,455	3,090
Parent, subsidiaries, and affiliates	10,345,774	142,588	4,098,655	311,759	14,444,429	454,347
Unaffiliated bank loans	371,017	660	203,298	26,673	574,315	27,333
Total bonds	$33,290,468	$766,250	$33,244,587	$5,250,305	$66,535,055	$6,016,555
Preferred stocks	$64,995	$1	$709,950	$405	$774,945	$406
Short-term investments	$116,275	$74	$—	$—	$116,275	$74
Total	$33,471,738	$766,325	$33,954,537	$5,250,710	$67,426,275	$6,017,035

Included in the above tables are 4,346 securities from 2,038 issuers at December 31, 2025 and 5,187 securities from 2,166 issuers at December 31, 2024. The unrealized losses on corporate securities come primarily from the Consumer Non-cyclical, Electric, Energy, Consumer Cyclical, and Communications sectors. The unrealized losses are primarily attributable to changes in market interest rates since acquisition. Unrealized losses were not recognized in income as the Company intends to hold these securities and it is not more likely than not that the Company will be required to sell a security before the recovery of its amortized cost.

The following table shows unrecognized gross unrealized losses and fair value on asset-backed securities and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2024. These asset-backed securities were included within the bonds lines of the above table for 2024.

	Less than		Twelve Months
	Twelve Months		or More		Total
		Gross		Gross		Gross
		Unrealized		Unrealized		Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
Asset-backed securities	$16,658,621	$261,954	$12,560,446	$1,172,029	$29,219,067	$1,433,983

The evaluation of OTTI for the Company’s investments considered the factors discussed in Note 1.

Athene Annuity and Life Company
Notes to Financial Statements – Statutory-Basis
December 31, 2025, 2024 and 2023
(Dollars in thousands)
The Company recognized OTTI on asset-backed securities due to the intent to sell or inability or lack of intent to retain the investment for a period of time sufficient to recover the amortized cost basis as follows:

	Year Ended December 31,	Year Ended December 31,	Year Ended December 31,
	2025	2024	2023
Amortized cost basis prior to OTTI	$1,766	$—	$31,140
Less: OTTI recognized	224	—	3,400
Fair value and amortized cost after OTTI	$1,542	$—	$27,740

OTTI was recognized on the following asset-backed securities in 2025 due to the present value of the cash flows expected to be collected being less than the amortized cost basis:

		Amortized	OTTI	Fair Value	Amortized
	Date of	Cost Prior	Recognized	at Time	Cost After
Security	Impairment	to OTTI	in Earnings	of OTTI	OTTI
05532VBB2	3/31/2025	$352	$7	$193	$345
05543DBQ6	3/31/2025	4,323	46	4,109	4,277
05952FAG8	3/31/2025	1,828	25	1,654	1,803
12668AQ24	3/31/2025	3,088	28	3,060	3,060
12668BMY6	3/31/2025	1,430	2	1,346	1,428
126694G93	3/31/2025	552	25	506	527
126694JH2	3/31/2025	153	4	98	149
362334MH4	3/31/2025	1,355	1	1,319	1,354
362341FN4	3/31/2025	1,526	54	1,455	1,472
38375UFL9	3/31/2025	142	4	100	138
38375UPB0	3/31/2025	313	11	223	302
38375UTQ3	3/31/2025	164	—	112	164
38375UUT5	3/31/2025	780	78	516	702
38376R2Y1	3/31/2025	1,139	6	791	1,133
38376RAR7	3/31/2025	406	3	273	403
38376RBL9	3/31/2025	106	3	73	103
38376RHQ2	3/31/2025	207	4	147	203
38376RQH2	3/31/2025	597	22	427	575
38376RWU6	3/31/2025	932	1	629	931
38380LC92	3/31/2025	174	1	116	173
41161PVJ9	3/31/2025	5,413	36	5,022	5,377
466247JW4	3/31/2025	2,445	13	2,346	2,432
466247UG6	3/31/2025	459	80	373	379
46630KAC0	3/31/2025	1,842	11	1,718	1,831
62951MAY6	3/31/2025	2,613	18	2,365	2,595
761118QM3	3/31/2025	6,572	234	6,104	6,338
86361XAA7	3/31/2025	7,451	354	7,089	7,097
91863*AB1	3/31/2025	14,458	5,689	2,828	8,769
G0445QAA6	3/31/2025	1,440	32	1,420	1,408
00212JBN1	6/30/2025	9,543	42	8,891	9,501
05533WBF0	6/30/2025	3,651	1	3,347	3,650
05952FAG8	6/30/2025	1,769	23	1,644	1,746
05952FAL7	6/30/2025	826	9	772	817

Athene Annuity and Life Company
Notes to Financial Statements – Statutory-Basis
December 31, 2025, 2024 and 2023
(Dollars in thousands)

		Amortized	OTTI	Fair Value	Amortized
	Date of	Cost Prior	Recognized	at Time	Cost After
Security	Impairment	to OTTI	in Earnings	of OTTI	OTTI
12489WGD0	6/30/2025	925	42	882	883
12667F5W1	6/30/2025	1,709	11	1,693	1,698
12667GDA8	6/30/2025	3,374	17	3,326	3,357
12668BTG8	6/30/2025	353	9	335	344
225458Y28	6/30/2025	149	1	134	148
251510HW6	6/30/2025	300	1	283	299
36185MBJ0	6/30/2025	4,722	11	4,579	4,711
36185NQ94	6/30/2025	99	3	68	96
3622MWAS2	6/30/2025	363	2	351	361
3622N6AA7	6/30/2025	1,406	4	1,247	1,402
362341WZ8	6/30/2025	50	3	47	47
38375BMU3	6/30/2025	106	6	84	100
38375UEE6	6/30/2025	248	3	164	245
38375ULF5	6/30/2025	475	25	320	450
38375UQG8	6/30/2025	525	23	363	502
38375UTQ3	6/30/2025	132	3	91	129
38375UXF2	6/30/2025	134	2	109	132
38376R2Y1	6/30/2025	1,002	50	708	952
38376R5B8	6/30/2025	294	10	195	284
38376RAR7	6/30/2025	353	1	238	352
38376RHQ2	6/30/2025	171	5	115	166
38376RSY3	6/30/2025	382	20	256	362
38376RWU6	6/30/2025	866	57	565	809
38376RWW2	6/30/2025	619	10	424	609
38378U8F7	6/30/2025	272	10	171	262
41161PVJ9	6/30/2025	5,258	35	4,950	5,223
41164LAB5	6/30/2025	789	4	767	785
45660L4W6	6/30/2025	2,783	11	2,772	2,772
45661EGH1	6/30/2025	815	2	744	813
466247UG6	6/30/2025	415	43	372	372
55275BAA5	6/30/2025	1,229	2	1,213	1,227
59025GAA9	6/30/2025	522	1	518	521
59025QAC3	6/30/2025	323	18	229	305
61748HVH1	6/30/2025	684	11	659	673
61748JAE7	6/30/2025	907	27	874	880
61749WAT4	6/30/2025	365	1	344	364
61755GAM5	6/30/2025	166	—	138	166
61755GBF9	6/30/2025	1,218	—	1,027	1,218
61915YAE1	6/30/2025	2,130	44	2,076	2,086
62951MAY6	6/30/2025	2,529	17	2,315	2,512
62951MAZ3	6/30/2025	800	11	765	789
649603AP2	6/30/2025	212	7	196	205
65536XAN3	6/30/2025	678	9	568	669
68403KAD7	6/30/2025	236	1	232	235
75114HAD9	6/30/2025	12,555	550	11,863	12,005
761118EN4	6/30/2025	191	—	183	191
863579RT7	6/30/2025	1,114	3	1,110	1,111
86359DRS8	6/30/2025	4,175	19	4,156	4,156

Athene Annuity and Life Company
Notes to Financial Statements – Statutory-Basis
December 31, 2025, 2024 and 2023
(Dollars in thousands)

		Amortized	OTTI	Fair Value	Amortized
	Date of	Cost Prior	Recognized	at Time	Cost After
Security	Impairment	to OTTI	in Earnings	of OTTI	OTTI
86361XAA7	6/30/2025	7,160	158	7,001	7,002
872227AE3	6/30/2025	1,129	3	1,126	1,126
91863*AA3	6/30/2025	85,089	30,495	37,449	54,594
91863*AB1	6/30/2025	7,907	7,790	117	117
949789AA9	6/30/2025	1,033	7	1,018	1,026
94986KAA4	6/30/2025	443	5	431	438
G0445QAA6	6/30/2025	1,448	12	507	1,436
05532VBB2	9/30/2025	208	29	105	179
12667GDA8	9/30/2025	3,324	36	3,288	3,288
12668BZB2	9/30/2025	2,200	69	2,130	2,131
126694G93	9/30/2025	466	21	434	445
32051GYL3	9/30/2025	816	22	770	794
36185MBJ0	9/30/2025	4,687	327	4,201	4,360
36185MEV0	9/30/2025	4,047	5	3,308	4,042
362334MH4	9/30/2025	2,582	20	2,462	2,562
38375BKM3	9/30/2025	200	8	133	192
38375UBG4	9/30/2025	164	7	124	157
38375UEE6	9/30/2025	218	14	156	204
38375UFL9	9/30/2025	114	5	92	109
38375UQG8	9/30/2025	461	25	311	436
38375UTN0	9/30/2025	365	51	213	314
38375UXA3	9/30/2025	171	3	119	168
38375UZG8	9/30/2025	215	—	148	215
38375UZL7	9/30/2025	120	5	89	115
38376R3Q7	9/30/2025	252	—	173	252
38376R5B8	9/30/2025	248	2	168	246
38376RAR7	9/30/2025	327	2	221	325
38376RDA1	9/30/2025	402	1	266	401
38376RDN3	9/30/2025	670	31	463	639
38376RFS0	9/30/2025	521	7	372	514
38376RJQ0	9/30/2025	409	1	295	408
38376RMF0	9/30/2025	248	15	227	233
38376RQH2	9/30/2025	413	9	308	404
38376RSY3	9/30/2025	326	22	221	304
38376RT55	9/30/2025	182	8	116	174
38376RWU6	9/30/2025	711	11	499	700
38376RWW2	9/30/2025	543	26	366	517
38376RZ66	9/30/2025	225	15	141	210
38378U8F7	9/30/2025	242	17	139	225
38380LC92	9/30/2025	138	4	89	134
41164LAB5	9/30/2025	772	14	754	758
45660L4E6	9/30/2025	1,377	10	1,153	1,367
45660LMX4	9/30/2025	4,869	128	4,741	4,741
45668LAA9	9/30/2025	2,886	33	2,453	2,853
46628TAD3	9/30/2025	7,591	67	7,524	7,524
46628TAE1	9/30/2025	8,031	52	7,979	7,979
59025QAC3	9/30/2025	351	53	210	298
61748HYQ8	9/30/2025	7,487	190	7,297	7,297

Athene Annuity and Life Company
Notes to Financial Statements – Statutory-Basis
December 31, 2025, 2024 and 2023
(Dollars in thousands)

		Amortized	OTTI	Fair Value	Amortized
	Date of	Cost Prior	Recognized	at Time	Cost After
Security	Impairment	to OTTI	in Earnings	of OTTI	OTTI
61748JAE7	9/30/2025	857	7	850	850
61766LAE9	9/30/2025	2,381	36	1,219	2,345
62951MAY6	9/30/2025	2,456	17	2,255	2,439
761118QM3	9/30/2025	6,094	69	5,749	6,025
78473WAC7	9/30/2025	969	19	934	950
87244BAA6	9/30/2025	6,618	1,808	4,382	4,810
91863*AA3	9/30/2025	53,810	17,285	25,147	36,525
91863*AB1	9/30/2025	79	31	48	48
408203AL1	9/30/2025	101,287	16,043	45,970	85,244
BAN0VUVR8	9/30/2025	7,044	985	4,549	6,059
004421YB3	12/31/2025	415	94	321	321
05532VBB2	12/31/2025	173	35	106	138
05533WBF0	12/31/2025	3,507	33	3,220	3,474
073881AD6	12/31/2025	3,395	28	3,257	3,367
1248MBAF2	12/31/2025	8,364	106	7,375	8,258
12639MFA8	12/31/2025	1,293	19	1,274	1,274
12645VAC1	12/31/2025	2,048	52	1,773	1,996
12669GK67	12/31/2025	450	23	389	427
16165LAF7	12/31/2025	18,967	105	16,457	18,862
32051GYL3	12/31/2025	765	24	741	741
36185MEV0	12/31/2025	3,991	24	3,270	3,967
362341LL1	12/31/2025	1,771	21	1,734	1,750
362341WE5	12/31/2025	501	38	435	463
38375ULF5	12/31/2025	382	56	228	326
38375UPB0	12/31/2025	186	22	119	164
38375UQG8	12/31/2025	390	32	281	358
38375UQJ2	12/31/2025	129	15	78	114
38375UTN0	12/31/2025	276	35	180	241
38375UUT5	12/31/2025	364	3	256	361
38376RFS0	12/31/2025	440	8	324	432
38376RHQ2	12/31/2025	120	1	81	119
38376RSY3	12/31/2025	270	16	194	254
38376RTF3	12/31/2025	173	3	115	170
38376RVB9	12/31/2025	255	2	170	253
38378U8F7	12/31/2025	214	29	119	185
41161PTN3	12/31/2025	489	7	474	482
41164LAB5	12/31/2025	11,785	143	11,642	11,642
45660L4E6	12/31/2025	1,352	24	1,132	1,328
45660LT25	12/31/2025	845	40	691	805
466247JW4	12/31/2025	2,346	19	2,255	2,327
59025QAC3	12/31/2025	336	139	188	197
61748HQW4	12/31/2025	5,388	160	5,122	5,228
61748HUF6	12/31/2025	6,667	83	6,584	6,584
61748HYQ8	12/31/2025	6,972	94	6,879	6,878
61756XAG0	12/31/2025	5,011	24	4,469	4,987
61915YAE1	12/31/2025	2,106	70	2,004	2,036
62951MAY6	12/31/2025	4,245	38	4,013	4,207
62951MAZ3	12/31/2025	742	24	704	718

Athene Annuity and Life Company
Notes to Financial Statements – Statutory-Basis
December 31, 2025, 2024 and 2023
(Dollars in thousands)

		Amortized	OTTI	Fair Value	Amortized
	Date of	Cost Prior	Recognized	at Time	Cost After
Security	Impairment	to OTTI	in Earnings	of OTTI	OTTI
65536XAN3	12/31/2025	660	89	571	571
749691C41	12/31/2025	2,321	82	2,238	2,239
749691F71	12/31/2025	2,472	70	2,402	2,402
761118DN5	12/31/2025	1,184	16	1,136	1,168
761118QM3	12/31/2025	5,833	279	5,554	5,554
76114BAB4	12/31/2025	1,725	9	1,548	1,716
81743QAG9	12/31/2025	1,177	24	1,153	1,153
81743QAJ3	12/31/2025	3,440	3	3,310	3,437
86358LAA8	12/31/2025	187	45	141	142
86361PAN6	12/31/2025	3,693	67	3,617	3,626
86361XAA7	12/31/2025	7,027	376	6,651	6,651
878048AL1	12/31/2025	626	105	484	521
881561F33	12/31/2025	1,275	44	1,211	1,231
91863*AA3	12/31/2025	36,414	16,817	14,531	19,597
91863*AB1	12/31/2025	39	38	44	1
95000TBA3	12/31/2025	2,337	580	1,758	1,757
G0445QAA6	12/31/2025	1,267	725	543	542
			$105,205
OTTI was recognized on the following asset-backed securities in 2024 due to the present value of the cash flows expected to be collected being less than the amortized cost basis:

		Amortized	OTTI	Fair Value	Amortized
	Date of	Cost Prior	Recognized	at Time	Cost After
Security	Impairment	to OTTI	in Earnings	of OTTI	OTTI
05529DAA0	3/31/2024	$5,943	$43	$5,901	$5,900
07386HUL3	3/31/2024	734	108	626	626
12543WAA6	3/31/2024	1,215	28	1,059	1,187
12566QAE3	3/31/2024	414	24	384	390
12566QAG8	3/31/2024	388	23	361	366
12566RAD3	3/31/2024	1,260	106	1,154	1,154
12566WAM2	3/31/2024	227	38	189	189
12641TAS5	3/31/2024	4,459	382	3,983	4,077
12641TCC8	3/31/2024	3,042	142	2,521	2,900
12668A5X9	3/31/2024	4,938	81	4,768	4,857
16165TAH6	3/31/2024	1,073	259	814	814
17307GY51	3/31/2024	4,581	73	4,509	4,508
17309KAK3	3/31/2024	3,057	82	2,975	2,975
17309VAA1	3/31/2024	1,072	56	970	1,016
173105AH0	3/31/2024	815	42	758	773
36185MBJ0	3/31/2024	5,075	212	4,757	4,863
36185MEV0	3/31/2024	4,476	8	3,538	4,468
38375ULF5	3/31/2024	904	2	628	902
38375UQG8	3/31/2024	995	30	654	965
38375UTN0	3/31/2024	716	30	502	686
38375UWN6	3/31/2024	798	22	543	776
38375UWQ9	3/31/2024	1,138	73	747	1,065
38375UXF2	3/31/2024	213	4	179	209

Athene Annuity and Life Company
Notes to Financial Statements – Statutory-Basis
December 31, 2025, 2024 and 2023
(Dollars in thousands)

		Amortized	OTTI	Fair Value	Amortized
	Date of	Cost Prior	Recognized	at Time	Cost After
Security	Impairment	to OTTI	in Earnings	of OTTI	OTTI
38375UZL7	3/31/2024	166	1	115	165
38376R2Y1	3/31/2024	1,857	5	1,196	1,852
38376RAA4	3/31/2024	1,443	90	919	1,353
38376RDS2	3/31/2024	1,416	28	1,025	1,388
38376RHQ2	3/31/2024	292	7	206	285
38376RK88	3/31/2024	443	21	297	422
38376RLK0	3/31/2024	1,123	23	795	1,100
38376RLS3	3/31/2024	239	6	165	233
38376RMF0	3/31/2024	758	222	536	536
38376RNG7	3/31/2024	296	5	207	291
38376RNN2	3/31/2024	512	8	346	504
38376RNY8	3/31/2024	942	25	634	917
38376RQF6	3/31/2024	1,991	30	1,398	1,961
38376RQH2	3/31/2024	1,068	19	739	1,049
38376RRP3	3/31/2024	1,043	2	716	1,041
38376RSA5	3/31/2024	1,165	2	750	1,163
38376RTF3	3/31/2024	478	19	310	459
38376RWU6	3/31/2024	1,440	28	972	1,412
38376RZ66	3/31/2024	464	21	296	443
38380LC92	3/31/2024	281	10	171	271
45660L4E6	3/31/2024	1,505	4	1,252	1,501
61761PAG0	3/31/2024	3,293	16	2,993	3,277
65540AAB3	3/31/2024	5,376	25	5,086	5,351
86361XAA7	3/31/2024	7,013	156	6,849	6,857
872227AE3	3/31/2024	2,267	58	1,894	2,209
87222PAB9	3/31/2024	2,579	67	2,495	2,512
91863*AB1	3/31/2024	28,697	511	17,995	28,186
026933AA9	6/30/2024	3,824	327	3,416	3,497
05490AAG8	6/30/2024	8,845	8,845	—	—
12667GDA8	6/30/2024	3,975	16	3,827	3,959
16678RFC6	6/30/2024	2,417	288	1,810	2,129
251510GR8	6/30/2024	963	153	809	810
251510LF8	6/30/2024	664	22	642	642
38375BKW1	6/30/2024	106	38	50	68
38375BQY1	6/30/2024	111	29	66	82
38375UFR6	6/30/2024	222	24	126	198
38375ULF5	6/30/2024	818	25	554	793
38375UMZ0	6/30/2024	424	31	282	393
38375UPY0	6/30/2024	1,170	37	858	1,133
38375UUT5	6/30/2024	1,169	35	824	1,134
38375UXF2	6/30/2024	197	3	168	194
38375UZG8	6/30/2024	421	13	296	408
38376R2Y1	6/30/2024	1,708	93	1,079	1,615
38376R3Q7	6/30/2024	451	12	312	439
38376R5B8	6/30/2024	483	38	295	445
38376RAR7	6/30/2024	544	42	344	502
38376RBN5	6/30/2024	504	30	348	474
38376RDA1	6/30/2024	762	55	480	707

Athene Annuity and Life Company
Notes to Financial Statements – Statutory-Basis
December 31, 2025, 2024 and 2023
(Dollars in thousands)

		Amortized	OTTI	Fair Value	Amortized
	Date of	Cost Prior	Recognized	at Time	Cost After
Security	Impairment	to OTTI	in Earnings	of OTTI	OTTI
38376RDN3	6/30/2024	1,395	76	995	1,319
38376RDS2	6/30/2024	1,197	13	893	1,184
38376RDZ6	6/30/2024	501	6	354	495
38376RFS0	6/30/2024	1,007	21	713	986
38376RJQ0	6/30/2024	934	39	662	895
38376RLK0	6/30/2024	943	34	669	909
38376RLS3	6/30/2024	220	6	161	214
38376RN51	6/30/2024	320	34	217	286
38376RNN2	6/30/2024	435	8	298	427
38376RRC2	6/30/2024	1,281	58	854	1,223
38376RRP3	6/30/2024	917	10	625	907
38376RSA5	6/30/2024	1,067	60	681	1,007
38376RSY3	6/30/2024	616	19	420	597
38376RT55	6/30/2024	336	15	221	321
38376RUM6	6/30/2024	1,339	51	915	1,288
38376RWW2	6/30/2024	1,095	47	719	1,048
38378U8F7	6/30/2024	510	27	338	483
38380LC92	6/30/2024	241	3	152	238
466247UG6	6/30/2024	438	63	375	375
46631JAA6	6/30/2024	3,557	16	2,885	3,541
61748HQW4	6/30/2024	6,648	169	6,008	6,479
61749LAF8	6/30/2024	670	111	556	559
61762UCH4	6/30/2024	6,774	77	6,480	6,697
75114NAA2	6/30/2024	7,049	13	7,036	7,036
75114NAC8	6/30/2024	3,744	18	3,726	3,726
751150AA1	6/30/2024	13,092	796	11,721	12,296
91863*AB1	6/30/2024	28,259	6,974	14,297	21,285
95000TBC9	6/30/2024	655	109	438	546
BAN0VUVR8	6/30/2024	13,880	4,686	7,480	9,194
BAN0VUVS6	6/30/2024	5,803	3,235	2,184	2,568
02147UAA1	9/30/2024	978	19	942	959
05531XAG9	9/30/2024	4,014	38	3,338	3,976
05532GAF7	9/30/2024	2,164	9	2,140	2,155
07386HUL3	9/30/2024	920	81	839	839
12641TAS5	9/30/2024	3,901	50	3,851	3,851
12641TCC8	9/30/2024	2,802	177	2,456	2,625
126694MU9	9/30/2024	1,491	12	1,232	1,479
16678RFC6	9/30/2024	2,308	243	1,847	2,065
17324KAA6	9/30/2024	4,146	845	3,301	3,301
362611BR5	9/30/2024	1,237	7	1,175	1,230
38375B3G5	9/30/2024	290	2	223	288
38375BGQ9	9/30/2024	106	12	76	94
38376RAR7	9/30/2024	499	7	359	492
38376RBL9	9/30/2024	157	6	111	151
38376RBZ8	9/30/2024	130	23	104	107
38376RWU6	9/30/2024	1,248	55	845	1,193
38377EX74	9/30/2024	95	16	78	79
41161PK44	9/30/2024	4,382	42	4,034	4,340

Athene Annuity and Life Company
Notes to Financial Statements – Statutory-Basis
December 31, 2025, 2024 and 2023
(Dollars in thousands)

		Amortized	OTTI	Fair Value	Amortized
	Date of	Cost Prior	Recognized	at Time	Cost After
Security	Impairment	to OTTI	in Earnings	of OTTI	OTTI
466247QP1	9/30/2024	1,587	1	1,519	1,586
466247UG6	9/30/2024	407	23	385	384
46631JAA6	9/30/2024	3,523	17	2,978	3,506
46631NAT6	9/30/2024	2,456	88	2,329	2,368
61748HWT4	9/30/2024	1,753	28	1,621	1,725
61763GEQ2	9/30/2024	14,307	69	13,754	14,238
81744LAN4	9/30/2024	1,409	4	1,304	1,405
86212VAE4	9/30/2024	16,640	25	16,116	16,615
86361XAA7	9/30/2024	7,665	217	7,448	7,448
87244BAA6	9/30/2024	9,579	3,173	3,815	6,406
91863*AB1	9/30/2024	21,315	5,933	9,992	15,382
93935HAJ6	9/30/2024	2,492	6	2,307	2,486
G0445QAA6	9/30/2024	3,470	869	2,056	2,601
00192JAE6	12/31/2024	1,640	15	1,570	1,625
00442BAD3	12/31/2024	1,190	25	1,123	1,165
00442BAE1	12/31/2024	2,700	56	2,592	2,644
00443KAD2	12/31/2024	2,046	97	1,945	1,949
00443LAA6	12/31/2024	1,008	14	977	994
007036PG5	12/31/2024	462	32	406	430
026933AA9	12/31/2024	3,437	346	3,092	3,091
05532VBB2	12/31/2024	449	83	230	366
05952FAG8	12/31/2024	1,867	9	1,679	1,858
07400NAH3	12/31/2024	118	44	13	74
12464YAA7	12/31/2024	1,661	28	1,567	1,633
12464YAB5	12/31/2024	1,338	23	1,275	1,315
12465MAA2	12/31/2024	1,039	22	959	1,017
12667F5W1	12/31/2024	1,844	40	1,803	1,804
12667GDA8	12/31/2024	3,602	11	3,591	3,591
126694JG4	12/31/2024	1,951	15	1,896	1,936
16678RFC6	12/31/2024	2,104	191	1,885	1,913
17324KAC2	12/31/2024	1,181	644	537	537
32051GYL3	12/31/2024	898	15	883	883
36185MBJ0	12/31/2024	4,840	36	4,641	4,804
36245RAA7	12/31/2024	1,454	42	1,369	1,412
36245RAB5	12/31/2024	845	23	787	822
38375B3G5	12/31/2024	266	5	188	261
38375BGQ9	12/31/2024	99	36	62	63
38375BKM3	12/31/2024	258	4	202	254
38375BLM2	12/31/2024	104	35	69	69
38375BSB9	12/31/2024	107	39	67	68
38375UEE6	12/31/2024	349	21	194	328
38375UFR6	12/31/2024	168	5	107	163
38375ULD0	12/31/2024	102	29	73	73
38375UQG8	12/31/2024	692	7	452	685
38375UQJ2	12/31/2024	218	20	159	198
38375UQL7	12/31/2024	109	41	67	68
38375UTN0	12/31/2024	484	14	334	470
38375UTQ3	12/31/2024	202	8	137	194

Athene Annuity and Life Company
Notes to Financial Statements – Statutory-Basis
December 31, 2025, 2024 and 2023
(Dollars in thousands)

		Amortized	OTTI	Fair Value	Amortized
	Date of	Cost Prior	Recognized	at Time	Cost After
Security	Impairment	to OTTI	in Earnings	of OTTI	OTTI
38375UWN6	12/31/2024	546	12	372	534
38375UXA3	12/31/2024	255	3	183	252
38375UZL7	12/31/2024	113	—	80	113
38376R2Y1	12/31/2024	1,287	4	874	1,283
38376R3Q7	12/31/2024	354	3	257	351
38376R5B8	12/31/2024	376	10	241	366
38376R5Z5	12/31/2024	194	11	124	183
38376RAA4	12/31/2024	1,192	100	784	1,092
38376RAR7	12/31/2024	453	16	311	437
38376RBL9	12/31/2024	128	1	87	127
38376RBZ8	12/31/2024	101	17	84	84
38376RDS2	12/31/2024	842	10	612	832
38376RDZ6	12/31/2024	377	3	264	374
38376RFT8	12/31/2024	646	6	469	640
38376RJD9	12/31/2024	87	6	81	81
38376RK88	12/31/2024	303	1	217	302
38376RLH7	12/31/2024	289	7	215	282
38376RNG7	12/31/2024	186	2	132	184
38376RNN2	12/31/2024	333	1	232	332
38376RNQ5	12/31/2024	131	2	92	129
38376RNY8	12/31/2024	619	2	429	617
38376RQF6	12/31/2024	1,292	5	922	1,287
38376RQH2	12/31/2024	678	10	497	668
38376RRC2	12/31/2024	969	20	662	949
38376RSY3	12/31/2024	501	18	336	483
38376RT55	12/31/2024	258	6	176	252
38376RTF3	12/31/2024	327	22	207	305
38376RVB9	12/31/2024	412	15	278	397
38376RW36	12/31/2024	103	31	72	72
38376RWU6	12/31/2024	1,049	12	703	1,037
38376RWW2	12/31/2024	849	1	578	848
38376RZ66	12/31/2024	309	3	208	306
38377EX74	12/31/2024	76	12	64	64
38380LC92	12/31/2024	199	4	128	195
41161PTN3	12/31/2024	1,535	7	1,444	1,528
41161PVJ9	12/31/2024	5,639	60	5,167	5,579
41164LAB5	12/31/2024	830	5	793	825
43709XAE1	12/31/2024	5,045	91	4,818	4,954
466309AC5	12/31/2024	605	51	554	554
46631JAA6	12/31/2024	3,441	14	2,832	3,427
59024FAE4	12/31/2024	1,114	61	1,053	1,053
59025QAC3	12/31/2024	369	111	258	258
61755GBF9	12/31/2024	1,282	3	1,046	1,279
61762UCH4	12/31/2024	6,502	147	6,355	6,355
61766LAG4	12/31/2024	2,121	1,455	666	666
61766LAQ2	12/31/2024	1,224	926	298	298
61915YAE1	12/31/2024	2,224	113	2,102	2,111
62951MAY6	12/31/2024	2,674	17	2,415	2,657

Athene Annuity and Life Company
Notes to Financial Statements – Statutory-Basis
December 31, 2025, 2024 and 2023
(Dollars in thousands)

		Amortized	OTTI	Fair Value	Amortized
	Date of	Cost Prior	Recognized	at Time	Cost After
Security	Impairment	to OTTI	in Earnings	of OTTI	OTTI
75114HAD9	12/31/2024	12,539	246	12,293	12,293
761118DN5	12/31/2024	1,355	30	1,280	1,325
761118QM3	12/31/2024	6,712	61	6,481	6,651
872227AE3	12/31/2024	2,122	318	1,800	1,804
91863*AB1	12/31/2024	16,427	2,215	8,770	14,212
BAN0VUVR8	12/31/2024	8,868	643	7,253	8,225
BAN0VUVS6	12/31/2024	2,320	30	1,981	2,290
G0445QAA6	12/31/2024	2,251	842	1,408	1,409
			$52,221

OTTI was recognized on the following asset-backed securities in 2023 due to the present value of the cash flows expected to be collected being less than the amortized cost basis:

		Amortized	OTTI	Fair Value	Amortized
	Date of	Cost Prior	Recognized	at Time	Cost After
Security	Impairment	to OTTI	in Earnings	of OTTI	OTTI
00192JAD8	3/31/2023	$1,536	$129	$1,392	$1,407
05952HAD1	3/31/2023	1,527	12	1,443	1,515
1248MBAF2	3/31/2023	9,869	62	8,539	9,807
12639MFA8	3/31/2023	788	18	691	770
12641TAS5	3/31/2023	4,943	65	4,363	4,878
12668BMY6	3/31/2023	1,812	5	1,612	1,806
126694K31	3/31/2023	383	7	329	376
17322JAB9	3/31/2023	1,435	13	1,422	1,422
61748HQW4	3/31/2023	7,771	104	7,338	7,667
61755GBF9	3/31/2023	1,504	3	1,197	1,501
65540AAB3	3/31/2023	6,065	2	5,649	6,063
74958TAB9	3/31/2023	2,035	6	1,932	2,029
76114BAB4	3/31/2023	1,995	9	1,747	1,986
863579JH2	3/31/2023	929	35	873	895
00212JBN1	3/31/2023	23,384	6	21,371	23,378
02151HAC9	3/31/2023	1,848	3	1,837	1,846
05543DBQ6	3/31/2023	4,914	4	4,739	4,909
05952FAG8	3/31/2023	2,049	25	1,906	2,025
05956DAD6	3/31/2023	1,334	25	1,309	1,309
073881AD6	3/31/2023	3,974	30	3,348	3,944
07388DAC2	3/31/2023	3,784	17	3,728	3,766
12642LBS0	3/31/2023	1,186	2	1,114	1,183
12645VAC1	3/31/2023	3,183	69	2,890	3,113
12646AAY8	3/31/2023	6,224	29	6,183	6,195
12646NAL8	3/31/2023	662	14	610	648
12667GMA8	3/31/2023	1,513	21	1,359	1,492
12668BCL5	3/31/2023	2,478	8	2,462	2,470
16165TAZ6	3/31/2023	1,049	14	944	1,035
17309KAK3	3/31/2023	3,385	52	3,333	3,333
45660LTS8	3/31/2023	508	3	419	506
45661EGC2	3/31/2023	772	26	680	746

Athene Annuity and Life Company
Notes to Financial Statements – Statutory-Basis
December 31, 2025, 2024 and 2023
(Dollars in thousands)

		Amortized	OTTI	Fair Value	Amortized
	Date of	Cost Prior	Recognized	at Time	Cost After
Security	Impairment	to OTTI	in Earnings	of OTTI	OTTI
456681AE5	3/31/2023	4,319	22	4,134	4,298
466278BR8	3/31/2023	1,872	59	1,802	1,813
46628BCC2	3/31/2023	921	33	824	888
46632BAE4	3/31/2023	824	18	696	806
61748HUF6	3/31/2023	8,784	167	8,192	8,617
61756VBE8	3/31/2023	2,538	24	2,094	2,515
69121PCH4	3/31/2023	3,514	11	3,443	3,503
74927XAE2	3/31/2023	482	26	456	456
749691C41	3/31/2023	2,429	115	2,298	2,314
749691F71	3/31/2023	2,547	43	2,504	2,504
00192JAD8	6/30/2023	1,375	20	1,328	1,355
12639MFA8	6/30/2023	767	9	653	758
61748HQW4	6/30/2023	7,277	6	6,966	7,271
00442BAD3	6/30/2023	1,376	74	1,234	1,302
00442BAE1	6/30/2023	3,121	168	2,818	2,953
00442JAD6	6/30/2023	462	27	363	435
058930AD0	6/30/2023	2,650	22	2,388	2,628
16162WPZ6	6/30/2023	1,826	16	1,731	1,810
16165TAB9	6/30/2023	521	88	433	433
41161PVK6	6/30/2023	6,567	52	6,160	6,514
41161UAC6	6/30/2023	3,179	21	2,661	3,158
46631JAA6	6/30/2023	3,929	48	3,123	3,881
55027BAA6	6/30/2023	14,350	184	13,393	14,167
59023MAD2	6/30/2023	2,568	124	2,214	2,444
61748HYQ8	6/30/2023	8,725	30	8,252	8,695
61763GEQ2	6/30/2023	16,145	14	14,735	16,131
863579RT7	6/30/2023	99	1	97	98
87222PAB9	6/30/2023	2,730	53	2,678	2,678
94983JAG7	6/30/2023	1,775	52	1,671	1,723
94984NAA0	6/30/2023	1,513	82	1,382	1,431
05952FAG8	6/30/2023	1,991	15	1,855	1,976
073881AD6	6/30/2023	3,712	5	3,259	3,707
07388DAC2	6/30/2023	3,647	6	3,542	3,641
12645VAC1	6/30/2023	3,102	37	2,730	3,065
12646AAY8	6/30/2023	6,003	19	5,909	5,984
12646NAL8	6/30/2023	646	8	576	638
61748HUF6	6/30/2023	8,563	17	8,241	8,546
74927XAE2	6/30/2023	434	14	413	420
00443KAD2	6/30/2023	2,430	120	2,291	2,310
00443LAA6	6/30/2023	1,112	29	999	1,083
05539BEH3	6/30/2023	4,767	2	4,241	4,765
12489WGD0	6/30/2023	1,462	45	1,416	1,416
12667GRV7	6/30/2023	4,735	12	4,516	4,723
12668BBN2	6/30/2023	10,233	90	10,143	10,143
170257AH2	6/30/2023	850	12	786	838
17307G3F3	6/30/2023	142	4	136	138
225470RU9	6/30/2023	2,361	95	2,161	2,266
2254W0MF9	6/30/2023	1,581	—	1,401	1,581

Athene Annuity and Life Company
Notes to Financial Statements – Statutory-Basis
December 31, 2025, 2024 and 2023
(Dollars in thousands)

		Amortized	OTTI	Fair Value	Amortized
	Date of	Cost Prior	Recognized	at Time	Cost After
Security	Impairment	to OTTI	in Earnings	of OTTI	OTTI
3623418H5	6/30/2023	102	33	69	69
362528AA9	6/30/2023	4,085	22	3,941	4,063
41161PK44	6/30/2023	2,248	—	2,057	2,247
41161PWC3	6/30/2023	1,196	12	1,070	1,183
45254TQW7	6/30/2023	2,822	49	2,507	2,773
46634DCP1	6/30/2023	1,373	1	1,276	1,372
46635AAH6	6/30/2023	2,921	48	2,664	2,873
46637JCJ9	6/30/2023	2,679	45	2,506	2,634
55275BAA5	6/30/2023	1,528	53	1,475	1,475
59024FAD6	6/30/2023	864	86	722	777
59024FAE4	6/30/2023	1,350	134	1,127	1,216
61758LAD1	6/30/2023	1,764	8	1,751	1,756
65539KAF5	6/30/2023	4,206	46	3,764	4,160
65539LAF3	6/30/2023	2,925	30	2,577	2,895
863579XC7	6/30/2023	4,536	25	4,512	4,512
86363GAF1	6/30/2023	84	1	78	83
12641TAS5	9/30/2023	4,759	146	4,250	4,613
61748HQW4	9/30/2023	7,215	115	6,674	7,100
12669GK67	9/30/2023	615	58	423	556
38375BLM2	9/30/2023	260	14	144	246
38375BTZ5	9/30/2023	275	1	157	274
38375ULD0	9/30/2023	240	1	147	239
38375ULQ1	9/30/2023	535	5	406	529
38375UMZ0	9/30/2023	491	39	276	452
38375UNX4	9/30/2023	365	5	199	361
38375UPB0	9/30/2023	510	46	324	464
38375UQJ2	9/30/2023	436	8	266	429
38375UTQ3	9/30/2023	457	5	295	452
38375UTU4	9/30/2023	753	44	465	709
38375UWQ9	9/30/2023	1,664	146	775	1,518
38375UXF2	9/30/2023	356	38	179	318
38375UZL7	9/30/2023	239	15	153	224
38376R2Y1	9/30/2023	2,421	21	1,479	2,400
38376R3Q7	9/30/2023	644	8	433	636
38376RAA4	9/30/2023	1,820	82	913	1,738
38376RAP1	9/30/2023	130	4	81	126
38376RAR7	9/30/2023	819	37	403	782
38376RBL9	9/30/2023	365	10	210	355
38376RBN5	9/30/2023	632	51	373	581
38376RBZ8	9/30/2023	264	2	172	262
38376RDA1	9/30/2023	903	59	516	843
38376RDC7	9/30/2023	700	7	603	693
38376RDZ6	9/30/2023	878	22	558	856
38376RHQ2	9/30/2023	490	53	224	437
38376RK88	9/30/2023	570	6	382	564
38376RLH7	9/30/2023	580	4	383	576
38376RLS3	9/30/2023	467	57	171	409
38376RNG7	9/30/2023	425	6	274	419

Athene Annuity and Life Company
Notes to Financial Statements – Statutory-Basis
December 31, 2025, 2024 and 2023
(Dollars in thousands)

		Amortized	OTTI	Fair Value	Amortized
	Date of	Cost Prior	Recognized	at Time	Cost After
Security	Impairment	to OTTI	in Earnings	of OTTI	OTTI
38376RT55	9/30/2023	529	11	329	518
38376RW36	9/30/2023	252	3	150	249
38376XNE9	9/30/2023	1,021	17	595	1,004
38380LVM2	9/30/2023	962	26	646	936
872227AE3	9/30/2023	2,421	86	2,102	2,334
12642LBS0	9/30/2023	1,062	35	951	1,027
61748HUF6	9/30/2023	8,440	99	7,975	8,341
55275BAA5	9/30/2023	1,434	42	1,298	1,392
07386HUL3	9/30/2023	786	117	669	669
07386HYW5	9/30/2023	1,425	33	1,391	1,391
16165TAH6	9/30/2023	1,013	211	802	802
3622EAAC4	9/30/2023	5,336	94	5,128	5,242
38375BKW1	9/30/2023	127	5	82	122
38375UFN5	9/30/2023	969	14	728	955
38375UFR6	9/30/2023	306	7	178	299
38375UQG8	9/30/2023	1,432	22	846	1,410
38375UVC1	9/30/2023	693	11	542	682
38375UVZ0	9/30/2023	119	—	72	118
38375UWN6	9/30/2023	1,299	45	717	1,254
38375UZG8	9/30/2023	545	—	339	544
38376R5B8	9/30/2023	741	20	420	721
38376RDN3	9/30/2023	1,841	212	1,062	1,629
38376RFS0	9/30/2023	1,361	55	762	1,306
38376RFT8	9/30/2023	912	63	549	848
38376RJQ0	9/30/2023	1,399	13	961	1,386
38376RNN2	9/30/2023	843	25	454	819
38376RNQ5	9/30/2023	210	5	137	205
38376RRP3	9/30/2023	1,525	14	932	1,511
38376RSA5	9/30/2023	1,489	101	824	1,388
38376RSY3	9/30/2023	1,111	16	616	1,095
38376RTF3	9/30/2023	685	1	401	684
38376RUM6	9/30/2023	2,271	43	1,358	2,228
38376RWU6	9/30/2023	2,148	147	989	2,001
38376RWW2	9/30/2023	1,778	55	1,074	1,724
38378U8F7	9/30/2023	932	16	549	916
38380LC92	9/30/2023	407	12	216	395
45668LAA9	9/30/2023	5,228	53	4,153	5,175
61759FAJ0	9/30/2023	965	207	759	759
86361XAA7	12/31/2023	7,900	156	7,567	7,744
91863*AB1	12/31/2023	42,124	13,334	19,461	28,790
61762UCH4	9/30/2023	6,989	4	6,633	6,984
76110H7A1	9/30/2023	2,418	18	2,255	2,400
00192JAD8	12/31/2023	1,300	14	1,278	1,286
61748HQW4	12/31/2023	6,901	94	6,779	6,807
16165TAB9	12/31/2023	516	121	392	396
38375BLM2	12/31/2023	211	47	123	164
38375BTZ5	12/31/2023	234	43	130	191
38375ULD0	12/31/2023	199	31	123	168

Athene Annuity and Life Company
Notes to Financial Statements – Statutory-Basis
December 31, 2025, 2024 and 2023
(Dollars in thousands)

		Amortized	OTTI	Fair Value	Amortized
	Date of	Cost Prior	Recognized	at Time	Cost After
Security	Impairment	to OTTI	in Earnings	of OTTI	OTTI
38375UNX4	12/31/2023	311	77	169	234
38375UQJ2	12/31/2023	386	56	233	330
38375UTQ3	12/31/2023	395	41	255	355
38375UTU4	12/31/2023	698	47	452	651
38375UWQ9	12/31/2023	1,460	283	826	1,177
38375UXF2	12/31/2023	301	78	192	222
38375UZL7	12/31/2023	194	5	130	189
38376R2Y1	12/31/2023	2,169	133	1,287	2,036
38376R3Q7	12/31/2023	576	21	375	555
38376RAA4	12/31/2023	1,679	239	940	1,440
38376RAR7	12/31/2023	763	149	411	615
38376RBL9	12/31/2023	306	56	167	250
38376RBN5	12/31/2023	568	46	362	522
38376RBZ8	12/31/2023	220	17	143	203
38376RDA1	12/31/2023	821	32	506	789
38376RDZ6	12/31/2023	747	90	476	657
38376RHQ2	12/31/2023	401	96	211	304
38376RLH7	12/31/2023	488	37	327	452
38376RLS3	12/31/2023	388	137	174	251
38376RNG7	12/31/2023	351	16	236	334
38376RT55	12/31/2023	457	32	283	425
38376RW36	12/31/2023	209	35	125	173
38376XNE9	12/31/2023	732	61	463	671
00256DAB8	12/31/2023	1,328	206	870	1,122
126694JH2	12/31/2023	343	153	159	189
38375B3G5	12/31/2023	472	57	286	415
38375BKM3	12/31/2023	460	—	324	460
38375BMU3	12/31/2023	297	45	191	253
38375BQY1	12/31/2023	138	30	85	107
38375UEH9	12/31/2023	138	29	75	109
38375ULF5	12/31/2023	1,107	110	681	998
38375UQL7	12/31/2023	190	27	107	163
38375UUT5	12/31/2023	1,717	210	1,073	1,507
38375UXA3	12/31/2023	510	58	308	451
38376R5Z5	12/31/2023	394	63	216	331
38376RLK0	12/31/2023	1,459	177	922	1,282
38376RQF6	12/31/2023	2,556	310	1,571	2,246
38376RQH2	12/31/2023	1,306	99	832	1,207
38376RRC2	12/31/2023	1,954	361	1,078	1,593
38377EX74	12/31/2023	172	23	127	149
61756VAG4	12/31/2023	1,840	19	1,455	1,821
12667GMA8	12/31/2023	1,323	21	1,180	1,302
17309KAK3	12/31/2023	3,213	10	3,195	3,204
12489WGD0	12/31/2023	1,338	53	1,285	1,285
170257AH2	12/31/2023	745	58	620	687
55275BAA5	12/31/2023	1,377	12	1,366	1,366
38375UQG8	12/31/2023	1,227	125	735	1,102
38375UWN6	12/31/2023	1,099	216	604	884

Athene Annuity and Life Company
Notes to Financial Statements – Statutory-Basis
December 31, 2025, 2024 and 2023
(Dollars in thousands)

		Amortized	OTTI	Fair Value	Amortized
	Date of	Cost Prior	Recognized	at Time	Cost After
Security	Impairment	to OTTI	in Earnings	of OTTI	OTTI
38375UZG8	12/31/2023	477	70	291	407
38376R5B8	12/31/2023	645	75	355	570
38376RDN3	12/31/2023	1,615	167	1,031	1,447
38376RFS0	12/31/2023	1,275	187	732	1,088
38376RFT8	12/31/2023	838	58	539	780
38376RJQ0	12/31/2023	1,258	58	851	1,201
38376RNN2	12/31/2023	723	149	390	575
38376RRP3	12/31/2023	1,331	131	796	1,200
38376RSA5	12/31/2023	1,300	44	791	1,255
38376RSY3	12/31/2023	946	180	526	766
38376RTF3	12/31/2023	609	81	351	528
38376RUM6	12/31/2023	1,982	280	1,173	1,702
38376RWU6	12/31/2023	1,930	454	983	1,476
38376RWW2	12/31/2023	1,493	124	918	1,369
38378U8F7	12/31/2023	818	148	471	671
38380LC92	12/31/2023	361	52	187	309
05532VBB2	12/31/2023	591	17	517	575
12645QAC2	12/31/2023	2,290	38	2,252	2,252
12667GT86	12/31/2023	1,083	16	982	1,068
36185MBJ0	12/31/2023	5,106	43	4,864	5,063
38375BKB7	12/31/2023	281	11	227	270
38375BQQ8	12/31/2023	330	33	232	296
38375BZT2	12/31/2023	541	53	349	488
38375UBG4	12/31/2023	447	31	310	417
38375UEE6	12/31/2023	556	54	309	503
38375UTN0	12/31/2023	1,053	259	554	795
38376RDS2	12/31/2023	1,728	102	1,113	1,626
38376RM52	12/31/2023	461	99	255	361
38376RN51	12/31/2023	521	111	262	410
38376RNY8	12/31/2023	1,253	194	720	1,060
38376RVB9	12/31/2023	802	107	462	695
38379RHB2	12/31/2023	286	44	230	242
74923JAH0	12/31/2023	551	242	309	309
761118KU1	12/31/2023	703	10	5,901	693
761118NN4	12/31/2023	13,680	194	13,486	13,486
05490AAJ2	12/31/2023	8,401	8,247	154	154
			$36,882

Athene Annuity and Life Company
Notes to Financial Statements – Statutory-Basis
December 31, 2025, 2024 and 2023
(Dollars in thousands)
5GI Securities
The following table displays the carrying value and associated fair values for 5GI securities, by investment type. 5GI securities are unrated by the NAIC, but are current on principal and interest payments.

	December 31, 2025			December 31, 2024
	Number of 5GI Securities	Book Adjusted Carrying Value	Fair Value	Number of 5GI Securities	Book Adjusted Carrying Value	Fair Value

Asset-backed securities	1	$209	$247	1	$257	$268
Total	1	$209	$247	1	$257	$268

Sub-Prime Mortgage Related Risk Exposure
The Company has exposure to the sub-prime mortgage credit market through certain mortgage-backed securities (MBS). These securities consist of diversified investments with both fixed-rate and variable-rate collateral, are focused on senior positions within the structure, have borrowers which have demonstrated attachment and ability to pay despite financial stress, and the vast majority are rated 1 or 2 by the NAIC. At December 31, 2025 and 2024, the Company held MBS with sub-prime exposure with a carrying value of $176,477 and $179,343, respectively, a cost of $168,680 and $171,170, respectively, and a fair value of $179,557 and $176,431, respectively. There were $162 and $1,028 of other-than-temporary impairments recognized on these securities during 2025 and 2024, respectively.
The Company generally defines sub-prime residential whole mortgage loans as borrowers with impaired credit history and lower FICO scores.  The price paid for the sub-prime residential whole mortgage loans factored in the consideration of the borrower’s ability to repay along with the overall credit profile of the loan.  The Company continues to monitor the performance of the sub-prime residential whole mortgage loans along with performance expectations. The Company held the following in sub-prime residential whole mortgage loans:

	December 31, 2025
	Book Adjusted Carrying Value	Fair Value	Value of Land and Buildings	Other-Than-Temporary Impairment Losses Recognized
Mortgages in the process of foreclosure	$19,839	$21,987	$55,059	$—
Mortgages in good standing	433,171	418,496	915,990	—
Mortgages with restructured terms	—	—	—	—
Total	$453,010	$440,483	$971,049	$—

Athene Annuity and Life Company
Notes to Financial Statements – Statutory-Basis
December 31, 2025, 2024 and 2023
(Dollars in thousands)

	December 31, 2024
	Book Adjusted Carrying Value	Fair Value	Value of Land and Buildings	Other-Than-Temporary Impairment Losses Recognized
Mortgages in the process of foreclosure	$32,296	$33,656	$77,080	$—
Mortgages in good standing	467,339	437,493	958,633	—
Mortgages with restructured terms	—	—	—	—
Total	$499,635	$471,149	$1,035,713	$—
Mortgage Loans, Including Mezzanine Real Estate Loans
The Company’s investments in mortgage loans on real estate consist primarily of mortgage loans made on a full recourse basis. During 2025, the Company acquired residential mortgage loans (RMLs) with interest rates ranging from 3% to 15%. Of the RMLs acquired during 2025, the maximum percentage of any one loan to the value at the time of the loan was 148%.
During 2025, the Company acquired commercial mortgage loans (CMLs) with interest rates ranging from 3% to 10%. The Company invests in both fixed-rate and variable-rate loans and manages its credit risk associated with these loans by diversifying its mortgage portfolio by property type and geographic location. Of the CMLs acquired in 2025, the maximum loan to value of any one loan, exclusive of insured or guaranteed or purchase money mortgages, was 82%. Mezzanine CMLs comprise 3% and 3% of the total CMLs for the years ending December 31, 2025 and 2024, respectively.
The portfolio credit risk for mortgage loans was concentrated in the following geographic regions:

	December 31, 2025		December 31, 2024
	Carrying Value	Percent of Total	Carrying Value	Percent of Total

North Central	$2,361,373	2.7%	$1,574,213	2.6%
South Central	2,765,172	3.2	1,874,323	3.1
South Atlantic	6,523,387	7.5	5,678,365	9.4
Pacific	5,904,984	6.8	5,721,636	9.5
Mountain	1,554,094	1.8	1,345,131	2.2
Atlantic	8,396,296	9.7	7,204,977	12.0
New England	1,002,405	1.2	1,006,741	1.7
International	6,042,718	7.0	4,300,444	7.2
Total commercial mortgage loans	34,550,429	39.9	28,705,830	47.7
Total residential mortgage loans	52,088,099	60.1	31,520,394	52.3
Total mortgage loans	$86,638,528	100.0%	$60,226,224	100.0%

Athene Annuity and Life Company
Notes to Financial Statements – Statutory-Basis
December 31, 2025, 2024 and 2023
(Dollars in thousands)
The Company's RML portfolio includes first lien RMLs, collateralized by properties located in the United States, United Kingdom and the Netherlands. At December 31, 2025, California, Texas, and Florida represented 23.7%, 15.9%, and 10.6%, respectively, of the portfolio. The remaining 49.8% represented all other states, with each individual state comprising less than 5% of the RML portfolio. At December 31, 2024, California, Florida, and Texas represented 27.1%, 12.7%, and 7.5%, respectively, of the portfolio, and the remaining 52.7% represented all other states, with each individual state comprising less than 5% of the RML portfolio.

Athene Annuity and Life Company
Notes to Financial Statements – Statutory-Basis
December 31, 2025, 2024 and 2023
(Dollars in thousands)
The age analysis of mortgage loans by type and identification is as follows:

	December 31, 2025
	Residential
	Insured	All Other	Commercial	Mezzanine	Total
Recorded investment (all)
Current	$187,713	$50,016,045	$32,851,139	$937,435	$83,992,332
30-59 days past due	49,786	954,576	362,294	—	1,366,656
60-89 days past due	18,050	273,858	216,511	—	508,419
90-179 days past due	16,717	213,431	38,232	—	268,380
180+ days past due	17,278	340,645	144,818	—	502,741
Total mortgage loans	$289,544	$51,798,555	$33,612,994	$937,435	$86,638,528

Accruing interest 90 - 179 days past due
Recorded investment	$—	$—	$—	$—	$—
Interest accrued	91	—	412	—	503

Accruing interest 180+ days past due
Recorded investment	$—	$—	$—	$—	$—
Interest accrued	516	4	1,601	—	2,121

Interest reduced
Recorded investment	$—	$—	$—	$—	$—
Number of loans	—	—	—	—	—
Percent reduced	—%	—%	—%	—%	—%

Participant or co-lender in a mortgage loan agreement
Recorded investment	$—	$—	$—	$—	$—

Investment in impaired loans
Average recorded investment	$—	$517	$42,092	$24,150	$66,759
Interest income recognized	—	—	—	—	—
Recorded investments on nonaccrual status	—	48,041	420,922	72,451	541,414
Amount of interest income recognized using a cash-basis method of accounting	—	—	—	—	—

Athene Annuity and Life Company
Notes to Financial Statements – Statutory-Basis
December 31, 2025, 2024 and 2023
(Dollars in thousands)

	December 31, 2024
	Residential
	Insured	All Other	Commercial	Mezzanine	Total
Recorded investment (all)
Current	$217,492	$28,933,306	$27,210,711	$970,434	$57,331,943
30-59 days past due	51,319	1,252,938	308,126	—	1,612,383
60-89 days past due	22,107	361,798	191,656	—	575,561
90-179 days past due	22,855	258,862	—	—	281,717
180+ days past due	24,037	375,680	24,903	—	424,620
Total Mortgage Loans	$337,810	$31,182,584	$27,735,396	$970,434	$60,226,224

Accruing interest 90 - 179 days past due
Recorded investment	$22,855	$39,149	$—	$—	$62,004
Interest accrued	160	606	—	—	766

Accruing interest 180+ days past due
Recorded investment	$24,037	$96,605	$23,932	$—	$144,574
Interest accrued	847	1,031	320	218	2,416

Interest reduced
Recorded investment	$—	$—	$—	$—	$—
Number of loans	—	—	—	—	—
Percent reduced	—%	—%	—%	—%	—%

Participant or co-lender in a mortgage loan agreement
Recorded investment	$—	$—	$—	$—	$—

Investment in impaired loans
Average recorded investment	$—	$525	$12,197	$24,150	$36,872
Interest income recognized	—	—	—	—	—
Recorded investments on nonaccrual status	—	51,927	24,395	72,451	148,773
Amount of interest income recognized using a cash-basis method of accounting	—	—	—	—	—

Allowance for credit losses for mortgage loans are as follows:

	Years Ended December 31,
	2025	2024	2023

Balance at beginning of period	$68,096	$68,792	$43,140
Additions charged to operations	45,206	28,596	27,206
Direct write-downs charged against the allowances	(765)	—	—
Recoveries of amounts previously charged off	(5,645)	(29,292)	(1,554)
Balance at end of period	$106,892	$68,096	$68,792

Athene Annuity and Life Company
Notes to Financial Statements – Statutory-Basis
December 31, 2025, 2024 and 2023
(Dollars in thousands)
Mortgage loans derecognized as a result of foreclosure are as follows:

	Years Ended December 31,
	2025	2024	2023

Aggregate amount of mortgage loans derecognized	$71,695	$35,933	$78,740
Real estate collateral recognized	71,695	35,933	78,740
Other collateral recognized	—	—	—
Receivables recognized from a government guarantee of the foreclosed mortgage loan	—	—	—

At December 31, 2025 and 2024, there were no taxes, assessments or amounts which had been advanced but not repaid and not included in the mortgage loan. The primary credit quality indicator monitored is loan performance. Nonperforming mortgage loans are 90 days or more past due and are in non-accrual status. The Company accrues interest income on impaired loans to the extent deemed collectible (delinquent less than 90 days) and the loan continues to perform under its original or restructured contractual terms. The Company recognizes interest income on its impaired loans upon receipt.

Real Estate
The Company did not acquire real estate held for the production of income in 2025 or 2024.

There were no sales of real estate in 2025, 2024 and 2023. There were no gains or losses recognized as a result of sales during 2025, 2024 and 2023.

The Company had $0, $17,314 and $0 of impairment losses recognized on real estate that are included in net realized capital gains or losses for the years ended December 31, 2025, 2024 and 2023, respectively.

Other Invested Assets
The Company has no investments in joint venture, partnerships or limited liability companies that exceed 10% of its admitted assets. During 2025, 2024 and 2023, there were impairments of $11,809, $2,823 and $0, respectively, on other invested assets. The impairments were based on an assessment that future cash flows of affected investments would be less than the cost basis. Fair value is determined utilizing statements received from the partnerships and limited liability companies or commercial pricing services using a variety of market observable information in their valuation techniques, or an internal model.

The Company invests in renewable, solar energy and low income housing projects that provide tax benefits, reducing the Company's tax liability. As of December 31, 2025 and 2024, the Company had $48,603 and $7,637, respectively, of investment in these tax credit investment structures and recognized $506,668, $74,086 and $52,773 of amortization and non-income tax related activity through net investment income and other income for the years ended December 31, 2025, 2024 and 2023, respectively. The Company recognized tax credits and other tax benefits of $547,606, $81,701 and $64,457 during 2025, 2024 and 2023, respectively. The Company did not recognize impairments on the tax credit investments during 2025, 2024 or 2023. As of December 31, 2025, the Company has commitments to provide additional contributions of $284,160 to tax credit investments for the years 2026-2035.

Athene Annuity and Life Company
Notes to Financial Statements – Statutory-Basis
December 31, 2025, 2024 and 2023
(Dollars in thousands)
The tax credits expected to be generated by the Company's investments in future periods is as follows:

2026	$29,977
2027	29,977
2028	29,977
2029	29,977
2030	29,977
Thereafter	123,795
Total	$273,680

As of December 31, 2025 and 2024, the Company held $707,254 and $900,000, respectively, collateral loans for which mortgage loans served as the qualifying investment collateral. These collateral loans are reported within other invested assets on the balance sheets.

Investment Income
Major categories of investment income (loss) are summarized as follows:

	Years Ended December 31,
	2025	2024	2023
Bonds	$8,279,778	$6,612,392	$4,669,744
Preferred stocks	106,539	103,593	72,243
Common stocks	82,338	38,740	23,974
Mortgage loans	4,736,362	3,400,112	1,982,371
Real estate	37,404	37,281	32,137
Derivatives	458,865	708,426	(926,714)
Policy loans	5,546	7,778	7,741
Cash, cash equivalents and short-term investments	422,726	577,610	545,665
Other invested assets	(132,205)	65,963	56,879
Other, net	13,455	(24)	(2,302)
Total gross investment income	14,010,808	11,551,871	6,461,738
Less: Investment expenses	1,278,109	1,050,392	817,439
Net investment income	$12,732,699	$10,501,479	$5,644,299

Investment income due and accrued with amounts over 90 days past due, with the exception of mortgage loans in default, is nonadmitted. The components of accrued investment income are as follows:

	December 31,
	2025	2024
Gross accrued investment income	$2,482,135	$2,020,422
Nonadmitted accrued investment income	(2,508)	(3,770)
Accrued investment income	$2,479,627	$2,016,652

Athene Annuity and Life Company
Notes to Financial Statements – Statutory-Basis
December 31, 2025, 2024 and 2023
(Dollars in thousands)
As of December 31, 2025 and 2024, deferred interest was $2,624 and $201,349, respectively. As of December 31, 2025 and 2024, cumulative paid-in-kind interest was $112,792 and $93,956, respectively, and has been included in the principal balance of invested assets.
The Company disposed of securities with callable features which generated prepayment fee income as follows:

	Years Ended December 31,
	2025	2024	2023
General Account - number of securities	14	26	64
General Account - amount of income	$563	$3,023	$5,227
Separate Account - number of securities	8	16	25
Separate Account - amount of income	$115	$782	$837
Proceeds from bonds and related gross realized gains and losses were as follows:

	Years Ended December 31,
	2025	2024	2023

Proceeds	$39,527,727	$20,835,521	$6,717,840
Gross realized gains	$625,019	$325,426	$107,449
Gross realized losses	(641,436)	(481,715)	(416,459)
Net realized gains (losses) on bonds	$(16,417)	$(156,289)	$(309,010)

Gross realized losses on bonds for the years ended December 31, 2025, 2024 and 2023 include $110,227, $96,319 and $138,834, respectively, of losses recognized on other-than-temporary impairments in values of investments.

Athene Annuity and Life Company
Notes to Financial Statements – Statutory-Basis
December 31, 2025, 2024 and 2023
(Dollars in thousands)
Realized capital gains and losses are reported net of amounts transferred to the IMR and federal income taxes as follows:

	Years Ended December 31,
	2025	2024	2023
Bonds	$(16,417)	$(156,289)	$(309,010)
Stocks	3,557	2,614	(41,952)
Mortgage loans	60,082	(208,806)	(37,766)
Real estate	—	(17,314)	—
Derivatives	(538,998)	42,314	97,363
Other invested assets	(90,029)	(12,895)	17,113
Foreign exchange on cash	46,575	(16,698)	(24,900)
Other	(12,962)	33,565	11,085
Total net realized gains (losses) on investments	(548,192)	(333,509)	(288,067)
Less amount transferred to IMR (net of related taxes of
$(7,182) in 2025, $(12,229) in 2024 and $(24,835) in 2023)	(27,020)	(46,007)	(93,425)
Federal income tax expense (benefit)	12,105	(1,751)	(20,251)
Net realized capital gains (losses), net of tax and transfers to interest maintenance reserve	$(533,277)	$(285,751)	$(174,391)

The proceeds received and amortized cost were used as the basis for determining the realized gain or loss on sale.

The change in net unrealized capital gains and losses on investments recorded in surplus is as follows:

	Year Ended December 31,
	2025	2024	2023
Bonds	$19,043	$(10,714)	$(15,430)
Stocks	83,864	35,416	23,058
Derivatives	798,266	568,425	367,675
Mortgage Loans	(38,797)	696	(25,652)
Other invested assets	1,055,962	836,140	704,809
Foreign exchange	190,138	291,029	(29,606)
Other	1,450	(1,448)	(2)
Total change in net unrealized capital gains (losses)	2,109,926	1,719,544	1,024,852
Deferred capital gains tax	476,359	185,230	212,220
Change in net unrealized capital gains (losses), net of deferred tax	$1,633,567	$1,534,314	$812,632

Athene Annuity and Life Company
Notes to Financial Statements – Statutory-Basis
December 31, 2025, 2024 and 2023
(Dollars in thousands)
Pledged and Restricted Assets
Assets pledged to others as collateral or otherwise restricted by the Company are as follows:

	December 31, 2025
	Total General Account	Supporting Separate Account Activity	Percentage of Total Assets	Percentage of Admitted Assets

Repurchase Agreements	$6,310,542	$118,757	1.9%	1.9%
Reverse Repurchase Agreements	1,546,951	—	0.5	0.5
On deposit with states	11,552	—	0.0	0.0
FHLB capital stock	1,057,204	—	0.3	0.3
Pledged collateral to FHLB (including assets backing funding agreements)	—	43,563,085	12.8	12.8
Pledged as collateral for derivatives	1,947,575	—	0.6	0.6
Reinsurance trust	19,802,922	—	5.8	5.8
Pledged asset - funding agreement	25,339,987	—	7.4	7.4
Derivative and other collateral received	5,837,970	—	1.7	1.7
Total	$61,854,703	$43,681,842	31.0%	31.0%

	December 31, 2024
	Total General Account	Supporting Separate Account Activity	Percentage of Total Assets	Percentage of Admitted Assets

Repurchase Agreements	$6,615,296	$107,627	2.4%	2.4%
Reverse Repurchase Agreements	723,671	—	0.3	0.3
On deposit with states	9,812	—	0.0	0.0
FHLB capital stock	710,704	—	0.3	0.3
Pledged collateral to FHLB (including assets backing funding agreements)	183,976	29,854,473	10.8	10.8
Pledged as collateral for derivatives	683,370	—	0.2	0.2
Reinsurance trust	13,139,434	—	4.7	4.7
Commercial mortgages	50	—	0.0	0.0
Pledged asset - funding agreement	16,171,957	—	5.8	5.8
Derivative and other collateral received	5,617,217	—	2.0	2.0
Total	$43,855,487	$29,962,100	26.5%	26.5%
As of December 31, 2025, the Company has invested assets in the general and separate accounts of $176,261,406 held under modco reinsurance and $66,318,994 held under funds withheld reinsurance agreements, which represented 51.7% and 19.5% of total admitted assets, respectively. Of these amounts, $43,909,968 were considered related party investments for the reinsurer.

Athene Annuity and Life Company
Notes to Financial Statements – Statutory-Basis
December 31, 2025, 2024 and 2023
(Dollars in thousands)
Repurchase Agreement Transactions Accounted for as Secured Borrowing
The Company participates in repurchase agreements with unaffiliated financial institutions. Under these agreements, the Company lends bonds and receives cash as collateral. The Company monitors the estimated fair value of the collateral and the securities loaned throughout the duration of the contract and contributes additional collateral as necessary. Securities loaned under these agreements may be sold or re-pledged by the transferee.

Certain repurchase agreements and reverse repurchase agreements are presented net on the balance sheets when they are subject to master netting arrangements and when the Company has both (1) the legal right to offset the amounts owed with amounts due from the same counterparty and (2) the intent to settle the transactions on a net basis or to realize the asset and settle the liability simultaneously. Amounts that are not eligible for offset are presented on a gross basis on the balance sheets.

The Company had repurchase agreements that were bilateral trades with the following scheduled maturities:

	December 31,
	2025	2024
Open, no maturity	$—	$—
Overnight	—	—
2 days to 1 week	—	—
Over 1 week to 1 month	2,795,934	3,051,375
Over 1 month to 3 months	—	—
Over 3 months to 1 year	—	1,095,145
Over 1 year	3,156,997	1,479,181
Total [1]	$5,952,931	$5,625,701

1 Included in repurchase agreement liability on the balance sheets.

The ending book adjusted carrying value and fair value of the securities sold under the repurchase agreements by NAIC designation are as follows:

	December 31,
	2025		2024
	Book Adjusted Carrying Value	Fair Value	Book Adjusted Carrying Value	Fair Value
Bonds
NAIC 1	$4,968,509	$4,835,033	$5,374,334	$4,676,837
NAIC 2	1,342,033	1,279,855	1,240,962	1,100,229
NAIC 3	—	—	—	—
NAIC 4	—	—	—	—
NAIC 5	—	—	—	—
NAIC 6	—	—	—	—
Total	$6,310,542	$6,114,888	$6,615,296	$5,777,066

Athene Annuity and Life Company
Notes to Financial Statements – Statutory-Basis
December 31, 2025, 2024 and 2023
(Dollars in thousands)
Reverse Repurchase Agreement Transactions Accounted for as Secured Borrowing
The Company participates in reverse repurchase agreements that use bilateral and tri-party trades. Under these agreements, the Company purchases securities with the agreement that the securities will be repurchased by the seller at a specified price within a specified period of time. The Company monitors the estimated fair value of the securities loaned throughout the duration of the contract and receives additional collateral from the counterparty as necessary. As of December 31, 2025 and 2024, amounts loaned under reverse repurchase agreements were $1,546,951 and $723,671, respectively. The fair value of the securities acquired, comprised of U.S. government and agencies, was $1,546,442 as of December 31, 2025. The fair value of the securities acquired, comprised of commercial mortgage loans and asset-backed securities, was $1,066,272, as of December 31, 2024.
The reverse repurchase agreements have the following scheduled maturities:

	December 31,
	2025	2024
Open, no maturity	$—	$—
Overnight	640,000	—
2 days to 1 week	—	—
Over 1 week to 1 month	906,951	—
Over 1 month to 3 months		397,495
Over 3 months to 1 year		326,176
Over 1 year	—	—
Total	$1,546,951	$723,671
5.    Derivatives

The Company utilizes derivative instruments which may include the following:

Options: The Company has issued fixed indexed and index-linked products. These contracts credit interest based on certain indices, including the S&P and other bespoke indices. OTC call and put option contracts are purchased to hedge the interest credited to the customer as a direct result of movements in the underlying indices. Upon exercise, the Company will receive the fair value of the call option.
Variance Swaps: The Company offers fixed indexed products. These contracts credit interest based on certain indices, including the S&P and other bespoke indices. The Company uses variance swaps to hedge the market risks from changes in volatility for these products. Under variance swaps, the Company and the counterparty agree to exchange amounts calculated based on a fixed rate (implied volatility at inception of transaction) and realized volatility over the life of the transaction (similar to an interest rate swap). Generally, no cash is exchanged at the outset of the contract and neither party makes principal payments.

Interest Rate Swaps: The Company uses interest rate swaps to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities. The Company also uses interest rate swaps to synthetically create the characteristics of a bond, referred to as a replication synthetic asset transaction (RSAT). An RSAT is created by pairing underlying bonds with the interest rate swap to create a synthetic instrument with different interest payment profiles. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed

Athene Annuity and Life Company
Notes to Financial Statements – Statutory-Basis
December 31, 2025, 2024 and 2023
(Dollars in thousands)
notional principal amount. Generally, no cash is exchanged at the outset of the contract and neither party makes principal payments.

Futures: Under exchange-traded futures contracts, the Company agrees to purchase a specified number of contracts with other parties and to post variation margin on a daily basis in an amount equal to the difference in the daily fair values of those contracts. Futures contracts are purchased to hedge the interest credited to the customer as a direct result of movements in the related indices.
Futures are recorded at fair value of margin on deposit with the clearing broker. For futures that hedge fixed indexed annuity products, changes in margin on deposit are recognized through investment income. For futures that hedge index-linked annuity products, changes in margin on deposit are recorded as unrealized capital gains or losses until the time of sale.

Currency Swaps: Foreign currency swaps are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets denominated in foreign currencies. With a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the termination of the currency swap by each party.

The currency swaps for which the Company has not applied hedge accounting are recorded at fair value each reporting period with changes in fair value recorded as unrealized gains or losses and included in surplus in accordance with SSAP No. 86, Derivatives. Cash which is exchanged as the difference between fixed and floating interest rates is recognized in the statements of operations through investment income. If the contract is terminated prior to maturity, a realized gain or loss is reported in the statements of operations for the amount of cash exchanged in order to close the contract.

The Company has currency swaps in qualifying hedge relationships at December 31, 2025 and 2024. Currency swaps are accounted for as cash flow hedges. Interest rate swaps are accounted for as fair value hedges.

Forwards: The Company uses foreign exchange forward contracts to hedge certain invested assets against movement in foreign currency. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date.

Credit Default Swaps: Credit default swaps are used in RSAT transactions to synthetically create the characteristics of a bond, or hedge credit risk. These transactions provide the Company with a periodic premium to compensate it for accepting credit risk and are used to enhance investment income or improve the default characteristics of the portfolio. The exposure amount of such agreement, which is usually the notional amount, is equal to the maximum proceeds that must be paid by a counterparty for the defaulted security. Should a credit event occur on a reference entity, a counterparty would be required to pay the notional amount in exchange for receipt of an obligation of the reference entity.
Credit default swaps used in replication transactions are carried at amortized cost. The premiums received are accrued and recognized in the summary of operations through investment income over the life of the agreements. A capital loss would be recorded on the date of default, through the summary of operations, to reflect the difference between the amount paid and the fair value of the bonds received.

Total Return Swaps: The Company purchases total rate of return swaps to gain exposure and benefit from a reference asset without actually having to own it. Total rate of return swaps are contracts in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of the underlying asset, which includes both the income it generates and any capital gains.

Athene Annuity and Life Company
Notes to Financial Statements – Statutory-Basis
December 31, 2025, 2024 and 2023
(Dollars in thousands)
The parties with whom the Company enters into OTC option contracts, OTC swap contracts, and OTC forward contracts are highly rated financial institutions whereby contracts are supported by collateral, which minimizes the credit risk associated with such contracts. The parties with whom the Company enters into cleared futures and cleared interest rate swap contracts are regulated commission merchants who are members of a trading exchange. The parties with whom the Company enters into OTC interest rate swap contracts are highly rated financial institutions whereby contracts are supported by collateral, which minimizes the credit risk associated with such contracts.

During 2025, 2024 and 2023, the Company did not recognize gains or losses resulting from any derivative instruments which previously qualified for hedge accounting that no longer qualify for hedge accounting (or which were ineffective for a portion of the year).

At December 31, 2025 and 2024, the Company’s outstanding derivative instruments, shown in notional or contract amounts and fair value, are summarized as follows:

	Contract or
	Notional Amount		Fair Value
	2025	2024	2025	2024
Derivative assets:
Options	$85,967,255	$74,368,184	6,756,740	4,835,805
Credit default swaps	510,000	10,000	75,820	(509)
Interest rate swaps	39,746,274	22,535,230	100,683	(231,089)
Total return swaps	388,320	76,507	892	223
Futures	138,587	36,011	189,091	90,665
Currency swaps	11,893,736	18,807,758	557,144	1,077,930
Forwards	7,321,202	9,774,773	207,548	650,475
Swaptions	1,653,069	2,204,092	382	2,136
Equity warrants	—	—	1,148	405
Derivative liabilities:
Options	5,621,497	3,642,738	168,308	125,578
Interest rate swaps	543,895	550,895	11,469	28,224
Total return swaps	144,462	152,544	1,606	3,593
Futures	445	—	1,031	11,361
Currency swaps	26,443,163	8,361,062	1,237,479	895,773
Forwards	11,950,311	4,715,214	309,962	192,164

6.    Fair Value

Included in the financial statements are certain financial instruments carried at fair value.  Other financial instruments are periodically measured at fair value, such as certain bonds and preferred stock carried at the lower of cost or fair value.
The fair value of an asset and a liability is the amount at which that asset could be bought or sold and the liability could be transferred in a current transaction between willing parties, that is, other than in a forced or liquidation sale.

Athene Annuity and Life Company
Notes to Financial Statements – Statutory-Basis
December 31, 2025, 2024 and 2023
(Dollars in thousands)
Determination of Fair Value
The following methods and assumptions were used by the Company in estimating fair value for financial instruments in the accompanying financial statements and notes thereto:
Bonds, preferred stocks, cash equivalents, short-term investments (bonds), and unaffiliated common stocks: Fair values of these investments are based on quoted market prices or commercially available pricing vendors, when available. If neither a quoted market price nor vendor price is available, the Company obtains broker quotes or utilizes an internally-developed model to estimate fair value.
In the case of privately placed corporate bonds, fair values are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments.

The fair values for unaffiliated common stock are derived based on the process described above, except for FHLB common stock, which is valued at cost which is equivalent to fair value.

Mortgage loans: The estimated net cash flows to maturity were discounted to derive an estimated fair value using a discount rate based on the loan’s remaining weighted average life and credit quality. Loans which have been restructured are valued primarily at the discounted estimated net cash flows to maturity. Loans that are in foreclosure or are significantly delinquent were valued at the underlying collateral value.

Policy loans, cash, and short-term investments (money market): The carrying amounts reported in the accompanying balance sheets for these instruments approximates fair value.

Derivative instruments: Fair values for derivative instruments included in both derivative assets and derivative liabilities are principally valued using an income approach with valuations principally provided by third party brokers. Counterparty credit risk is considered and incorporated in the Company's valuation process through counterparty credit rating requirements and monitoring of overall exposure.

Derivative collateral asset and liability: The carrying amounts reported in the accompanying balance sheets approximate fair value, as the collateral is held in cash.

Other invested assets: Partnership interests are valued based on the most recent net asset value (NAV) obtained from fund managers, adjusted for contribution and distribution activity to roll forward the NAV to the balance sheet date. For fixed-rate and variable-rate investments, the carrying amounts reported in the accompanying balance sheets approximate fair value. Surplus notes are valued consistent with bonds, as discussed above. Certain assets included within other invested assets are valued based on cost.

Separate account assets - variable products: Assets held in separate accounts are reported at the quoted fair values of the underlying investments in the separate accounts. The underlying investments generally include mutual funds, short-term investments and cash, the valuations of which are based upon a quoted market price or commercially available pricing vendors.
Separate account assets and liabilities - group annuity and index-linked annuity: Fair values of the underlying separate accounts assets and liabilities supporting PGA and index-linked annuity follow the same fair value assumptions and methods utilized in the general account.

Separate account liabilities – funding agreements: Fair values of the separate account funding agreement liabilities follow the same fair value assumptions and methods utilized in the general account.

Athene Annuity and Life Company
Notes to Financial Statements – Statutory-Basis
December 31, 2025, 2024 and 2023
(Dollars in thousands)
Deposit-type contracts: Fair values of the Company’s liabilities under contracts not involving mortality or morbidity risks (principally, immediate annuities and supplementary contracts) are calculated by discounting best estimate cash flows based on market interest rate assumptions. Fair value of funding agreements are calculated by discounting future cash flows using market rates on the valuation date.

Repurchase agreements: Repurchase agreements are short-term in nature, therefore the carrying value approximates fair value.

Valuation Hierarchy
The Company's financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100, Fair Value. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1) and the lowest ranking to fair values determined using methodologies and models with significant unobservable inputs (Level 3). An asset’s or a liability’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

Level 1 - Values are unadjusted quoted prices for identical assets and liabilities in active markets accessible at the measurement date.

Level 2 - Inputs include quoted prices for similar assets or liabilities in active markets, quoted prices from those willing to trade in markets that are not active, or other inputs that are observable or can be corroborated by market data for the term of the instrument.  Such inputs include market interest rates and volatilities, spreads and yield curves.

Level 3 - Certain inputs are unobservable (supported by little or no market activity) and significant to the fair value measurement.  Unobservable inputs reflect the Company’s best estimate of what hypothetical market participants would use to determine a transaction price for the asset or liability at the reporting date.

Athene Annuity and Life Company
Notes to Financial Statements – Statutory-Basis
December 31, 2025, 2024 and 2023
(Dollars in thousands)
Fair Value Measurements
The following tables provide information about the Company’s financial assets and liabilities which are measured and reported at fair value in the balance sheets:

	December 31, 2025
	Level 1	Level 2	Level 3	Total
Assets at fair value
Bonds	$10,030	$80,157	$20,049	$110,236
Preferred stocks	140,569	459,220	—	599,789
Common stocks - unaffiliated	20,980	1,057,204	7,499	1,085,683
Derivative assets:
Options	—	2,730,260	—	2,730,260
Interest rate swaps	381	82	—	463
Total return swaps	—	892	—	892
Futures	189,091	—	—	189,091
Currency swaps	—	120,620	—	120,620
Forwards	—	207,548	—	207,548
Swaptions	—	382	—	382
Equity warrants	—	—	1,148	1,148
Other invested assets	—	689,832	47,939	737,771
Separate account assets - group annuity	6,027	198,499	6,993	211,519
Separate account assets - index-linked annuity	1,631	23,150	33	24,814
Separate account assets - variable products	—	206,645	—	206,645
Total assets at fair value	$368,709	$5,774,491	$83,661	$6,226,861
Liabilities at fair value
Derivative liabilities:
Options	$—	$150,484	$—	$150,484
Interest rate swaps	68	—	—	68
Total return swaps	—	1,606	—	1,606
Futures	1,031	—	—	1,031
Currency swaps	—	368,285	—	368,285
Forwards	—	309,962	—	309,962
Separate account liabilities - group annuity	—	75,901	—	75,901
Separate account liabilities - index-linked annuity	—	5,907	—	5,907
Separate account liabilities - variable products	—	204,129	—	204,129
Total liabilities at fair value	$1,099	$1,116,274	$—	$1,117,373

Athene Annuity and Life Company
Notes to Financial Statements – Statutory-Basis
December 31, 2025, 2024 and 2023
(Dollars in thousands)

	December 31, 2024
	Level 1	Level 2	Level 3	Total
Assets at fair value
Bonds	$—	$95,522	$22,705	$118,227
Preferred stocks	143,491	843,107	—	986,598
Common stocks - unaffiliated	21,577	710,704	8,792	741,073
Derivative assets:
Options	—	1,730,125	—	1,730,125
Interest rate swaps	1,178	216	—	1,394
Total return swaps	—	223	—	223
Futures	90,665	—	—	90,665
Currency swaps	—	403,157	—	403,157
Forwards	—	650,475	—	650,475
Swaptions	—	2,136	—	2,136
Equity warrants	—	—	405	405
Other invested assets	—	—	2,601	2,601
Separate account assets - group annuity	6,349	374,272	4,590	385,211
Separate account assets - index-linked annuity	1,766	34,864	34	36,664
Separate account assets - variable products	—	135,679	—	135,679
Total assets at fair value	$265,026	$4,980,480	$39,127	$5,284,633
Liabilities at fair value
Derivative liabilities:
Options	$—	$92,675	$—	$92,675
Interest rate swaps	236	—	—	236
Total return swaps	—	3,593	—	3,593
Futures	11,361	—	—	11,361
Currency swaps	—	110,634	—	110,634
Forwards	—	192,164	—	192,164
Separate account liabilities - group annuity	—	19,271	—	19,271
Separate account liabilities - index-linked annuity	—	2,606	—	2,606
Separate account liabilities - variable products	—	135,607	—	135,607
Total liabilities at fair value	$11,597	$556,550	$—	$568,147

The methodologies and inputs utilized in estimating the fair values of assets and liabilities measured and reported at fair value are reliant on the assumptions used. Fair value estimates are based on quoted market prices and commercially available vendor prices, when available. When those prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality. In instances where there is little or no market activity for the same or similar instruments, the Company estimates the fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price. These valuation techniques involve some level of management estimation and judgment which may become significant with increasingly complex instruments or pricing models. Where appropriate, adjustments are included to reflect risk inherent in a particular methodology, model or input employed. For further discussion regarding which financial instruments are included at each applicable level, please refer to the “Fair Value of All Financial Instruments” section below.

Athene Annuity and Life Company
Notes to Financial Statements – Statutory-Basis
December 31, 2025, 2024 and 2023
(Dollars in thousands)
Level 3 Reconciliation
The following tables summarize the changes in assets and liabilities classified as Level 3:

	Year Ended December 31, 2025
	Beginning			Total Gains	Total Gains				Total Ending
	Balance at	Transfers	Transfers	(Losses)	(Losses)				Balance at
	January 1,	into	out of	Included in	Included in				December 31,
	2025	Level 3	Level 3	Net Income	Surplus	Purchases	Sales	Settlements	2025
Assets
Bonds	$22,706	$39,128	$(18,854)	$(18,728)	$(3,764)	$333		$(772)	$20,049
Common stocks	8,792				(1,293)				7,499
Derivative assets:
Equity warrants	405				743				1,148
Other invested assets	2,601	46	(406,057)		(21,248)	476,542	(3,945)	—	47,939
Separate account assets - group annuity	4,590	10,958	(2,025)	(5,660)	(836)			(34)	6,993
Separate account assets - index-linked annuity	34				(1)				33
Total assets	$39,128	$50,132	$(426,936)	$(24,388)	$(26,399)	$476,875	$(3,945)	$(806)	$83,661

	Year Ended December 31, 2024
	Beginning			Total Gains	Total Gains				Total Ending
	Balance at	Transfers	Transfers	(Losses)	(Losses)				Balance at
	January 1,	into	out of	Included in	Included in				December 31,
	2024	Level 3	Level 3	Net Income	Surplus	Purchases	Sales	Settlements	2024
Assets
Bonds	$5,629	$80,648	$(55,692)	$52	$(4,406)	$—	$(3,164)	$(361)	$22,706
Preferred stocks	—	4,575	(4,538)	—	(37)	—	—	—	—
Common stocks	7,386	—	—	—	(307)	1,713	—	—	8,792
Derivative assets:
Equity warrants	—	389	—	—	16	—	—	—	405
Other invested assets	2,772	—	—	(171)	—	—	—	—	2,601
Separate account assets - group annuity	1,934	30,919	(26,293)	194	(1,268)	—	(892)	(4)	4,590
Separate account assets - index-linked annuity	—	33	—	—	1	—	—	—	34
Total assets	$17,721	$116,564	$(86,523)	$75	$(6,001)	$1,713	$(4,056)	$(365)	$39,128

Transfers
Transfers between fair value hierarchy levels are recognized at the end of the period in which the transfer occurs. Transfers into and out of Level 3 represent securities which are carried at lower of cost or fair value resulting in periodic transfers into and out of Level 3 financial instruments which are characterized as carried at fair value.
Fair Value of All Financial Instruments
The aggregate fair value of the Company’s financial instruments and the level within the fair value hierarchy are presented in the following tables and with the related admitted values. Pursuant to SSAP No.100, insurance contracts (other than deposit-type contracts) and affiliated common stocks have been excluded.

Athene Annuity and Life Company
Notes to Financial Statements – Statutory-Basis
December 31, 2025, 2024 and 2023
(Dollars in thousands)

	December 31, 2025
Type of Financial Instrument	Aggregate Fair Value	Admitted Values	NAV[1]	Level 1	Level 2	Level 3
Assets
Bonds	$156,057,512	$158,852,395	$—	$14,259,275	$101,736,089	$40,062,148
Preferred stock	1,450,802	1,450,140	—	140,782	459,220	850,800
Common stocks - unaffiliated	1,085,683	1,085,683	—	20,980	1,057,204	7,499
Mortgage loans	86,104,239	86,638,528	—	—	—	86,104,239
Policy loans	130,700	130,700	—	—	130,700	—
Cash, cash equivalents and short-term investments	9,357,365	9,357,352	—	8,695,383	661,982	—
Derivative assets:
Options	6,756,740	4,338,015	—	—	6,756,740	—
Credit default swap	75,820	68,487	—	—	76,196	(376)
Interest rate swaps	100,683	463	—	12,913	87,770	—
Total return swaps	892	892	—	—	892	—
Futures	189,091	189,091	—	189,091	—	—
Currency swaps	557,144	589,727	—	—	557,144	—
Forwards	207,548	207,548	—	—	207,548	—
Swaptions	382	382	—	—	382	—
Equity warrants	1,148	1,148	—	—	—	1,148
Derivative collateral asset	655,644	655,644	—	655,644	—	—
Other invested assets	17,724,178	17,387,119	12,434,181		3,867,927	1,422,070
Separate account assets - variable products	206,645	206,645	—	—	206,645	—
Separate account assets - group annuity	39,580,470	42,617,549	1,702,590	2,537,012	26,396,025	8,944,843
Separate account assets - index-linked annuity	3,973,372	3,985,792	188,769	167,171	2,352,057	1,265,375
Total assets	$324,216,058	$327,763,300	$14,325,540	$26,678,251	$144,554,521	$138,657,746
Liabilities
Deposit-type contracts	$64,868,361	$64,259,784	$—	$—	$64,242,983	$625,378
Derivative liabilities:
Options	168,308	158,893	—	—	168,308	—
Interest rate swaps	11,469	3,683	—	11,469	—	—
Total return swaps	1,606	1,606	—	—	1,606	—
Futures	1,031	1,031	—	1,031	—	—
Currency swaps	1,237,479	1,219,505	—	—	1,237,479	—
Forwards	309,962	309,962	—	—	309,962	—
Derivative and other collateral	5,837,970	5,837,970	—	5,837,970	—	—
Repurchase agreements	5,045,980	5,045,980	—	—	5,045,980	—
Separate account liabilities - funding agreements	22,770,478	22,408,086	—	—	22,770,478	—
Separate account liabilities - group annuity deposit-type contracts	5,712	5,870	—	—	—	5,712
Separate account liabilities - group annuity derivatives	273,322	310,040	—	—	273,322	—
Separate account liabilities - index-linked annuity derivatives	26,258	26,280	—	—	26,258	—
Total liabilities	$100,557,936	$99,588,690	$—	$5,850,470	$94,076,376	$631,090
[1] Investments measured at NAV as a practical expedient in determining fair value have not been classified in the fair value hierarchy.

Athene Annuity and Life Company
Notes to Financial Statements – Statutory-Basis
December 31, 2025, 2024 and 2023
(Dollars in thousands)

	December 31, 2024
Type of Financial Instrument	Aggregate Fair Value	Admitted Values	NAV[1]	Level 1	Level 2	Level 3
Assets
Bonds	$125,885,142	$130,962,442	$—	$4,774,146	$93,657,013	$27,453,983
Preferred stock	1,821,817	1,819,311	—	143,650	843,107	835,060
Common stocks - unaffiliated	741,072	741,073	—	21,576	710,704	8,792
Mortgage loans	58,273,683	60,226,224	—	—	—	58,273,683
Policy loans	140,451	140,451	—	—	140,451	—
Cash, cash equivalents and short-term investments	9,764,737	9,764,163	—	8,746,076	859,325	159,336
Derivative assets:
Options	4,835,805	3,123,186	—	—	4,835,805	—
Credit default swaps	(509)	—	—	—	—	(509)
Interest rate swaps	(231,089)	1,394	—	(162,202)	(68,887)	—
Total return swaps	223	223	—	—	223	—
Futures	90,665	90,665	—	90,665	—	—
Currency swaps	1,077,930	977,141	—	—	1,077,930	—
Forwards	650,475	650,475	—	—	650,475	—
Swaptions	2,136	2,136	—	—	2,136	—
Equity warrants	405	405	—	—	—	405
Derivative collateral asset	579,393	579,393	—	579,393	—	—
Other invested assets	11,483,483	11,568,991	9,522,646	—	503,290	1,457,547
Separate account assets - variable products	135,679	135,679	—	—	135,679	—
Separate account assets - group annuity	40,326,648	44,313,961	1,964,880	1,828,004	26,380,545	10,153,219
Separate account assets - index-linked annuity	2,868,822	2,933,115	44,091	133,584	1,827,199	863,948
Total assets	$258,446,968	$268,030,428	$11,531,617	$16,154,892	$131,554,995	$99,205,464
Liabilities
Deposit-type contracts	$35,630,247	$36,359,016	$—	$—	$35,159,930	$470,317
Derivative liabilities:
Options	125,578	104,654	—	—	125,578	—
Interest rate swaps	28,224	7,035	—	28,224	—	—
Total return swaps	3,593	3,593	—	—	3,593	—
Futures	11,361	11,361	—	11,361	—	—
Currency swaps	895,773	711,288	—	—	895,773	—
Forwards	192,164	192,164	—	—	192,164	—
Derivative and other collateral	5,617,217	5,617,217	—	5,617,217	—	—
Repurchase agreements	5,625,701	5,625,701	—	—	5,625,701
Separate account liabilities - funding agreements	14,901,401	14,841,302	—	—	14,901,401	—
Separate account liabilities - group annuity deposit-type contracts	7,533	7,710	—	—	—	7,533
Separate account liabilities - group annuity derivatives	118,437	121,631	—	—	118,437	—
Separate account liabilities - index-linked annuity derivatives	3,878	3,710	—	—	3,878	—
Total liabilities	$63,161,107	$63,606,382	$—	$5,656,802	$57,026,455	$477,850
[1] Investments measured at NAV as a practical expedient in determining fair value have not been classified in the fair value hierarchy.

Athene Annuity and Life Company
Notes to Financial Statements – Statutory-Basis
December 31, 2025, 2024 and 2023
(Dollars in thousands)
Bonds, preferred stocks, unaffiliated common stocks, cash equivalents, short-term investments, and other invested assets (surplus notes): Bonds, preferred stocks, cash equivalents, short-term investments, and surplus notes (included in other invested assets) classified as Level 2 are valued by commercially available vendors using observable inputs or inputs which can be corroborated by market data. Unaffiliated common stocks classified as Level 2 includes FHLB stock, which is carried at fair value and presumed to be at par value because it can only be redeemed by the bank. Bonds, short-term investments and unaffiliated common stock classified as Level 3 are valued using broker quotes or internal models containing significant unobservable inputs.

Mortgage loans: Mortgage loans classified as Level 3 are primarily valued based on estimated net cash flows to maturity, discounted at a rate based on the loan’s remaining weighted average life and credit quality, which contains significant unobservable inputs.

Policy loans: The fair value of policy loans classified as Level 2 is equal to the carrying value of the loans, which are collateralized by the cash surrender value of the associated insurance contract.

Cash, cash equivalents, short-term investments, and derivative collateral asset and liability: The fair value of cash, short-term investments (excluding those short-term investments classified as Level 2 described above), and derivative collateral (which is held entirely in cash) classified as Level 1 are valued using quoted market prices and carrying value approximates fair value.

Derivative assets and derivative liabilities: Derivatives classified as Level 1 are valued using quoted market prices on active exchanges. Derivatives classified as Level 2 are valued based on broker quotes corroborated through internal modeling using market observable data. Derivatives classified as Level 3 are valued utilizing non-corroborated broker quotes or internal modeling containing significant unobservable inputs.

Other invested assets (excluding surplus notes): For fixed-rate and variable-rate investments included in other invested assets classified as Level 3, fair value approximates the carrying value in the accompanying balance sheets. Certain assets included within other invested assets classified as Level 3 are valued based on cost. The Company's investment in AAA and other joint venture and partnership interests included within other invested assets are not classified in the fair value hierarchy and are reported in the NAV column, which is the practical expedient in determining fair value. NAV is adjusted for contribution and distribution activity to roll forward the NAV to the balance sheet date. At December 31, 2025, the Company's general and separate accounts have $5,523,744 unfunded commitments to invest in AAA and other joint venture and partnership interests.

Separate account assets - variable products: Separate account assets classified as Level 2 are valued based on the fair value of the underlying funds.

Separate account assets - group annuity and index-linked annuity: Separate account assets classified as Level 1, 2 and 3 or included in the NAV column are valued using the same fair value assumptions and methods utilized in the general account.
Deposit-type contracts (including separate account group annuity and funding agreements): Deposit-type contracts classified as Level 3 include SPIA and supplemental contracts. Fair value of SPIA and supplemental contracts, including separate account group annuity contracts, are calculated by discounting best estimate cash flows based on market interest rate assumptions. Fair value of the funding agreements are calculated by discounting future cash flows using market rates on the valuation date, and are classified as Level 2.

Athene Annuity and Life Company
Notes to Financial Statements – Statutory-Basis
December 31, 2025, 2024 and 2023
(Dollars in thousands)
Repurchase agreements - The carrying value of the repurchase agreements liability approximates fair value and is reported as Level 2.

7.    Reinsurance
Reinsurance allows life insurance companies to share risk on a case-by-case or aggregated basis with other insurance and reinsurance companies.  The Company generally reinsures the majority of in force and all future annuity business, after the impacts of all other reinsurance are applied, on a quota share modified coinsurance or coinsurance funds withheld basis to AARe, an affiliated reinsurer domiciled in Bermuda. Under modified coinsurance, all assets and liabilities are retained by the ceding company, and the reinsurer is required to indemnify the ceding company on the reinsurer’s share of the assets and liabilities. The Company's funding agreements are generally reinsured on a modified coinsurance basis to AARe.  In addition, any life insurance blocks previously written by the Company are generally sold or completely reinsured to another life insurance company.
The Company’s ceded reinsurance arrangements reduced certain items in the accompanying financial statements for the years ended December 31, 2025, 2024, and 2023, by the following amounts:

	2025	2024	2023
Premiums	$35,780,892	$32,174,847	$39,983,744
Policy and contract liabilities	74,388,788	62,236,931	12,087,176
Life insurance in force ceded under risk sharing arrangements at December 31, 2025 and 2024, totaled $15,459,765 and $17,062,518, respectively. The Company enters into trust agreements with reinsurers as security in support of the reserves ceded to these reinsurers.

The Company recorded reinsurance recoveries in the amount of $5,341,469, $5,061,872, and $4,384,235 during 2025, 2024, and 2023, respectively.

The following table illustrates the amounts the Company assumed under reinsurance treaties for the years ended December 31, 2025, 2024, and 2023:

	2025	2024	2023
Premiums	$8,188,561	$2,790,570	$4,076,814
Policy and contract liabilities	21,114,165	15,137,303	13,798,423

Gains on cession of in force blocks of business are to be accounted for in accordance with Appendix A-791 of the NAIC Accounting Practices and Procedures Manual which requires that any increase in surplus (net of federal income tax) resulting from reinsurance agreements entered into or amended which involve the reinsurance of business issued prior to the effective date of the agreements shall be deferred and identified separately as a surplus item by the ceding company.  Subsequent recognition of the surplus increase as income shall be reflected on a net of tax basis as earnings emerge from the business reinsured. Based on the emergence of earnings of previous reinsurance of in force blocks of business in 2025, 2024 and 2023, $17,376, $13,782, and $12,251, respectively, was amortized into income.

The Company is liable for the portion of the policies reinsured under each of its existing reinsurance agreements in the event the assuming companies are unable to pay their portion of any reinsured claim. Management believes that any liability from this contingency is unlikely. The Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk. The Company is not aware

Athene Annuity and Life Company
Notes to Financial Statements – Statutory-Basis
December 31, 2025, 2024 and 2023
(Dollars in thousands)
of any issues surrounding the financial condition of its reinsurers that would have a material impact on the Company.

Annuity Reinsurance
The Company entered into a modified coinsurance agreement effective January 1, 2024 with AARe pursuant to which it cedes a quota share of certain of the Company’s retail annuity business issued on or after January 1, 2024.  Modified coinsurance reserves ceded to AARe under this agreement were $5,745,786 and $3,954,946 as of December 31, 2025 and 2024, respectively.

The Company entered into a modified coinsurance agreement effective January 1, 2023 with AARe pursuant to which it cedes a quota share of certain of the Company’s retail annuity business issued on or after January 1, 2023. Effective July 1, 2024, the agreement was amended to convert the basis of reinsurance from modified coinsurance to coinsurance funds withheld. In connection with this amendment, the Company paid AARe a $260,000 ceding commission. The Company has recognized a reserve credit of $65,263,421 and $50,135,336 and reported funds held under reinsurance of $65,543,637 and $50,299,856 as of December 31, 2025 and 2024, respectively, for this agreement.

Effective January 1, 2023, the Company entered into a modified coinsurance agreement with AARe, pursuant to which it cedes a quota share of certain funding agreements issued after the effective date of the treaty in both the general and separate accounts. Modified coinsurance reserves ceded to AARe under this agreement were $16,353,293 and $4,089,636 as of December 31, 2025 and 2024, respectively.

Effective January 1, 2023, the Company entered into a modified coinsurance agreement with AARe, pursuant to which it cedes a quota share of certain pension group annuity business issued after the effective date of the treaty. Modified coinsurance reserves ceded to AARe were $857,578 and $1,083,033 as of December 31, 2025 and 2024, respectively.

Effective June 12, 2023, the Company entered into a coinsurance agreement with USAA Life Insurance Company (USAA) to assume a quota share of multi-year guaranteed annuities issued by USAA on or after the effective date of the treaty. Effective August 21, 2023, an amendment was made to the existing treaty to assume a quota share of fixed indexed annuities issued by USAA on or after the effective date of the amended treaty. The Company retrocedes 80% of this block of business to AARe under an existing modified coinsurance treaty. Assumed reserves were $8,745,003 and $2,716,522 at December 31, 2025 and 2024, respectively, of which $6,996,002 and $2,173,218 represented modified coinsurance reserves ceded to AARe at December 31, 2025 and 2024, respectively.

Effective October 1, 2016, the Company entered into a coinsurance agreement with Hannover Life Reassurance Company of America (Hannover).  The agreement cedes a quota share of certain benefits of fixed indexed annuity products. Effective July 1, 2023, the Company amended the coinsurance agreement to modify the quota share of benefits. The quota share was further modified via an amendment on October 1, 2024. On the effective date of each amendment, the Company recognized a reserve credit of $139,145 in 2024 and $284,216 in 2023 equal to the difference between the existing reserves on in force policies ceded to Hannover and the reserve calculated under the amended agreement. As each amended agreement covers business issued prior to the effective date, the initial after-tax gain net of affiliated reinsurance impacts of $21,614 in 2024 and $34,484 in 2023 was recognized directly in surplus and will be amortized into income in accordance with Appendix A-791 of the NAIC Accounting Practices and Procedures Manual. The Company has recognized a reserve credit of $4,046,483 and $2,759,545 for this agreement as of December 31, 2025 and 2024, respectively. In addition, the Company maintains a liability equal to $589,676 and $410,225 as of December 31, 2025 and 2024, respectively, which is reported within other reinsurance liability on the balance sheets.

Athene Annuity and Life Company
Notes to Financial Statements – Statutory-Basis
December 31, 2025, 2024 and 2023
(Dollars in thousands)
Effective July 1, 2022, the Company entered into a quota share coinsurance agreement with Protective Life Insurance Company (Protective) to assume a quota share of fixed indexed annuities and multi-year guaranteed annuities issued by Protective on or after the effective date of the treaty. The Company also entered into a retrocession modified coinsurance agreement with AARe effective July 1, 2022 to cede 80% of this block of business to AARe. Assumed reserves were $3,169,029 and $1,012,996 at December 31, 2025 and 2024, respectively, of which $2,535,223 and $810,397 represented modified coinsurance reserves ceded to AARe at December 31, 2025 and 2024, respectively.

Effective January 1, 2022, the Company entered into a modified coinsurance agreement with AARe, pursuant to which it cedes a quota share, specified by the Company, of certain of the Company’s retail annuity business issued on or after the effective date through December 31, 2022. This treaty is applied after the impacts of third party reinsurance. Modified coinsurance reserves were $2,263,362 and $2,774,587 as of December 31, 2025 and 2024, respectively.

Effective June 1, 2020, the Company entered into a modified coinsurance agreement with AARe to cede a quota share of all in force and certain future funding agreements in both the general and separate accounts. Modified coinsurance reserves for this agreement were $22,982,198 as of December 31, 2024. Effective July 1, 2025, the Company amended this treaty to consolidate it with another legacy funding agreement funds withheld agreement with AARe. As of December 31, 2024, the Company recognized a reserve credit of $4,075,227 and reported funds held under reinsurance for the legacy funds withheld agreement of $4,064,144. Modified coinsurance reserves for the combined agreement were $31,944,573 as of December 31, 2025.

Effective June 1, 2020, the Company entered into another modified coinsurance agreement with AARe to cede a quota share of certain future funding agreements. Modified coinsurance reserves for this agreement were $5,730,168 and $5,506,892 as of December 31, 2025 and 2024, respectively.

Effective July 1, 2019, the Company entered into a modified coinsurance agreement with AARe to cede 80% of certain index-linked deferred annuity business issued on or after the effective date of the treaty. The agreement is on a modified coinsurance basis, under which the Company retains the reserves and supporting assets relating to this business. These reserves and assets are held in a separate account and the reinsurance is recorded in the corresponding separate account. Modified coinsurance reserves for this agreement were $5,151,614 and $3,564,640 as of December 31, 2025 and 2024, respectively.

Effective January 1, 2018, the Company entered into a modified coinsurance agreement with AARe to cede 80% quota share of certain PGA business issued on or after April 1, 2017. The agreement is on a modified coinsurance basis, under which the Company retains the reserves and supporting assets relating to this business.  These reserves and assets are held in one or more separate accounts and the reinsurance is recorded in the corresponding separate account.  Modified coinsurance reserves for this agreement were $7,527,642 and $7,236,238 as of December 31, 2025 and 2024, respectively.

Effective September 17, 2018, the Company entered into a coinsurance agreement with Brighthouse Life Insurance Company (Brighthouse) to assume a quota share of certain multi-year guaranteed annuity policies issued by Brighthouse on or after the effective date of the treaty. This treaty was closed to new business effective April 30, 2024.  The Company retrocedes 80% of this block to AARe under a modified coinsurance agreement. Assumed reserves were $4,783,119 and $6,371,968 at December, 31 2025 and 2024, respectively, of which $3,826,495 and $5,097,574 represented modified coinsurance reserves ceded to AARe at December 31, 2025, and 2024, respectively.

Athene Annuity and Life Company
Notes to Financial Statements – Statutory-Basis
December 31, 2025, 2024 and 2023
(Dollars in thousands)
Effective June 1, 2018, the Company entered into three quota share reinsurance agreements, two coinsurance and one modified coinsurance, with Venerable Insurance and Annuity Company (VIAC) to assume a 20% quota share of all fixed annuity and guaranteed minimum income benefit rider policies issued by VIAC prior to the effective date of the treaty. Effective July 1, 2023, VIAC recaptured $564,137 of payout annuity reserves assumed by the Company under the two coinsurance agreements and the Company recognized a $29,272 pretax gain upon settlement of the recapture agreement. Assumed reserves on the coinsurance treaties were $1,030,833 and $1,270,414 at December 31, 2025 and 2024, respectively, and modified coinsurance reserves held at VIAC for business assumed by the Company were $28,062 and $32,859 at December 31, 2025 and 2024, respectively.
Effective April 1, 2019, the Company entered into a modified coinsurance agreement with AARe to cede 80% quota share of certain PGA business issued on or after the effective date of the treaty. The agreement is on a modified coinsurance basis, under which the Company retains the reserves and supporting assets relating to this business. These reserves and assets are held in one or more separate accounts and the reinsurance is recorded in the corresponding separate account. Modified coinsurance reserves at December 31, 2025 and 2024 were $24,887,919 and $26,337,949, respectively.

Effective January 1, 2018, the Company entered into a modified coinsurance agreement with AARe to cede 80% of all fixed spread annuity and fixed spread life insurance business in force as of October 1, 2013.  Modified coinsurance reserves at December 31, 2025 and 2024 were $414,610 and $472,903, respectively.

Effective January 1, 2018, the Company entered into a modified coinsurance agreement with AARe. The agreement ceded a quota share of certain in force and future annuity business after the effective date of the treaty. Effective July 1, 2025, the Company amended this treaty to consolidate it with another modified coinsurance treaty with AARe. This treaty was applied after the impacts of all other reinsurance agreements were applied. Modified coinsurance reserves for the consolidated treaty at December 31, 2025 and 2024 were $51,226,397 and $48,999,519, respectively.

Effective August 1, 2017, the Company entered into a variable quota share coinsurance agreement with The Lincoln National Life Insurance Company (LNL) to assume a percentage of LNL’s multi-year guaranteed annuity and fixed indexed annuity business issued on or after the effective date of the treaty.  The Company retrocedes 80% of the assumed business to AARe under a modified coinsurance agreement. Assumed reserves were $281,020 and $464,375 at December 31, 2025 and 2024, respectively, of which $224,816 and $371,500 represented modified coinsurance reserves ceded at December 31, 2025 and 2024, respectively.

Effective August 30, 2013, the Company entered into a reinsurance agreement with STAR, an affiliated reinsurer. The agreement ceded, through coinsurance, all annuity contracts issued by the Company (and its predecessor by merger, Aviva Life Insurance Company) to Aviva London Assignment Corporation, a former affiliated entity. The Company has taken a reserve credit of $966,080 and $992,442 for this agreement as of December 31, 2025 and 2024, respectively.

Effective April 1, 2014, AADE entered into a reinsurance agreement with STAR to assume a 20% quota share of a block of annuities under a coinsurance funds withheld reinsurance agreement. Prior to the merger of the Company and AADE, STAR recaptured this agreement effective July 1, 2024.  In connection with the recapture, AADE paid a $40,138 commission, recorded $218,075 of negative assumed premiums and deposits, and released $201,247 of policy and contract liabilities and $16,828 of interest maintenance reserves.  The impact of the recapture is reflected in the merged financial statements.

Athene Annuity and Life Company
Notes to Financial Statements – Statutory-Basis
December 31, 2025, 2024 and 2023
(Dollars in thousands)
Effective December 31, 2012, the Company entered into a coinsurance funds withheld agreement to assume 90% of AANY's annuity business. The Company retrocedes 89% of this block to AARe under a modified coinsurance agreement. Assumed reserves were $2,714,555 and $2,855,918 at December 31, 2025 and 2024, respectively, of which $2,415,954 and $2,541,767 represented modified coinsurance reserves ceded at December 31, 2025 and 2024, respectively.
Effective November 1, 2012, the Company entered into a coinsurance agreement with Liberty Bankers Life Insurance Company to assume 100% of an annuity block of business. The Company retrocedes 80% of this block to AARe under a modified coinsurance agreement. Assumed reserves were $32,201 and $40,281 at December 31, 2025 and 2024, respectively, of which $25,761 and $32,225 represented modified coinsurance reserves ceded at December 31, 2025 and 2024, respectively.
Effective December 16, 2011, the Company entered into an agreement with Transamerica Life Insurance Company to assume on a coinsurance basis 28.3% of a certain block of deferred annuity business. The Company retrocedes 80% of the assumed annuity business to AARe under a modified coinsurance agreement. Assumed reserves were $205,178 and $246,440 at December 31, 2025 and 2024, respectively, of which $164,143 and $197,152 represented modified coinsurance reserves ceded at December 31, 2025 and 2024, respectively.
Life Reinsurance
The Company entered into a reinsurance agreement on December 15, 2011 with Athene Re IV, an affiliated reinsurer. The agreement ceded, through funds withheld coinsurance, all policy liabilities of the regulatory closed block of the former AmerUs Life Insurance Company, a predecessor of the Company (the Closed Block). The Closed Block consists of participating whole life insurance, term life insurance, and dividend-paying universal life insurance. The Closed Block was formed on June 30, 1996 for the protection of dividend interests on dividend-paying policies. The formation of the Closed Block coincided with AmerUs Life’s reorganization into a mutual holding company whereby AmerUs Life became a stock life insurance company, initially owned by American Mutual Holding Company. The Company has taken a reserve credit of $1,192,260 and $1,243,471 for this agreement as of December 31, 2025 and 2024, respectively. Funds held under reinsurance with unauthorized reinsurers for this agreement was $1,151,367 and $1,194,280 as of December 31, 2025 and 2024, respectively.

On April 29, 2011, the Company's predecessor by merger, AADE, reinsured substantially all of it's life and health business, primarily to Protective Life Insurance Company under a coinsurance agreement. As of December 31, 2025 and 2024, the Company recognized a reserve credit of $1,153,910 and $1,198,859, respectively, on this business.

The Company entered into an assumption reinsurance agreement on October 1, 2013 with Accordia Life and Annuity Company (Accordia). The agreement ceded, through coinsurance, all open block life insurance contracts issued by the Company, with the exception of Enhanced Guarantee universal life insurance products. The Company has taken a reserve credit of $1,017,897 and $1,033,435 for this agreement as of December 31, 2025 and 2024, respectively. The AmerUs Life Insurance Company regulatory closed block has been ceded to Accordia (net of existing reinsurance) under this reinsurance agreement. As of December 31, 2025 and 2024, the aforementioned reinsurance between the Company and Athene Re IV remains in place, resulting in no amounts ceded to Accordia.

The Company entered into a reinsurance agreement on October 1, 2013 with Accordia. The agreement ceded, through coinsurance, all policy liabilities of the former Indianapolis Life Insurance Company regulatory closed block. The Company has taken a reserve credit of $511,328 and $532,786 for this agreement as of December 31, 2025 and 2024, respectively.

Athene Annuity and Life Company
Notes to Financial Statements – Statutory-Basis
December 31, 2025, 2024 and 2023
(Dollars in thousands)
During 2025 and 2024, the Company novated 474 and 1,067 life policies, respectively, with statutory policy reserves of $31,498 and $49,034, respectively, to Accordia. These policies were previously 100% ceded to Accordia through the open block assumption reinsurance agreement discussed above, and therefore the novation had no impact on the Company’s balance sheet, income or capital and surplus position.

The Company cedes policies to Accordia and Athene Re IV, included in treaties noted above, that fall under the NAIC Term Life and Universal Life with Secondary Guarantees (XXX/AXXX) Credit for Reinsurance Model Regulation.  The primary securities backing the reinsurance contracts related to these policies are greater than or equal to required levels as set forth by Appendix A-785 of the NAIC Accounting Practices and Procedures Manual.

The Company's reinsurance agreements do not require disclosure under paragraphs 78 through 84 of SSAP No. 61, Life, Deposit-Type and Accident and Health Reinsurance.

8.    Life, Annuity and Deposit-Type Actuarial Reserves
Withdrawal characteristics of annuity and deposit-type actuarial reserves are as follows:
Individual Annuities

	December 31, 2025
		Separate	Separate
	General	Accounts with	Account Non-		Percentage
	Account	Guarantees	Guaranteed	Total	of Total
Subject to discretionary withdrawal:
With market value adjustment	$131,375,827	$6,439,518	$—	$137,815,345	73.9%
At book value, less surrender charge of 5% or more	21,935,905	—	—	21,935,905	11.8
At fair value	—	—	192,020	192,020	0.1
Total with market value adjustment or at fair value	153,311,732	6,439,518	192,020	159,943,270	85.8
At book value without adjustment (minimal or no charge or adjustment)	23,912,561	—	—	23,912,561	12.8
Not subject to discretionary withdrawal	2,691,736	—	—	2,691,736	1.4
Total (gross: direct + assumed)	179,916,029	6,439,518	192,020	186,547,567	100.0%
Less: Reinsurance ceded	(70,146,568)	—	—	(70,146,568)
Total (net)	$109,769,461	$6,439,518	$192,020	$116,400,999

The amount included above in the at book value, less surrender charge of 5% or more line that will move to the at book value without adjustment line in the year subsequent to the balance sheet date is $2,454,807.

Athene Annuity and Life Company
Notes to Financial Statements – Statutory-Basis
December 31, 2025, 2024 and 2023
(Dollars in thousands)

	December 31, 2024
		Separate	Separate
	General	Account with	Account Non-		Percentage
	Account	Guarantees	Guaranteed	Total	of Total
Subject to discretionary withdrawal:
With market value adjustment	$107,349,847	$—	$4,455,800	$111,805,647	72.6%
At book value, less surrender charge of 5% or more	17,609,587	—	—	17,609,587	11.4
At fair value	—	5,077	118,526	123,603	0.1
Total with market value adjustment or at fair value	124,959,434	5,077	4,574,326	129,538,837	84.1
At book value without adjustment (minimal or no charge or adjustment)	21,810,286	—	—	21,810,286	14.2
Not subject to discretionary withdrawal	2,596,454	—	—	2,596,454	1.7
Total (gross: direct + assumed)	149,366,174	5,077	4,574,326	153,945,577	100.0%
Less: Reinsurance ceded	(53,749,326)	—	—	(53,749,326)
Total (net)	$95,616,848	$5,077	$4,574,326	$100,196,251

Group Annuities

	December 31, 2025
		Separate	Separate
	General	Accounts with	Account Non-		Percentage
	Account	Guarantees	Guaranteed	Total	of Total
Subject to discretionary withdrawal:
With market value adjustment	$—	$2,636,989	$—	$2,636,989	6.2%
At book value, less surrender charge of 5% or more	38,875	—	—	38,875	0.1
Total with market value adjustment or at fair value	38,875	2,636,989	—	2,675,864	6.3
At book value without adjustment (minimal or no charge or adjustment)	711,432	137,738	—	849,170	1.9
Not subject to discretionary withdrawal	46,881	38,810,827	—	38,857,708	91.8
Total (gross: direct + assumed)	797,188	41,585,554	—	42,382,742	100.0%
Less: Reinsurance ceded	—	—	—	—
Total (net)	$797,188	$41,585,554	$—	$42,382,742

Athene Annuity and Life Company
Notes to Financial Statements – Statutory-Basis
December 31, 2025, 2024 and 2023
(Dollars in thousands)

	December 31, 2024
		Separate	Separate
	General	Accounts with	Account Non-		Percentage
	Account	Guarantees	Guaranteed	Total	of Total
Subject to discretionary withdrawal:
With market value adjustment	$35,695	$2,817,302	$—	$2,852,997	6.4%
At book value, less surrender charge of 5% or more	32,756	—	—	32,756	0.1
Total with market value adjustment or at fair value	68,451	2,817,302	—	2,885,753	6.6
At book value without adjustment (minimal or no charge or adjustment)	809,687	113,588	—	923,275	2.0
Not subject to discretionary withdrawal	51,541	40,382,925	—	40,434,466	91.4
Total (gross: direct + assumed)	929,679	43,313,815	—	44,243,494	100.0%
Less: Reinsurance ceded	—	—	—	—
Total (net)	$929,679	$43,313,815	$—	$44,243,494

Deposit-Type Contracts (no life contingencies)

	December 31, 2025
		Separate	Separate
	General	Account with	Account Non-		Percentage
	Account	Guarantees	Guaranteed	Total	of Total
Subject to discretionary withdrawal:
At book value without adjustment (minimal or no charge or adjustment)	13,308	—	—	13,308	—%
Not subject to discretionary withdrawal	64,463,610	22,413,956	—	86,877,566	100.0
Total (gross: direct + assumed)	64,476,918	22,413,956	—	86,890,874	100.0%
Less: Reinsurance ceded	(217,134)	—	—	(217,134)
Total (net)	$64,259,784	$22,413,956	$—	$86,673,740

	December 31, 2024
		Separate	Separate
	General	Account with	Account Non-		Percentage
	Account	Guarantees	Guaranteed	Total	of Total
Subject to discretionary withdrawal:
At book value without adjustment (minimal or no charge or adjustment)	$13,497	$—	$—	$13,497	—%
Not subject to discretionary withdrawal	40,650,323	14,849,012	—	55,499,335	100.0
Total (gross: direct + assumed)	40,663,820	14,849,012	—	55,512,832	100.0%
Less: Reinsurance ceded	(4,304,804)	—	—	(4,304,804)
Total (net)	$36,359,016	$14,849,012	$—	$51,208,028

Athene Annuity and Life Company
Notes to Financial Statements – Statutory-Basis
December 31, 2025, 2024 and 2023
(Dollars in thousands)
A reconciliation of total annuity and deposit-type actuarial reserves is as follows:

	December 31,
	2025	2024
General Account:
Annuity reserves	$110,240,030	$96,225,542
Supplementary contracts with life contingencies	326,620	320,985
Deposit-type contracts	64,259,784	36,359,016
Separate Accounts:
Annuity reserves	48,217,091	47,893,218
Deposit-type contracts	22,413,956	14,849,012
Total annuity and deposit-type actuarial reserves	$245,457,481	$195,647,773

Account value, cash value and reserves for life insurance by withdrawal characteristics is as follows:

	December 31, 2025
	General Account			Separate Account - Nonguaranteed
	Account	Cash		Account	Cash
	Value	Value	Reserve	Value	Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Term policies with cash value	$—	$1,557,330	$1,587,557	$—	$—	$—
Universal life	753,897	764,934	778,675	—	—	—
Universal life with secondary guarantees	5,177	5,116	39,818	—	—	—
Indexed universal life	183,612	182,668	158,876	—	—	—
Indexed universal life with secondary guarantees	229,131	226,895	606,493	—	—	—
Other permanent cash value life insurance	18,960	602,464	663,805	—	—	—
Variable universal life	3,118	3,118	3,118	13,078	13,078	12,109
Not subject to discretionary withdrawal or no cash values:
Term Policies without cash value	—	—	98,837	—	—	—
Accidental death benefits	—	—	2,815	—	—	—
Disability - active lives	—	—	8,124	—	—	—
Disability - disabled lives	—	—	15,940	—	—	—
Miscellaneous reserves	—	—	66,876	—	—	—
Total (gross: direct + assumed)	1,193,895	3,342,525	4,030,934	13,078	13,078	12,109
Less: Reinsurance ceded	(1,145,498)	(3,294,066)	(3,981,834)	—	—	—
Total (net)	$48,397	$48,459	$49,100	$13,078	$13,078	$12,109

Athene Annuity and Life Company
Notes to Financial Statements – Statutory-Basis
December 31, 2025, 2024 and 2023
(Dollars in thousands)

	December 31, 2024
	General Account			Separate Account - Nonguaranteed
	Account	Cash		Account	Cash
	Value	Value	Reserve	Value	Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Term policies with cash value	$—	$1,624,106	$1,656,085	$—	$—	$—
Universal life	790,153	800,733	814,764	—	—	—
Universal life with secondary guarantees	5,642	5,493	38,933	—	—	—
Indexed universal life	189,653	194,102	163,077	—	—	—
Indexed universal life with secondary guarantees	239,100	234,931	608,253	—	—	—
Other permanent cash value life insurance	19,847	625,384	690,310	—	—	—
Variable universal life	3,204	3,204	3,204	13,023	13,023	12,004
Not subject to discretionary withdrawal or no cash values:
Term Policies without cash value	—	—	122,291	—	—	—
Accidental death benefits	—	—	2,949	—	—	—
Disability - active lives	—	—	7,503	—	—	—
Disability - disabled lives	—	—	16,586	—	—	—
Miscellaneous reserves	—	—	65,465	—	—	—
Total (gross: direct + assumed)	1,247,599	3,487,953	4,189,420	13,023	13,023	12,004
Less: Reinsurance ceded	(1,193,509)	(3,433,801)	(4,134,442)	—	—	—
Total (net)	$54,090	$54,152	$54,978	$13,023	$13,023	$12,004

A reconciliation of total life actuarial reserves, net of reinsurance, is as follows:

	December 31,
	2025	2024

Life insurance	$47,634	$53,368
Accidental death benefits	1	1
Disability - active lives	(2)	(2)
Disability - disabled lives	18	19
Miscellaneous reserves	1,449	1,592
Life reserves - variable life separate account	12,109	12,004
Total life actuarial reserves	$61,209	$66,982

As of December 31, 2025 and 2024, the Company had insurance in force of $1,790,666 and $1,714,738, respectively, for which the gross premiums were less than the net premiums according to the standard of valuation set by the State of Iowa. Reserves to cover this shortfall in premium were $30,928 and $27,252 at December 31, 2025 and 2024, respectively.

Athene Annuity and Life Company
Notes to Financial Statements – Statutory-Basis
December 31, 2025, 2024 and 2023
(Dollars in thousands)
9.    Borrowed Money and Funding Agreements

Liquidity Facility
On June 27, 2025, AHL, AARe, Athene Life Re Ltd. and the Company entered into a revolving credit agreement with a syndicate of banks and Wells Fargo Bank, National Association, as administrative agent (Liquidity Facility). The Liquidity Facility is unsecured and has a commitment termination date of June 26, 2026, subject to any extensions of additional 364-day periods with consent of extending lenders and/or “term-out” of outstanding loans (by which, at our election, the outstanding loans may be converted to term loans which shall have a maturity of up to one year after the original maturity date), in each case in accordance with the terms of the Liquidity Facility. In connection with the Liquidity Facility, AARe guaranteed all of the obligations of each other borrower under the Liquidity Facility and the related loan documents. The Liquidity Facility will be used for liquidity and working capital needs to meet short-term cash flow and investment timing differences. The borrowing capacity under the Liquidity Facility is $2.6 billion, subject to being increased up to $3.1 billion in total on the terms described in the Liquidity Facility. The Liquidity Facility contains various standard covenants with which we must comply, including the following: 1) AARe minimum consolidated net worth of no less than $23.2 billion; and 2) restrictions on our ability to incur liens, with certain exceptions.

Interest accrues on outstanding borrowings at either the adjusted term secured overnight financing rate plus a margin or the base rate plus a margin, with applicable margin varying based on AARe’s financial strength rating. Rates and terms are as defined in the Liquidity Facility. As of December 31, 2025, the Company had no amounts outstanding under the Liquidity Facility and was in compliance with all financial covenants under the facility.

Promissory Note
Effective May 1, 2021, the Company entered into an unsecured revolving promissory note (the Promissory Note), with Athene USA Corporation (AUSA) and certain of AUSA’s other subsidiaries, pursuant to which the Company and other borrower parties thereto may borrow up to $200,000 from AUSA. The Promissory Note has a 5-year term and was approved by the Iowa Department. Interest shall accrue on the principal balance from time to time outstanding at a rate per annum equal to 2.085%. The Company shall pay such interest in arrears quarterly on the last day of each March, June, September and December, on any day any portion of the principal balance is repaid or prepaid.  No amounts were drawn during the year ended December 31, 2025 and December 31, 2024. No interest expense was incurred by the Company during the years ended December 31, 2025, 2024 and 2023.

Funding Agreements
The Company has entered into a purchase agreement, pursuant to which Athene Global Funding, a special-purpose non-affiliated statutory-trust, may offer senior secured medium-term notes under a funding agreement backed notes (FABN) program. The authorized program amount of $45,000,000 may be increased from time to time, subject to compliance with the relevant provisions of the amended and restated purchase agreement currently in effect. Athene Global Funding uses the net proceeds from the sale of each series of medium-term notes to purchase one or more funding agreements issued from the Company.

The Company has issued funding agreements to Athora Lebensversicherung AG (ALV), an affiliated German company, and to various institutions via direct issuances (Direct FA).

The Company has established a secured funding agreement backed repurchase agreement (FABR) program, in which a special-purpose, unaffiliated entity enters into repurchase agreements with a bank and the proceeds of the repurchase agreements are used by the special purpose entity to purchase funding agreements from the Company.

Athene Annuity and Life Company
Notes to Financial Statements – Statutory-Basis
December 31, 2025, 2024 and 2023
(Dollars in thousands)
Through its membership in the FHLB, the Company is eligible to borrow under fixed or floating rate short-term arrangements to provide additional liquidity. Total available borrowings are determined by the amount of collateral pledged, but cannot exceed 20% to 40% of the Company’s total assets dependent upon the internal credit rating. These borrowings are accounted for as borrowed money under SSAP No. 15, Debt and Holding Company Obligations. During 2025 and 2024, the Company borrowed no amounts in the general and separate accounts. No interest expense was incurred by the Company during the years ended December 31, 2025, 2024 and 2023.

The Company has issued funding agreements to the FHLB in exchange for cash advances in both the general account and the separate account. FHLB funding agreements held in the separate account have a principal balance of $22,701,200 and $15,001,200 at December 31, 2025 and 2024, respectively. FHLB funding agreements held in the general account have a principal balance of $570,000 and $570,000 as of December 31, 2025 and 2024.

As part of these agreements, the Company holds $10,000 in FHLB Class B Membership Stock and $1,047,204 in FHLB Activity Stock in the general account. The Class B Membership Stock is not eligible for redemption. The FHLB funding agreements in the general and separate account are collateralized by general account and separate account assets with a book adjusted carrying value of $43,563,085 and $30,038,449 and fair value of $43,386,185 and $28,847,908 at December 31, 2025 and 2024, respectively.

The following table presents the outstanding funding agreement contracts issued by the Company:

	December 31,
	2025			2024
	Fixed	Floating	Total	Fixed	Floating	Total
Funding Agreements
ALV	$29,378	$—	$29,378	$56,964	$—	$56,964
FABN	28,326,944	6,240,170	$34,567,114	21,918,278	2,229,633	24,147,911
FHLB	17,021,200	6,250,000	$23,271,200	10,871,200	4,700,000	15,571,200
FABR	—	20,950,000	$20,950,000	—	12,000,000	12,000,000
Direct FA	6,096,926	191,546	6,288,472	2,791,631	95,341	2,886,972
Total	$51,474,448	$33,631,716	$85,106,164	$35,638,073	$19,024,974	$54,663,047

The weighted average interest rate on all funding agreements was 4.38% and 4.35% at December 31, 2025 and 2024, respectively.

The reserve established by the Company for FHLB funding agreements held in the separate account was $22,408,086 and $14,841,302 at December 31, 2025 and 2024, respectively. These are included in separate account liabilities on the balance sheets. The reserve established by the Company for general account funding agreements was $63,050,231 and $39,940,806 at December 31, 2025 and 2024, respectively, which was reported as deposit-type contracts on the balance sheets. The Company uses the funding agreements funds in an investment spread strategy. As such, the Company applies SSAP No. 52, Deposit-Type Contracts, accounting treatment to these funds, consistent with its other deposit-type contracts. It is not part of the Company's strategy to utilize these funds for operations, and any funds obtained for use in general operations would be accounted for consistent with SSAP No. 15 as borrowed money.

Athene Annuity and Life Company
Notes to Financial Statements – Statutory-Basis
December 31, 2025, 2024 and 2023
(Dollars in thousands)
The Company incurred interest expense of $2,142,232, $1,191,781, and $722,914 on funding agreements in the general account and $828,547, $423,223, and $186,087 on the funding agreements in the separate account during the years ended December 31, 2025, 2024 and 2023, respectively.

The scheduled maturities of the funding agreements are as follows:

2026	$12,270,942
2027	14,493,726
2028	15,547,807
2029	9,094,066
2030	10,228,552
Thereafter	23,471,071
Total	$85,106,164

As discussed in Note 7, the Company's funding agreements are ceded to AARe under modified coinsurance agreements.

10.    Federal Income Taxes
Current income taxes incurred consist of the following major components:

	Years Ended December 31,
	2025	2024	2023

Federal income tax expense (benefit) on operations	$(186,034)	$(222,705)	$452,495
Federal income tax expense (benefit) on net realized capital gain (loss)	12,105	(1,751)	(20,251)
Federal income tax expense (benefit) on operations - prior period	—	18,161	70,481
Total current federal income tax expense (benefit)	$(173,929)	$(206,295)	$502,725
The Company determines admitted DTAs under paragraph 11 of SSAP No. 101, which allows a DTA to be admitted where existing deductible temporary differences are expected to be realized within three years of the balance sheet date. DTAs are limited to:
1.The amount of federal capital gains taxes paid in prior years that can be recovered through capital loss carrybacks, not to exceed three years, including any amounts established in accordance with the provision of SSAP No. 5, Liabilities, Contingencies and Impairments of Assets.
2.If risk-based capital thresholds described in paragraph 11.b. of SSAP No. 101 are exceeded, paragraph 11.b.i. allows a reporting entity to admit DTAs that are expected to be realized within three years of the balance sheet date, subject to a 15% limitation of adjusted capital and surplus described in paragraph 11.b.ii. Since the Company’s Risk-Based Capital Authorized Control Level without regard to admitted DTAs is greater than 300%, the applicable period is three years and the applicable percentage is 15% as of December 31, 2025, plus
3.Any remaining DTAs can be offset against existing DTLs after due consideration of character and reversal patterns of temporary differences.
Adjusted gross DTAs exceeding the above limitations are nonadmitted.

Athene Annuity and Life Company
Notes to Financial Statements – Statutory-Basis
December 31, 2025, 2024 and 2023
(Dollars in thousands)
Pursuant to SSAP No. 101, paragraph 7.e., gross DTAs are reduced by a statutory valuation allowance adjustment if it is more likely than not that some portion or all of the gross DTAs will not be realized. The Company expects to fully realize all of its DTAs. As of December 31, 2025 and 2024, the Company has not established a valuation allowance against DTAs.
The admitted DTAs are summarized as follows:

	December 31,
	2025		2024
	Limitation	Admitted	Limitation	Admitted

Admitted pursuant to 11.a. - loss carrybacks		$—		$—
Realization per 11.b.i. - applicable period limitation	$417,544		$206,585
Realization per 11.b.ii. - applicable percentage limitation	555,636		553,871
Admitted pursuant to lesser of 11.b.i. or 11.b.ii - realization test		417,544		206,585
Admitted pursuant to 11.c. - DTL offset		910,319		437,193
Total admitted adjusted gross DTA		$1,327,863		$643,778

The Authorized Control Level Risk-Based Capital (excluding DTAs) percentage used for determining the above applicable period limitation and applicable percentage limitation was 833% and 815% for the years ended December 31, 2025 and 2024, respectively.
No tax planning strategies have been used to recognize net admitted DTAs for the periods ending December 31, 2025 and 2024.

Athene Annuity and Life Company
Notes to Financial Statements – Statutory-Basis
December 31, 2025, 2024 and 2023
(Dollars in thousands)
The tax effects of temporary differences that give rise to DTAs and DTLs are as follows:

	December 31, 2025				December 31, 2024			Change
	Ordinary		Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
DTAs
Policyholder reserves	$749,573		$—	$749,573	$753,371	$—	$753,371	$(3,798)	$—	$(3,798)
Investments	400,048		37,787	437,835	114,536	30,511	145,047	285,512	7,276	292,788
Deferred acquisition costs	371,351		—	371,351	290,432	—	290,432	80,919	—	80,919
Policyholder dividends accrual	5		—	5	5	—	5	—	—	—
Fixed assets	3		—	3	3	—	3	—	—	—
Compensation and benefits accrual	56		—	56	55	—	55	1	—	1
Receivable nonadmitted	1,649		—	1,649	1,530	—	1,530	119	—	119
Tax goodwill	98		—	98	294	—	294	(196)	—	(196)
Tax credit carryforward	31,648		—	31,648	$—	—	—	31,648	—	31,648
Other (Including items <5% of total ordinary tax assets)	70,560	—	—	70,560	48,382	—	48,382	22,178	—	22,178
Total gross DTAs	1,624,991		37,787	1,662,778	1,208,608	30,511	1,239,119	416,383	7,276	423,659
Nonadmitted DTAs	(319,830)		(15,085)	(334,915)	(588,715)	(6,626)	(595,341)	268,885	(8,459)	260,426
Admitted DTAs	1,305,161		22,702	1,327,863	619,893	23,885	643,778	685,268	(1,183)	684,085
DTLs
Investments	(873,114)		(22,702)	(895,816)	(358,075)	(23,885)	(381,960)	(515,039)	1,183	(513,856)
Deferred and uncollected premiums	(843)		—	(843)	(908)	—	(908)	65	—	65
Policyholder reserves	(12,752)		—	(12,752)	(54,325)	—	(54,325)	41,573	—	41,573
Other	(908)		—	(908)	—	—	—	(908)	—	(908)
Total DTLs	(887,617)		(22,702)	(910,319)	(413,308)	(23,885)	(437,193)	(474,309)	1,183	(473,126)
Net admitted DTA/(DTL)	$417,544		$—	$417,544	$206,585	$—	$206,585	$210,959	$—	$210,959
The change in net deferred income taxes is comprised of the following (this analysis is exclusive of the tax effect of unrealized capital gains and losses as the deferred taxes on unrealized gains and losses are reported separately from the change in net deferred income taxes in the statements of changes in capital and surplus):

	December 31,	December 31,
	2025	2024	Change

Adjusted gross deferred tax assets	$1,662,778	$1,239,119	$423,659
Total gross deferred tax liabilities	(910,319)	(437,193)	(473,126)
Adjusted deferred tax assets in excess of deferred tax liabilities	$752,459	$801,926	(49,467)
Tax effect of unrealized gains and losses			476,359
Tax credit sale			260,000
Change in net deferred income tax			$686,892
Nonadmitted deferred tax assets decreased $260,426 and increased $69,270 for the years ended December 31, 2025 and 2024, respectively.
No unrecognized DTL exists for temporary differences related to investments in foreign subsidiaries or foreign corporate joint ventures that are essentially permanent in duration.

Athene Annuity and Life Company
Notes to Financial Statements – Statutory-Basis
December 31, 2025, 2024 and 2023
(Dollars in thousands)
The provision for federal income tax incurred is different from that which would be obtained by applying the enacted federal income tax rate to income before taxes. The significant items causing these differences are as follows:

	Year Ended December 31, 2025		Year Ended December 31, 2024		Year Ended December 31, 2023
		Effective		Effective		Effective
	Amount	Tax Rate	Amount	Tax Rate	Amount	Tax Rate

Net gain (loss) from operations	$1,438,816		$1,012,537		$548,083
Realized capital gain (loss) on investments	(513,990)		(275,273)		(169,807)
Total statutory gain (loss)	$924,826		$737,264		$378,276
Statutory tax expense (benefit) at enacted rate	$194,213	21.0%	$154,826	21.0%	$79,438	21.0%
Permanent differences
Interest maintenance reserve	(6,806)	(0.7)	(4,290)	(0.6)	(12,493)	(3.3)
Nontaxable income	(4,164)	(0.5)	(2,579)	(0.3)	(2,027)	(0.5)
Nondeductible expenses	809	0.1	831	0.1	596	0.2
Nonadmitted assets	(9,725)	(1.1)	(8,564)	(1.2)	(2,107)	(0.6)
Affiliate expenses	(6,424)	(0.7)	(5,198)	(0.7)	2,540	0.7
Reinsurance adjustment A-791	(3,649)	(0.4)	1,645	0.2	4,669	1.2
Unrealized gain (loss) - options	136,578	14.8	136,250	18.5	80,597	21.3
Unrealized (gain) loss ceded	(555,827)	(60.1)	(277,653)	(37.5)	(264,570)	(70.0)
Specific reserves in surplus	(10,586)	(1.1)	(157)	—	(5,641)	(1.5)
Prior period adjustments	(48,722)	(5.3)	23,726	3.2	(23,231)	(6.1)
Insurance Company Owned Life Insurance	(31,507)	(3.4)	(2,701)	(0.4)	—	—
Tax credits and related benefits	(515,011)	(55.7)	(92,701)	(12.6)	(61,310)	(16.2)
Merger restatement	—	—	(9,684)	(1.3)	(27,458)	(7.3)
Total effective income tax expense (benefit)	$(860,821)	(93.1)%	$(86,249)	(11.6)%	$(230,997)	(61.1)%

Current federal income tax expense (benefit)	$(173,929)	(18.8)%	$(224,456)	(30.4)%	$432,244	114.3%
Current federal income tax expense (benefit) - prior period adjustments	—	0.0	18,161	2.5	70,481	18.6
Change in net deferred income tax	(686,892)	(74.3)	120,046	16.3	(733,722)	(194.0)
Total effective income tax expense (benefit)	$(860,821)	(93.1)%	$(86,249)	(11.6)%	$(230,997)	(61.1)%
The Company has non-transferrable federal tax credits to carry forward as follows at December 31, 2025:

	Year Incurred	Amount	Expiring
General Business Credit	2025	$31,648	2045

The Company estimated the utilization of the remaining federal tax credits by projecting future tax liability based on projected taxable income, tax rates and tax credits and comparing that projected future tax liability to the availability of remaining tax credits. These tax credits are fully admitted.
The Company has $0, $47,583, and $0 of federal capital gains tax from 2025, 2024 and 2023, respectively, available for recovery in the event of future capital losses. Prior year balances reflect tax returns filed as of December 31, 2025. The Company has incurred no Repatriation Transition tax.
The Company entered into a supplemental tax allocation agreement with Athene Re IV, whereby the Company is obligated to perform all of Athene Re IV's tax obligations and is entitled to accept all of

Athene Annuity and Life Company
Notes to Financial Statements – Statutory-Basis
December 31, 2025, 2024 and 2023
(Dollars in thousands)
Athene Re IV's tax benefits. Accordingly, any current taxes payable or receivable by Athene Re IV are reflected by the Company. During 2025, 2024 and 2023, under the provisions of this agreement, $110 of tax benefit was transferred to the Company, $350 of tax benefit was transferred to the Company and $42 of tax expense was transferred from the Company, respectively.
In accordance with SSAP No. 101, the Company follows SSAP No. 5 to utilize a “more likely than not (likelihood of more than fifty percent)” approach to compute its liability for tax contingencies. No liability for tax contingencies has been recorded as the Company does not have any material items requiring establishment of a loss contingency reserve or disclosure under SSAP No. 5. Interest and penalties associated with recognized tax contingencies would be recognized within the income tax expense line in the statements of operations. Accrued interest and penalties would be included in the related tax liability line in the balance sheets.

Federal income tax of $10,501 and $166,513 is due from affiliates at December 31, 2025 and 2024, respectively, pursuant to the Tax Allocation Agreement.

As of December 31, 2025 and 2024, the Company has no unrecognized deferred tax liabilities.

There were no deposits reported as admitted assets under Section 6603 of the Internal Revenue Code as of December 31, 2025 or 2024.

The following entities are included in the consolidated federal income tax return as of December 31, 2025:

Athene Annuity Re Ltd.
Athene Annuity and Life Company
Athene Annuity & Life Assurance Company of New York
Athene Life Insurance Company of New York
Athene Re USA IV, Inc.
Structured Annuity Reinsurance Company
The Company files income tax returns with the U.S. federal government and various U.S. state governments. For tax periods beginning January 1, 2019 and ending December 31, 2023, the Company was included in a consolidated return filed by the parent company, AUSA. For tax periods beginning January 1, 2024, the Company is included in a consolidated return filed by the parent company, AARe. The Company has a tax allocation agreement approved by the Company’s Board of Directors, which sets forth the manner in which the total combined federal income tax is allocated to each entity which is a party to the consolidation. Allocation of tax benefits is based on separate returns. Losses are paid at the time they can be used in the consolidated return. Intercompany tax balances are settled quarterly.

On August 16, 2022, the U.S. government enacted the Inflation Reduction Act of 2022 (IRA). The IRA introduced a 15% minimum corporate income tax on certain large corporations, known as the Corporate Alternative Minimum Tax (CAMT). The Company is an applicable reporting entity with tax allocation agreement exclusions.

The Company is not subject to U.S. federal and state examinations by tax authorities for years prior to 2021. The Company is under audit by the IRS as a member of the 2022 consolidated tax return filed by AUSA. Pursuant to the Company's tax allocation agreement, AUSA would be liable for the payment of any liabilities incurred as a result of this audit. The Company is not currently under exam by any state taxing authority.

The Company does not hold any transferable or non-transferable state tax credits gross of any related tax liabilities.

Athene Annuity and Life Company
Notes to Financial Statements – Statutory-Basis
December 31, 2025, 2024 and 2023
(Dollars in thousands)
11.    Premiums Due and Deferred

Deferred and uncollected life insurance premiums are summarized as follows:

	December 31, 2025			December 31, 2024
	Gross	Loading	Net	Gross	Loading	Net

Ordinary renewal	$3,212	$(803)	$4,015	$3,450	$(876)	$4,326

12.    Employee Benefit Plans

The Company is allocated a portion of the costs related to a qualified defined contribution savings and retirement plan sponsored by AUSA. The plan is a qualified 401(k) plan covering officers and employees.  The plan provides non-discretionary company matching contributions.  Expenses allocated to the Company for AUSA's contributions amounted to $12,281, $11,760, and $10,399 for 2025, 2024 and 2023, respectively.

13.    Related-Party Transactions

The Company cedes a quota share of its annuity and funding agreement business to AARe and 100% of the Closed Block liabilities to Athene Re IV. The Company cedes to STAR a 100% quota share of its benefits payable for all structured annuity contracts issued by the Company to Aviva London Assignment Corporation (an affiliated company prior to October 2, 2013). The Company also assumes a quota share of annuity business from its direct subsidiary AANY and from an affiliated entity, VIAC. Refer to Note 7 for details on these reinsurance agreements.

The Company is party to an investment management agreement with Apollo Insurance Solutions Group, LP (ISG), under which ISG agrees to provide asset management services in exchange for management fees. ISG is a subsidiary of AGM. Pursuant to the agreement, the Company pays ISG 30 basis points per annum on the Company’s managed assets. The Company incurred expenses on its general account and separate account assets of $894,280, $689,680, and $512,992 in 2025, 2024 and 2023, respectively, under the agreement with ISG.

The Company participates in Shared Services and Cost Sharing Agreements with certain other affiliated companies pursuant to which each party thereto agreed to provide certain financial, legal and other services to the other parties. Under these agreements, the Company incurred expense of $416,151, $430,515, and $378,577 during 2025, 2024 and 2023, respectively.

Some employees of Athene Employee Services, LLC (AES) and the Company participate in one or more Share Award Agreements (the Agreements) sponsored by AHL for which the Company has no legal obligation. Salary expense of AES and the Company is partially allocated to the Company through the Shared Services Agreement. Under SSAP No. 104, Share-Based Payments, the stock compensation expense associated with the Agreements that would have been allocated to the Company is required to be recorded as a capital contribution to the reporting entity. The Company has allocated the stock compensation expense associated with the Agreements based on the same methodology as the Shared Services Agreement. In accordance with SSAP No. 104, the Company incurred expense and recorded a capital contribution under the Agreements totaling $23,301, $26,638, and $50,466 in 2025, 2024 and 2023, respectively, which includes amounts contributed by the Company to downstream insurance subsidiaries.

Athene Annuity and Life Company
Notes to Financial Statements – Statutory-Basis
December 31, 2025, 2024 and 2023
(Dollars in thousands)
All intercompany balances shown as payable to or receivable from parent, subsidiaries and affiliates are settled within 90 days of their incurrence under the terms of the intercompany expense sharing agreements. These payables and receivables are presented on a net basis within the accompanying balance sheets when right of offset exists with a particular counterparty.

During 2022, the Company contributed its equity interests in certain partnership investments to Apollo Aligned Alternatives, L.P. (AAA), in exchange for a partnership interest in AAA. AAA is a strategic alternative investment vehicle designed to include investment by affiliated and unaffiliated insurers and other investors, with each investor having pro rata exposure to the underlying investments. The partnership is managed by an affiliate of the Company. Under the terms of the partnership agreement, the Company has the right to require distribution of its pro rata portion of underlying assets and direct such assets to be liquidated. During 2025 and 2024, the Company had contributions, net of distributions to AAA of $1,147,538 and $448,573, respectively.

During 2025 and 2024, in the normal course of business, the Company had purchases and contributions, net of sales and distributions, to non-AAA affiliated partnership investments of $169,090 and $431,136, respectively.

During 2025 and 2024, the Company transferred $2,664,709 and $470,814, respectively, of bonds to AARe in association with reinsurance settlements. These investments were included within bonds on the accompanying balance sheets. All transactions were based on the fair value of the assets at the transaction date.

During February 2023, the Company received a $100,000 capital contribution from its parent, AARe. This capital contribution was accrued at December 31, 2022 as a $100,000 receivable from parent with a corresponding increase in gross paid in and contributed surplus. In accordance with SSAP No. 72, Surplus and Quasi Reorganizations, capital contributions receivable that are satisfied with the receipt of cash or marketable securities prior to the filing of the annual statement shall be treated as a Type I subsequent event and considered an admitted asset based on evidence of collection and approval of the domiciliary commissioner.

In addition to the accrued capital contributions and stock compensation described above, during 2025, 2024 and 2023, the Company received $0, $934,000 and $1,400,000, respectively, of assets in kind and cash capital contributions from its parent, AARe.

As of December 31, 2025 and 2024, the Company holds $11,295,451 and $8,628,116, respectively, of other invested assets representing holdings of affiliated partnership investments. The Company also had $38,891,066 and $29,239,015 of affiliated bond holdings, $1,325,830 and $1,379,975 of affiliated mortgage loans on real estate and $75,000 and $57,362 of affiliated preferred stocks as of December 31, 2025 and 2024, respectively.

During 2025 and 2024, the Company recaptured, amended, and entered into new reinsurance agreements with affiliates. See Note 7 for the details of those changes.

The Company believes that the transactions with affiliates are reasonable and appropriate; however, the operations of the Company may not be indicative of those that would have occurred had the Company operated as a stand-alone entity.

Athene Annuity and Life Company
Notes to Financial Statements – Statutory-Basis
December 31, 2025, 2024 and 2023
(Dollars in thousands)
14.    Separate Accounts

The Company maintains five separate account arrangements:
Funding Agreement Separate Account: This separate account contains funding agreements issued to the FHLB. These funding agreements are secured by assets in the Company's general account. The funding agreements may not be accelerated by the holder unless there is a default under the agreement, but the Company may retire the funding agreement policies at any time.

Variable Annuity and Variable Life Separate Accounts: These separate accounts consist of individual variable annuities and variable universal life products. Net investment experience is credited directly to the policyholder and can be positive or negative, as determined by the performance or fair value of the investments held. The variable annuities generally provide an incidental death benefit of the greater of account value or premium paid. The assets and liabilities of these accounts are carried at fair value. No new variable annuity or variable life policies related to these separate accounts are being issued.

Group Annuity Separate Accounts: This contains separate accounts which support annuities payable under group fixed annuity contracts issued to various employers, or trusts established by such employers, in respect of those employers' pension plans. The assets and liabilities of these separate accounts are carried at the same basis as the general account. The Company's general account contributed $0, $0 and $140,000 to the Group Annuity Separate Accounts in 2025, 2024 and 2023, respectively. The group fixed annuity contracts obligate the Company’s general account to make annuity payments if the separate account is not able to do so. The product is included in Company's asset adequacy testing.

Index-Linked Deferred Annuity Separate Accounts: These separate accounts support registered index-linked deferred annuity contracts issued by the Company.  The assets and liabilities are carried at the same basis as the general account. During 2025 and 2024, no amounts were withdrawn from the index-linked deferred annuity separate accounts. During 2023, the Company's general account withdrew $24,602 from the index-linked deferred annuity separate accounts. The Company’s general account has guaranteed the amounts under the index-linked deferred annuity contracts, to the extent not covered by the assets in the separate account. The product is included in Company's asset adequacy testing.
Private Placement Variable Annuity Separate Accounts: These separate accounts report private placement variable deferred annuities issued by the Company to purchasers meeting the requirements as a qualified purchaser or an accredited investor under applicable federal securities laws. The assets of these separate accounts are carried at fair value. Net investment experience is credited directly to the policyholder and can be positive or negative, as determined by the performance or fair value of the investments held.
The Company’s general account has not paid toward separate account guarantees during the last five years. To compensate the general account for the risk taken, the Company's separate accounts have paid risk charges during the last five years as follows:

2025	$24,654
2024	$24,556
2023	$22,954
2022	$19,408
2021	$12,823

Athene Annuity and Life Company
Notes to Financial Statements – Statutory-Basis
December 31, 2025, 2024 and 2023
(Dollars in thousands)
The separate account assets legally insulated from the general account is as follows:

	December 31, 2025		December 31, 2024
	Legally Insulated	Not Legally Insulated	Legally Insulated	Not Legally Insulated
Funding Agreement Separate Account	$—	$212,465	$—	$107,023
Variable Annuity Separate Accounts	29,651	—	29,454	—
Variable Universal Life Separate Account	12,109	—	12,004	—
Group Annuity Separate Accounts	43,352,257	—	45,014,387	—
Index-Linked Deferred Annuity Separate Accounts	6,629,067	—	4,625,164	—
Private Placement Variable Annuity Separate Account	162,471	—	94,221	—
Total separate account assets	$50,185,555	$212,465	$49,775,230	$107,023

Information regarding the separate accounts of the Company is as follows:

		Nonindexed	Nonindexed	Non-
		Guaranteed	Guaranteed	Guaranteed
		Less Than/	More	Separate
	Indexed	Equal to 4%	Than 4%	Accounts	Total
Premiums, considerations or deposits
for year ended December 31, 2025	$284,340	$4,008,355	$4,141,645	$56,516	$8,490,856

Balances at December 31, 2025
For accounts with assets at
Fair value	—	—	—	204,129	204,129
Amortized cost	6,439,518	27,755,956	36,243,554	—	70,439,028
Total reserves	6,439,518	27,755,956	36,243,554	204,129	70,643,157
By withdrawal characteristics
Subject to discretionary withdrawal
With market value adjustment	6,439,518	1,830,424	806,565	—	9,076,507
At fair value	—	—	—	204,129	204,129
At book value without market value adjustment and with current surrender charge less than 5%	—	47,588	90,150	—	137,738
Not subject to discretionary withdrawal	—	25,877,945	35,346,838	—	61,224,783
Total reserves	$6,439,518	$27,755,957	$36,243,553	$204,129	70,643,157
Interest maintenance reserve					(6,058)
Other transfers to general account due or accrued					(22,158,151)
Other amounts payable on reinsurance					376,959
Other					413,110
Total separate account liabilities					$49,269,017

Net transfers to or (from separate accounts)	$944,312	$—	$(654,083)	$50,866	$341,095

Athene Annuity and Life Company
Notes to Financial Statements – Statutory-Basis
December 31, 2025, 2024 and 2023
(Dollars in thousands)

		Nonindexed	Nonindexed	Non-
		Guaranteed	Guaranteed	Guaranteed
		Less Than/	More	Separate
	Indexed	Equal to 4%	Than 4%	Accounts	Total
Premiums, considerations or deposits
for year ended December 31, 2024	$234,224	$1,600,000	$8,033,836	$86,012	$9,954,072

Balances at December 31, 2024
For accounts with assets at
Fair value	—	5,077	—	130,530	135,607
Amortized cost	4,455,800	25,987,451	32,175,376	—	62,618,627
Total reserves	4,455,800	25,992,528	32,175,376	130,530	62,754,234
By withdrawal characteristics
Subject to discretionary withdrawal
With market value adjustment	4,455,800	2,817,302	—	—	7,273,102
At fair value	—	5,077	—	130,530	135,607
At book value without market value adjustment and with current surrender charge less than 5%	—	113,588	—	—	113,588
Not subject to discretionary withdrawal	—	23,056,561	32,175,376	—	55,231,937
Total reserves	$4,455,800	$25,992,528	$32,175,376	$130,530	62,754,234
Interest maintenance reserve					26,210
Other transfers to general account due or accrued					(14,735,349)
Other amounts payable on reinsurance					477,419
Other					188,768
Total separate account liabilities					$48,711,282

Net transfers to or (from separate accounts)	$892,319	$—	$(667,573)	$82,230	$306,976

		Nonindexed	Nonindexed	Non-
		Guaranteed	Guaranteed	Guaranteed
		Less Than/	More	Separate
	Indexed	Equal to 4%	Than 4%	Accounts	Total
Year Ended December 31, 2023
Premiums, considerations or deposits	$170,022	$750,000	$4,502,270	$3,062	$5,425,354

Net transfers to or (from) separate accounts	$453,888	$219	$1,350,089	$(1,871)	$1,802,325

Athene Annuity and Life Company
Notes to Financial Statements – Statutory-Basis
December 31, 2025, 2024 and 2023
(Dollars in thousands)
A reconciliation of combined net transfers to or (from) separate accounts is as follows:

	Years Ended December 31,
	2025	2024	2023

Transfers to separate accounts	$491,153	$503,358	$2,199,670
Transfers from separate accounts	(150,058)	(196,382)	(397,345)
Net transfers to or (from) separate accounts	341,095	306,976	1,802,325
Other adjustments	949	59	346
Transfer to separate account, net, as reported in the
Statements of Operations	$342,044	$307,035	$1,802,671
15.    Commitments and Contingencies

The Company has unfunded commitments in certain investments in the general and separate accounts totaling $25,640,343 at December 31, 2025.

Effective July 31, 2019, the Company entered into a Capital Maintenance Agreement to provide capital support to its wholly owned subsidiary, AANY, such that the Company has agreed to maintain AANY’s total adjusted capital in an amount at least equal to 300% of AANY’s company action level risk-based capital. Also, effective July 31, 2019, the Company entered into an agreement to guarantee payment of all amounts due from its subsidiary, AANY, to the contract and certificate holders under the terms of a group annuity contract issued by AANY during August 2019.  Given the current capital level of AANY, the likelihood of payment by the Company under the terms of these agreements is remote.

On October 22, 2020, the Company entered into an Assignment Agreement with AANY pursuant to which the Company assigned all rights and obligations related to certain individuals entitled to annuity payments from existing PGA business. In the remote scenario and only to the extent AANY is unable to perform its obligations to New York residents entitled to payments under the existing assigned PGA transactions, the Company will be required to satisfy any of the remaining obligations.

Guaranty Association Assessments - Guaranty associations may subject member insurers, including the Company, to assessments that require the insurers to pay funds to cover contractual obligations under insurance policies issued by insurance companies that become impaired or insolvent. The assessments are based on an insurer’s proportionate share of premiums written in that state during a specified one-year or three-year period for lines of business in which the impaired or insolvent insurer engaged, subject to prescribed limits. As of December 31, 2025 and 2024, the Company recorded a liability of $6,453 and $18,199, respectively, based on the current best estimate of future assessments expected, as well as an asset of $11,463 and $11,300, respectively, for future premium tax credits.  The actual amount of assessments levied against the Company may vary from this estimate.

Fiduciary or Best Interest Standards - On February 13, 2020, the NAIC adopted the Suitability in Annuity Transactions Model Regulation (SAT), which places responsibilities upon issuing insurance companies with respect to the suitability of annuity sales, including responsibilities for training agents. In addition the SAT incorporates a “best interest” or similar standard with respect to the suitability of annuity sales. A producer is considered to have acted in the best interest of the customer if they have satisfied certain prescribed obligations regarding care, disclosure, conflict of interest and documentation. State adoption of these revisions, and any future changes in such laws and regulations, may impact the way our US insurance subsidiaries market and sell their annuity products. Forty-eight states, including Iowa, have adopted the amended SAT that includes a best interest standard. On July 22, 2018, separate and apart

Athene Annuity and Life Company
Notes to Financial Statements – Statutory-Basis
December 31, 2025, 2024 and 2023
(Dollars in thousands)
from the NAIC, the NYDFS issued amendments to its SAT regulation to incorporate a “best interest” standard with respect to the suitability of life insurance and annuity sales. The amendments made by NYDFS are currently the subject of litigation. Future changes in such laws and regulations, including those that impose a “best interest” standard, may impact the way the Company and its subsidiaries market and sell annuity products.

Since 2016, the DOL has issued various regulations expanding the definition of “investment advice” and broadening the circumstances under which distributors and manufacturers of insurance and annuity products could be considered “fiduciaries” and subject to certain standards in providing advice. On December 15, 2020, the DOL issued regulatory action to reinstate the pre-2016 regulatory definition of fiduciary advice. In the preamble to Prohibited Transaction Exemption (PTE) 2020-02, however, the DOL announced a new interpretation of parts of the regulation that broadens the circumstances under which producers, including insurance producers, could be considered fiduciaries under ERISA in connection with recommendations to “rollover” assets from a qualified retirement plan to an IRA or from an IRA to another IRA. For this purpose, “IRA” includes individual retirement annuities. This guidance reverses an earlier DOL interpretation suggesting that rollover advice by someone who was not already a fiduciary to a plan did not constitute investment advice giving rise to a fiduciary relationship. In connection with the broadened application of the fiduciary definition, the DOL’s PTE 2020-02 allows fiduciaries to receive compensation in connection with providing investment advice, including advice about rollovers, that would otherwise be prohibited as a result of their fiduciary relationship to the ERISA Plan, a participant in the ERISA Plan, or an IRA owner. On April 23, 2024, the Department of Labor published the final version of the fiduciary rule and certain prohibited transaction exemptions, including PTE 84-24 and PTE 2020-02. The effective date of September 23, 2024, is currently on hold due to legal challenges. Two federal district courts in Texas issued stays on the implementation and the DOL filed an appeal to these decisions. The appeals were later dismissed on November 28, 2025. There has been indication the DOL may revisit addressing the rule in 2026 and we will continue to monitor the situation to determine if any update would impact our business.

In addition to the matters previously discussed, the Company is routinely involved in litigation and other proceedings, reinsurance claims and regulatory proceedings arising in the ordinary course of its business. At present, no contingencies related to pending litigation and regulatory matters are considered material in relation to the financial position of the Company.

Estimates of possible losses or ranges of losses for particular matters cannot, in the ordinary course, be made with a reasonable degree of certainty. It is possible that the Company’s results of operations or cash flow in a particular quarterly or annual period could be materially adversely affected by an ultimate unfavorable resolution of pending litigation and regulatory matters.

16.    Capital and Surplus

The Company is subject to limitations, imposed by the State of Iowa, on the payment of dividends to its stockholder. Generally, without prior regulatory approval, dividends paid during the year must be paid from earned surplus and may not exceed the greater of (1) ten percent of the Company’s paid-in and unassigned surplus as of the preceding December 31, or (2) the Company’s net gain from operations before net realized capital gains on investments for the preceding year. Based on December 31, 2025 results, the Company may not declare or pay dividends without approval in 2026. The Company did not declare or pay dividends during the years ended 2025, 2024 and 2023.

In connection with the acquisition of AUSA during 2013, AHL entered into a Net Worth Maintenance Agreement to provide capital support to the Company such that AHL is obligated to maintain the Company’s capital and surplus in an amount sufficient to maintain the Company’s Total Adjusted Capital

Athene Annuity and Life Company
Notes to Financial Statements – Statutory-Basis
December 31, 2025, 2024 and 2023
(Dollars in thousands)
to be at least 200% of Company Action Level Risk-Based Capital (RBC).  The agreement also provides that the Company will not pay any dividends if such dividends would cause the Company Action Level RBC ratio to fall below 200%.

Effective January 30, 2020, the Company's then parent, AADE, entered into a Capital Maintenance Agreement to provide capital support to the Company, in an amount sufficient to satisfy the insurance laws of the State of New Jersey, in order to obtain authority for the Company to issue registered index-linked annuities in New Jersey (Original Agreement). In connection with the merger of AADE into the Company, effective October 11, 2024, the Company’s new parent, AARe, entered into a Capital Maintenance Agreement with similar terms to continue to provide capital support to the Company in an amount sufficient to satisfy the insurance laws of the State of New Jersey. The agreement will remain in effect for ten years from the Original Agreement’s effective date.

Life insurance companies are subject to certain RBC requirements as specified by the NAIC. Under those requirements, the amount is to be determined based on the various risk factors related to the Company. At December 31, 2025 and 2024, the Company exceeds all control levels of the RBC requirements.

During 2025, 2024 and 2023, the Company received and made capital contributions. See Note 13 for additional details regarding capital contributions.

During 2017, $1,502,316 of the Company's surplus was reset under SSAP No. 72, Surplus and Quasi-Reorganizations, as a reclassification of unassigned surplus to paid-in surplus. In accordance with SSAP No. 72, the Company is required to disclose this surplus reset for ten years following its effective date.
17.    Subsequent Events

The Company has evaluated subsequent events through March 31, 2026, the date that these financial statements were available to be issued.

18.    Reconciliation to the Statutory Annual Statement

There are no reconciling items between total assets, total liabilities, capital and surplus or net income as previously reported to state regulatory authorities in the 2025, 2024 and 2023 Annual Statements and those reported in the accompanying financial statements.